UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5235
                                                     ---------------------

                  Nuveen California Municipal Value Fund, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: August 31
                                           ------------------

                  Date of reporting period: February 28, 2005
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                             SEMIANNUAL REPORT February 28, 2005

Nuveen Investments
Municipal Closed-End
Exchange-Traded
Funds

                                    NUVEEN CALIFORNIA MUNICIPAL VALUE FUND, INC.
                                                                             NCA

                         NUVEEN CALIFORNIA PERFORMANCE PLUS MUNICIPAL FUND, INC.
                                                                             NCP

                       NUVEEN CALIFORNIA MUNICIPAL MARKET OPPORTUNITY FUND, INC.
                                                                             NCO

                       NUVEEN CALIFORNIA INVESTMENT QUALITY MUNICIPAL FUND, INC.
                                                                             NQC

                           NUVEEN CALIFORNIA SELECT QUALITY MUNICIPAL FUND, INC.
                                                                             NVC

                           NUVEEN CALIFORNIA QUALITY INCOME MUNICIPAL FUND, INC.
                                                                             NUC

Photo of: Man, woman and child at the beach.
Photo of: A child.

DEPENDABLE, TAX-FREE INCOME BECAUSE IT'S NOT WHAT YOU EARN, IT'S WHAT YOU
KEEP.(R)

Logo: NUVEEN Investments

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Photo of: Man and child
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

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Chairman's
      LETTER TO SHAREHOLDERS

For all American taxpayers, the date of this chairman's letter carries special significance. Therefore, I am especially pleased on this day to report that over the six-month period covered by this semiannual report your Fund continued to provide you with monthly tax-free income and an attractive total return. For more details about the management strategy and performance of your Fund, please see the Portfolio Manager's Comments and Performance Overview sections of this report.

As I noted in my last letter to you, our conversations with financial advisers and investors suggest that many of you may be wondering whether long-term interest rates will soon begin to rise substantially, how high rates might eventually go, and whether that makes this a good time to adjust your holdings of fixed-income investments. We can't answer these questions for you - no one knows what the future will bring.


"IN FACT, A WELL-DIVERSIFIED PORTFOLIO MAY ACTUALLY HELP TO REDUCE YOUR OVERALL INVESTMENT RISK."


From our experience, we do know that a well-balanced portfolio, structured and carefully monitored with the help of a trusted investment professional, can be an important component in helping you achieve your long-term financial goals. In fact, a well-diversified portfolio may actually help to reduce your overall investment risk. That is one reason why we believe that a municipal bond investment like your Nuveen Fund can be an important building block in a comprehensive investment program designed to perform well in a variety of market conditions.

As in past reports, I urge you to consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy - see the inside front cover of this report for instructions.

Some of you may have heard that in April, 2005, The St. Paul Travelers Companies, Inc., which had owned 79% of Nuveen Investments, Inc. (the parent of your Fund's investment adviser) completed a public offering of a substantial portion of its equity stake in Nuveen. At the same time, St. Paul Travelers also entered into agreements to sell the balance of its shares in Nuveen to us or to others at a future date.

These transactions will have no impact on the investment objectives or management of your Fund. However, taken as a whole they are considered to be an "assignment" of your Fund's investment management agreement. This means that you and your fellow Fund shareholders soon will be asked to formally approve the continuation of your Fund's management contract with Nuveen. We will be sending you more information about this process in the coming weeks.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger


Timothy R. Schwertfeger
Chairman of the Board

April 15, 2005

Nuveen California Municipal Closed-End Exchange-Traded Funds
(NCA, NCP, NCO, NQC, NVC, NUC)

Portfolio Manager's
        COMMENTS


Portfolio manager Scott Romans reviews key investment strategies and the semiannual performance of these Funds. Scott, who joined Nuveen in 2000, has managed these six Funds since January 2003.

WHAT KEY STRATEGIES WERE USED TO MANAGE THESE CALIFORNIA FUNDS DURING THE SIX MONTH PERIOD ENDED FEBRUARY 28, 2005?

Between September 2004 and February 2005, the Federal Reserve introduced four quarter-point increases in the fed funds rate, raising this short-term interest rate target from 1.5% to 2.5%. (On March 22, 2005, following the end of this reporting period, the Fed announced another 0.25% hike, taking the fed funds rate to 2.75%.) With the market anticipating increases in interest rates throughout the period, our focus centered on finding bonds that we believed could add immediate value to the Funds' portfolios and also had the potential to perform well under a variety of future market scenarios.

Overall, our purchase activity emphasized premium bonds (those trading above their par value) in the intermediate and long-intermediate parts of the yield curve - that is, bonds that mature in 20 to 25 years. During the last two months of this period, we also began to focus on bonds slightly further out on the yield curve. Generally speaking, our purchases of specific bonds during this period were influenced primarily by the bond's positioning on the yield curve, and secondarily on factors such as credit rating or industry sector, except when the need to maintain adequate diversification was an issue.

Some of the additions to our portfolios during this period were financed with the proceeds from sales of lower-rated holdings, as we worked to improve the Funds' risk profiles by taking advantage of opportunities to selectively trim some of our more concentrated BBB and nonrated positions. Because lower-rated bonds generally performed well over the past year, demand for these bonds was strong, especially in California, where investors actively sought higher yields. As a result, we were able to obtain attractive prices for the bonds we sold. In some cases, we reinvested the proceeds into other lower-rated and nonrated issues when the market provided suitable opportunities. Among the additions to our portfolios during this period was a BBB+ rated credit issued for Daughters of Charity Health, which was added to all six Funds.

In February 2005, we also added AAA rated bonds issued for Rancho Santiago Community College District to NCO and NVC. This issue, which had a 5% coupon and a maturity date of 2027, provides an example of the types of purchases we were making in terms of structure and yield curve positioning.

During this reporting period, most of the Funds also reduced their positions in prerefunded bonds and bonds with shorter maturities, which tended to underperform over the six months. Most of these proceeds were redeployed into bonds within the targeted maturity ranges and that offered at least 10 years of call protection.

HOW DID THE FUNDS PERFORM OVER THE SIX MONTH PERIOD?

Individual results for the Nuveen California Funds, as well as for comparative indexes, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE*
For periods ended 2/28/05

                          6-MONTH        1-YEAR          5-YEAR          10-YEAR
--------------------------------------------------------------------------------
NCA1                      3.54%          4.25%           7.49%           5.95%
--------------------------------------------------------------------------------
NCP                       4.43%          5.10%           8.88%           7.14%
--------------------------------------------------------------------------------
NCO                       4.68%          5.76%           9.02%           7.22%
--------------------------------------------------------------------------------
NQC                       4.16%          5.05%           9.07%           7.03%
--------------------------------------------------------------------------------
NVC                       4.71%          5.63%           9.20%           7.49%
--------------------------------------------------------------------------------
NUC                       5.55%          5.99%           8.60%           7.49%
--------------------------------------------------------------------------------
Lehman Brothers CA
Tax-Exempt
Bond Index2               2.97%          4.01%           7.21%           6.65%
--------------------------------------------------------------------------------
Lipper CA
Municipal Debt
Funds Average3            2.76%          5.56%           6.53%           5.81%
--------------------------------------------------------------------------------

* Six-month returns are cumulative; returns for one year, five years, and ten years are annualized.

Past performance is not predictive of future results.
Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the individual Performance Overview for your Fund in this report.



For the six months ended February 28, 2005, the cumulative returns on NAV for all six Funds outperformed the return on the Lehman Brothers California Tax-Exempt Bond Index.


1    NCA is an unleveraged Fund; the other five Funds are leveraged.

2 The Lehman Brothers California Tax-Exempt Bond Index is an unleveraged, unmanaged index comprising a broad range of investment-grade California municipal bonds. Results for the Lehman index do not reflect any expenses.

3 The Lipper California Municipal Debt Funds category average is calculated using the returns of all leveraged and unleveraged closed-end exchange-traded funds in this category for each period as follows: 6 months, 30 funds; 1 year, 30 funds; 5 years, 19 funds; and 10 years, 17 funds. Fund and Lipper returns assume reinvestment of dividends.

Each of the Funds also outperformed the average return for their Lipper California Fund peer group.

One factor benefiting the six-month performances of these Funds (with the exception of the unleveraged NCA) relative to that of the unleveraged Lehman Brothers California Fund index was the Funds' use of financial leverage. While leveraging can add volatility to the Funds' NAVs and share prices, especially during periods when interest rates rise, this strategy can also provide opportunities for additional income and total returns for common shareholders when short-term interest rates remain relatively low and long-term rates fall or remain fairly constant, as they did during this reporting period.

Although short-term rates remained historically low over this period, they did rise in response to increases in the fed funds rate. At the same time, longer-term yields fell by 20 basis points between the end of August 2004 and the end of February 2005, as measured by the Bond Buyer 25, a widely followed municipal bond index. As a result of the inverse relationship between bond prices and bond yields, bonds with longer maturities generally tended to perform better than securities with shorter maturities. This benefited Funds such as NUC, which had relatively more exposure to the longer end of the yield curve than the other five Funds, while NCA's performance over much of this period was hampered by its relatively larger weighting of bonds at the short end of the curve.

All of the Funds benefited from their allocations of lower quality bonds during this period, with bonds rated BBB and nonrated bonds generally outperforming other credit quality sectors as the economy improved. In particular, the Funds' returns were helped by our selection of individual nonrated credits, which tended to outperform the nonrated segment of the market as a whole.

Among the lower quality credits producing the strongest performance were bonds backed by the 1998 master tobacco settlement agreement, as the litigation environment improved and the supply/demand situation drove tobacco bond prices higher. As of

February 28, 2005, all of these Funds held positions in tobacco bonds, with NUC having the heaviest weighting, at approximately 5%, and NQC the smallest, at less than 1%.

Our sector allocation decisions also made positive contributions to the Funds' cumulative six-month returns, especially our emphasis on healthcare, which ranked second in terms of performance among the Lehman municipal revenue sectors for the period.

One area of the municipal market that tended to underperform during this period was the pre-refunded sector, due primarily to these bonds' shorter effective maturities. As of February 28, 2005, NCA and NUC had larger exposures to pre-refunded bonds, than the other Funds in this report. This served as a mild constraint on the Fund's performance during this period.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF FEBRUARY 28, 2005?

We continued to believe that, given the current geopolitical and economic climate, maintaining strong credit quality was an important requirement. As of February 28, 2005, all six of these Funds continued to offer excellent credit quality, with allocations of bonds rated AAA/U.S. guaranteed and AA ranging from 55% in NCA and 70% in NUC to 71% in NVC, 72% in NCP, 73% in NCO, and 76% in NQC.

As of February 28, 2005, potential call exposure for the period March 2005 through the end of 2006 ranged from 10% in NQC and 12% in NCP to 14% in NVC and NUC, 15% in NCA, and 16% in NCO. The number of actual bond calls in all of these Funds depends largely on future market interest rates.

Dividend and Share Price
       INFORMATION



As short-term interest rates remained relatively low throughout this reporting period, the leveraged structures of NCP, NCO, NQC, NVC and NUC continued to support their dividend-paying capabilities. The extent of this benefit is tied in part to the short-term rates these Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, leveraged Funds generally pay lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. This strategy helped to maintain the dividends of these five Funds throughout the reporting period. The dividend of the unleveraged NCA also remained stable over this six-month period.

In addition, due to capital gains generated by normal portfolio activity, common shareholders received capital gains and net ordinary income distributions at the end of December 2004, as follows:

                           LONG-TERM
                       CAPITAL GAINS                    ORDINARY INCOME
                         (PER SHARE)                        (PER SHARE)
--------------------------------------------------------------------------------
NCA                          $0.0800                            $0.0057
--------------------------------------------------------------------------------
NCP                          $0.1714                            $    --
--------------------------------------------------------------------------------
NQC                          $0.1057                            $    --
--------------------------------------------------------------------------------
NVC                          $0.1003                            $0.0120
--------------------------------------------------------------------------------
NUC                          $0.0793                            $    --
--------------------------------------------------------------------------------

All of the Funds in this report seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of February 28, 2005, all of the Funds in this report had positive UNII balances for both financial statement and tax purposes.

At the end of the reporting period, the Funds' share prices were trading at discounts to their NAVs as shown in the accompanying chart:

                        2/28/05         6-MONTH AVERAGE
                       DISCOUNT                DISCOUNT
--------------------------------------------------------------------------------
NCA                       -6.05%                 -8.16%
--------------------------------------------------------------------------------
NCP                       -4.62%                 -7.83%
--------------------------------------------------------------------------------
NCO                       -6.41%                 -7.26%
--------------------------------------------------------------------------------
NQC                       -2.61%                 -5.62%
--------------------------------------------------------------------------------
NVC                       -4.76%                 -5.56%
--------------------------------------------------------------------------------
NUC                       -1.84%                 -3.31%
--------------------------------------------------------------------------------

Nuveen California Municipal Value Fund, Inc.
NCA

Performance
     OVERVIEW As of February 28, 2005



Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              51%
AA                                4%
A                                17%
BBB                              18%
NR                                9%
BB or Lower                       1%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                             0.04
Apr                             0.04
May                             0.04
Jun                           0.0385
Jul                           0.0385
Aug                           0.0385
Sep                           0.0385
Oct                           0.0385
Nov                           0.0385
Dec                           0.0385
Jan                           0.0385
Feb                           0.0385

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/1/04                        9.95
                              9.81
                              9.85
                              9.76
                              9.86
                              9.9
                              9.85
                              9.86
                              9.92
                              9.9
                              9.9
                              9.8
                              9.78
                              9.8
                              9.74
                              9.75
                              9.71
                              9.65
                              9.65
                              9.75
                              9.77
                              9.74
                              9.82
                              9.75
                              9.39
                              9.18
                              9.25
                              9.29
                              9.34
                              9.24
                              9.15
                              9.16
                              8.97
                              9.13
                              9.12
                              9.11
                              8.99
                              9.03
                              8.91
                              8.95
                              8.92
                              9.1
                              9.07
                              9.05
                              9.05
                              8.94
                              9.1
                              9.01
                              8.9
                              8.85
                              8.96
                              8.9
                              8.9
                              8.98
                              9.02
                              8.95
                              9
                              9.04
                              9.02
                              9.01
                              8.98
                              9.11
                              9.1
                              9.07
                              9.07
                              8.95
                              8.94
                              8.92
                              8.93
                              8.99
                              8.95
                              8.94
                              8.84
                              8.62
                              8.688
                              8.8
                              8.8
                              8.78
                              8.77
                              8.86
                              8.88
                              8.89
                              8.77
                              8.77
                              8.76
                              8.91
                              8.82
                              8.94
                              8.93
                              8.93
                              8.91
                              8.94
                              8.93
                              8.91
                              8.9
                              8.95
                              8.94
                              8.91
                              8.96
                              8.91
                              8.92
                              8.97
                              8.89
                              8.93
                              8.99
                              9.04
                              9.07
                              9.07
                              9.05
                              9.03
                              9.07
                              9.04
                              9.08
                              9.14
                              9.23
                              9.19
                              9.18
                              9.18
                              9.22
                              9.28
                              9.22
                              9.3
                              9.24
                              9.14
                              9.118
                              9.2
                              9.14
                              9.19
                              9.18
                              9.27
                              9.21
                              9.29
                              9.29
                              9.3
                              9.3
                              9.3
                              9.31
                              9.29
                              9.27
                              9.3
                              9.29
                              9.28
                              9.32
                              9.35
                              9.4
                              9.32
                              9.44
                              9.54
                              9.54
                              9.54
                              9.5
                              9.49
                              9.39
                              9.5
                              9.52
                              9.5
                              9.51
                              9.5
                              9.44
                              9.37
                              9.34
                              9.38
                              9.38
                              9.4
                              9.39
                              9.5
                              9.5
                              9.45
                              9.5
                              9.5
                              9.53
                              9.62
                              9.62
                              9.49
                              9.46
                              9.5
                              9.54
                              9.54
                              9.44
                              9.52
                              9.42
                              9.42
                              9.47
                              9.62
                              9.7
                              9.61
                              9.6
                              9.55
                              9.56
                              9.56
                              9.53
                              9.44
                              9.48
                              9.54
                              9.35
                              9.36
                              9.46
                              9.35
                              9.33
                              9.36
                              9.35
                              9.35
                              9.25
                              9.18
                              9.17
                              9.18
                              9.22
                              9.19
                              9.19
                              9.2
                              9.14
                              9.19
                              9.15
                              9.2
                              9.2
                              9.24
                              9.31
                              9.31
                              9.22
                              9.23
                              9.35
                              9.31
                              9.33
                              9.23
                              9.29
                              9.24
                              9.29
                              9.23
                              9.24
                              9.3
                              9.24
                              9.3
                              9.26
                              9.33
                              9.31
                              9.42
                              9.49
                              9.55
                              9.8
                              9.74
                              9.74
                              9.73
                              9.75
                              9.82
                              9.63
                              9.68
                              9.57
                              9.56
                              9.54
                              9.51
                              9.41
                              9.43
                              9.55
                              9.58
2/28/05                       9.62


FUND SNAPSHOT
------------------------------------
Share Price                    $9.62
------------------------------------
Common Share
Net Asset Value               $10.24
------------------------------------
Premium/(Discount) to NAV     -6.05%
------------------------------------
Market Yield                   4.80%
------------------------------------
Taxable-Equivalent Yield1      7.33%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $258,534
------------------------------------
Average Effective Maturity
on Securities (Years)          19.02
------------------------------------
Modified Duration               5.46
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/07/87)
------------------------------------
         ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    7.31%         3.54%
------------------------------------
1-Year          2.57%         4.25%
------------------------------------
5-Year          9.38%         7.49%
------------------------------------
10-Year         5.40%         5.95%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         37.4%
------------------------------------
Tax Obligation/General         14.0%
------------------------------------
U.S. Guaranteed                11.2%
------------------------------------
Healthcare                     10.7%
------------------------------------
Utilities                       6.0%
------------------------------------
Long-Term Care                  4.5%
------------------------------------
Housing/Multifamily             4.5%
------------------------------------
Other                          11.7%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.0857 per share.

Nuveen California Performance Plus Municipal Fund, Inc.
NCP

Performance
     OVERVIEW As of February 28, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              60%
AA                               12%
A                                16%
BBB                              10%
NR                                2%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                           0.0775
Apr                           0.0775
May                           0.0775
Jun                           0.0775
Jul                           0.0775
Aug                           0.0775
Sep                           0.0775
Oct                           0.0775
Nov                           0.0775
Dec                           0.0775
Jan                           0.0775
Feb                           0.0775

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/1/04                        14.95
                              14.89
                              14.89
                              14.88
                              14.97
                              15.04
                              15.08
                              15.1
                              15.08
                              15.06
                              15.07
                              15.08
                              15.02
                              15.1
                              15.07
                              15.09
                              15.04
                              15
                              14.98
                              14.97
                              15
                              14.99
                              15.06
                              15.12
                              15.06
                              14.9
                              14.72
                              14.78
                              14.72
                              14.55
                              14.4
                              14.12
                              14.24
                              14.18
                              14.2
                              14.02
                              13.92
                              13.85
                              13.75
                              13.6
                              13.68
                              13.6
                              13.5
                              13.51
                              13.47
                              13.47
                              13.43
                              13.25
                              13.08
                              13
                              13.22
                              13.08
                              12.94
                              13.09
                              12.95
                              12.88
                              13
                              13.13
                              13.25
                              13.35
                              13.32
                              13.5
                              13.48
                              13.51
                              13.51
                              13.48
                              13.52
                              13.45
                              13.4
                              13.35
                              13.44
                              13.44
                              13.36
                              13.26
                              13.34
                              13.28
                              13.3
                              13.25
                              13.28
                              13.21
                              13.26
                              13.28
                              13.28
                              13.39
                              13.26
                              13.39
                              13.46
                              13.62
                              13.69
                              13.59
                              13.84
                              13.8
                              13.87
                              13.75
                              13.7
                              13.69
                              13.79
                              13.79
                              13.69
                              13.6
                              13.608
                              13.7
                              13.71
                              13.53
                              13.63
                              13.65
                              13.79
                              13.79
                              13.8
                              13.83
                              13.89
                              14
                              14.2
                              14.2
                              14.35
                              14.19
                              14.19
                              14.36
                              14.31
                              14.35
                              14.3
                              14.45
                              14.49
                              14.3
                              14.47
                              14.56
                              14.28
                              14.21
                              14.2
                              14.26
                              14.26
                              14.31
                              14.23
                              14.32
                              14.35
                              14.28
                              14.31
                              14.24
                              14.21
                              14.27
                              14.31
                              14.35
                              14.38
                              14.38
                              14.41
                              14.46
                              14.5
                              14.52
                              14.53
                              14.49
                              14.4
                              14.43
                              14.39
                              14.4
                              14.36
                              14.39
                              14.42
                              14.57
                              14.58
                              14.49
                              14.59
                              14.64
                              14.64
                              14.61
                              14.57
                              14.63
                              14.64
                              14.66
                              14.61
                              14.65
                              14.65
                              14.74
                              14.74
                              14.75
                              14.75
                              14.79
                              14.83
                              14.69
                              14.61
                              14.54
                              14.51
                              14.37
                              14.49
                              14.53
                              14.42
                              14.47
                              14.48
                              14.48
                              14.47
                              14.4
                              14.44
                              14.47
                              14.29
                              14.16
                              14.07
                              13.95
                              14.14
                              14.05
                              14.12
                              14.17
                              14.18
                              14.23
                              14.03
                              13.98
                              13.99
                              13.97
                              13.9
                              13.93
                              14.02
                              13.92
                              13.96
                              13.96
                              13.99
                              13.959
                              13.99
                              13.99
                              14
                              13.97
                              13.97
                              14.09
                              14.14
                              14.14
                              14.2
                              14.09
                              14.15
                              14.21
                              14.16
                              14.24
                              14.48
                              14.45
                              14.35
                              14.28
                              14.38
                              14.42
                              14.43
                              14.45
                              14.55
                              14.59
                              14.63
                              14.59
                              14.65
                              14.7
                              14.68
                              14.73
                              14.7
                              14.8
                              14.86
                              14.8
                              14.61
                              14.55
                              14.55
                              14.62
                              14.78
                              14.83
2/28/05                       14.85


FUND SNAPSHOT
------------------------------------
Share Price                   $14.85
------------------------------------
Common Share
Net Asset Value               $15.57
------------------------------------
Premium/(Discount) to NAV     -4.62%
------------------------------------
Market Yield                   6.26%
------------------------------------
Taxable-Equivalent Yield1      9.56%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $201,830
------------------------------------
Average Effective Maturity
on Securities (Years)          17.06
------------------------------------
Leverage-Adjusted Duration      8.83
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/15/89)
------------------------------------
         ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    8.83%         4.43%
------------------------------------
1-Year          7.69%         5.10%
------------------------------------
5-Year          6.85%         8.88%
------------------------------------
10-Year         6.86%         7.14%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/General         21.3%
------------------------------------
Transportation                 19.5%
------------------------------------
Tax Obligation/Limited         19.5%
------------------------------------
Water and Sewer                10.2%
------------------------------------
Utilities                       9.5%
------------------------------------
Healthcare                      7.0%
------------------------------------
Other                          13.0%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.1714 per share.

Nuveen California Municipal Market Opportunity Fund, Inc.
NCO

Performance
     OVERVIEW As of February 28, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              57%
AA                               16%
A                                13%
BBB                              10%
NR                                2%
BB or Lower                       2%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE
Mar                            0.079
Apr                            0.079
May                            0.079
Jun                            0.079
Jul                            0.079
Aug                            0.079
Sep                            0.079
Oct                            0.079
Nov                            0.079
Dec                            0.079
Jan                            0.079
Feb                            0.079

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/31/04                       15.14
                              15.22
                              15.16
                              15.14
                              15.22
                              15.46
                              15.41
                              15.49
                              15.39
                              15.5
                              15.36
                              15.45
                              15.37
                              15.4
                              15.4
                              15.6
                              15.5
                              15.45
                              15.42
                              15.36
                              15.37
                              15.36
                              15.35
                              15.45
                              15.35
                              15.33
                              14.99
                              15.06
                              15.01
                              14.95
                              14.48
                              14.3
                              14.15
                              14.49
                              14.32
                              14.2
                              14.1
                              13.92
                              13.8
                              13.79
                              13.75
                              13.72
                              13.49
                              13.53
                              13.57
                              13.54
                              13.48
                              13.52
                              13.22
                              13.07
                              13.24
                              13.2
                              12.99
                              13.03
                              13.12
                              13.01
                              13.25
                              13.3
                              13.29
                              13.4
                              13.73
                              13.73
                              13.76
                              13.81
                              13.81
                              13.74
                              13.65
                              13.65
                              13.7
                              13.71
                              13.64
                              13.65
                              13.62
                              13.49
                              13.53
                              13.55
                              13.49
                              13.45
                              13.52
                              13.45
                              13.45
                              13.53
                              13.48
                              13.65
                              13.58
                              13.67
                              13.57
                              13.85
                              13.99
                              13.88
                              13.92
                              13.98
                              13.99
                              13.83
                              13.82
                              13.78
                              13.76
                              13.82
                              13.82
                              13.75
                              13.72
                              13.78
                              13.8
                              13.75
                              13.81
                              13.79
                              13.86
                              13.86
                              13.96
                              14.03
                              14.03
                              14.08
                              14.27
                              14.13
                              14.14
                              14.13
                              14.2
                              14.26
                              14.21
                              14.19
                              14.18
                              14.39
                              14.38
                              14.49
                              14.48
                              14.54
                              14.38
                              14.33
                              14.37
                              14.45
                              14.455
                              14.442
                              14.47
                              14.69
                              14.75
                              14.67
                              14.75
                              14.71
                              14.6
                              14.6
                              14.6
                              14.63
                              14.94
                              14.77
                              14.91
                              14.84
                              14.78
                              14.89
                              14.89
                              14.91
                              14.71
                              14.79
                              14.78
                              14.73
                              14.78
                              14.76
                              14.88
                              14.87
                              14.93
                              14.93
                              15.03
                              15.04
                              15.02
                              15
                              14.95
                              15.03
                              15.04
                              14.94
                              14.98
                              15
                              14.95
                              14.95
                              14.95
                              14.88
                              15.07
                              15.13
                              15.13
                              14.83
                              14.5
                              14.47
                              14.4
                              14.35
                              14.43
                              14.65
                              14.55
                              14.64
                              14.7
                              14.64
                              14.69
                              14.69
                              14.66
                              14.66
                              14.77
                              14.69
                              14.69
                              14.58
                              14.7
                              14.58
                              14.55
                              14.67
                              14.6
                              14.62
                              14.43
                              14.42
                              14.455
                              14.39
                              14.25
                              14.3
                              14.21
                              14.3
                              14.22
                              14.18
                              14.19
                              14.13
                              14.16
                              14.12
                              14.15
                              14.14
                              14.17
                              14.2
                              14.34
                              14.38
                              14.39
                              14.3
                              14.36
                              14.34
                              14.58
                              14.58
                              14.58
                              14.61
                              14.58
                              14.57
                              14.59
                              14.64
                              14.68
                              14.89
                              14.92
                              14.96
                              15.12
                              15.105
                              15.24
                              15.24
                              15.16
                              15.1
                              15.01
                              15
                              14.95
                              15.03
                              14.81
                              14.59
                              14.54
                              14.5
                              14.59
                              14.98
2/28/05                       14.9

FUND SNAPSHOT
------------------------------------
Share Price                   $14.90
------------------------------------
Common Share
Net Asset Value               $15.92
------------------------------------
Premium/(Discount) to NAV     -6.41%
------------------------------------
Market Yield                   6.36%
------------------------------------
Taxable-Equivalent Yield1      9.71%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $129,809
------------------------------------
Average Effective Maturity
on Securities (Years)          18.09
------------------------------------
Leverage-Adjusted Duration      8.43
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/17/90)
------------------------------------
         ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    6.47%         4.68%
------------------------------------
1-Year          4.95%         5.76%
------------------------------------
5-Year          6.43%         9.02%
------------------------------------
10-Year         6.54%         7.22%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         23.3%
------------------------------------
Tax Obligation/General         22.6%
------------------------------------
Transportation                 17.0%
------------------------------------
Water and Sewer                11.1%
------------------------------------
Healthcare                      8.0%
------------------------------------
Utilities                       5.8%
------------------------------------
Other                          12.2%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

Nuveen California Investment Quality Municipal Fund, Inc.
NQC

Performance
     OVERVIEW As of February 28, 2005

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              65%
AA                               11%
A                                12%
BBB                               9%
NR                                1%
BB or Lower                       2%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                           0.0795
Apr                           0.0795
May                           0.0795
Jun                           0.0795
Jul                           0.0795
Aug                           0.0795
Sep                           0.0795
Oct                           0.0795
Nov                           0.0795
Dec                           0.0795
Jan                           0.0795
Feb                           0.0795

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/1/04                        15.26
                              15.26
                              15.23
                              15.2
                              15.31
                              15.43
                              15.45
                              15.41
                              15.55
                              15.47
                              15.53
                              15.56
                              15.6
                              15.47
                              15.6
                              15.51
                              15.5
                              15.46
                              15.5
                              15.48
                              15.43
                              15.4
                              15.3
                              15.3
                              15.26
                              14.86
                              14.89
                              14.84
                              14.81
                              14.8
                              14.53
                              14.45
                              14.45
                              14.57
                              14.36
                              14.1
                              14.05
                              14.04
                              14.04
                              13.94
                              14.05
                              14.13
                              14
                              14.15
                              13.94
                              14.1
                              13.92
                              13.75
                              13.48
                              13.29
                              13.51
                              13.34
                              13.24
                              13.39
                              13.31
                              13.4
                              13.39
                              13.38
                              13.53
                              13.56
                              13.67
                              13.8
                              13.89
                              13.79
                              13.79
                              13.86
                              13.85
                              13.84
                              13.7
                              13.66
                              13.68
                              13.59
                              13.61
                              13.47
                              13.58
                              13.66
                              13.62
                              13.474
                              13.48
                              13.62
                              13.51
                              13.55
                              13.58
                              13.58
                              13.54
                              13.59
                              13.64
                              13.91
                              14
                              14.01
                              14.1
                              14.13
                              14.11
                              14.12
                              14.01
                              13.96
                              14.03
                              14.08
                              14.02
                              13.94
                              13.99
                              13.99
                              14.06
                              13.99
                              14.23
                              14.11
                              14.17
                              14.17
                              14.37
                              14.45
                              14.5
                              14.31
                              14.43
                              14.47
                              14.6
                              14.47
                              14.46
                              14.42
                              14.43
                              14.52
                              14.58
                              14.74
                              14.83
                              14.85
                              14.84
                              14.78
                              14.53
                              14.64
                              14.63
                              14.8
                              14.9
                              14.81
                              14.65
                              14.92
                              15
                              14.95
                              14.99
                              14.96
                              14.9
                              14.96
                              15.04
                              14.96
                              15.05
                              14.97
                              14.98
                              14.98
                              15.02
                              15.03
                              15.09
                              15.06
                              15.07
                              14.96
                              15
                              15.04
                              15.1
                              15.1
                              15.14
                              15.26
                              15.26
                              15.22
                              15.18
                              15.03
                              15.02
                              15.08
                              15.04
                              15.05
                              15.12
                              15.11
                              15.11
                              15.1
                              15.17
                              15.21
                              15.21
                              15.14
                              15.16
                              15.15
                              15.17
                              15.06
                              14.95
                              15.21
                              15.25
                              15.19
                              15.2
                              15.2
                              15.12
                              15.12
                              15.05
                              14.98
                              15
                              14.96
                              14.98
                              15.04
                              14.96
                              14.97
                              14.98
                              14.95
                              15.05
                              14.99
                              14.99
                              15.05
                              15.02
                              14.96
                              14.83
                              14.61
                              14.62
                              14.52
                              14.41
                              14.34
                              14.32
                              14.24
                              14.24
                              14.19
                              14.17
                              14.19
                              14.19
                              14.18
                              14.18
                              14.16
                              14.18
                              14.25
                              14.31
                              14.44
                              14.42
                              14.4
                              14.41
                              14.41
                              14.45
                              14.51
                              14.55
                              14.59
                              14.61
                              14.52
                              14.49
                              14.49
                              14.48
                              14.61
                              14.77
                              14.83
                              14.92
                              14.98
                              14.94
                              15
                              15.11
                              15.14
                              15.11
                              15.13
                              15.2
                              15.12
                              15.01
                              14.8
                              14.77
                              14.85
                              15.27
                              15.58
2/28/05                       15.3


FUND SNAPSHOT
------------------------------------
Share Price                   $15.30
------------------------------------
Common Share
Net Asset Value               $15.71
------------------------------------
Premium/(Discount) to NAV     -2.61%
------------------------------------
Market Yield                   6.24%
------------------------------------
Taxable-Equivalent Yield1      9.53%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $213,350
------------------------------------
Average Effective Maturity
on Securities (Years)          17.84
------------------------------------
Leverage-Adjusted Duration      7.96
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/20/90)
------------------------------------
         ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    7.52%         4.16%
------------------------------------
1-Year          8.37%         5.05%
------------------------------------
5-Year          7.53%         9.07%
------------------------------------
10-Year         6.76%         7.03%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         27.8%
------------------------------------
Transportation                 19.4%
------------------------------------
Tax Obligation/General         16.3%
------------------------------------
Education and Civic
  Organizations                10.8%
------------------------------------
Healthcare                      7.4%
------------------------------------
Water and Sewer                 6.3%
------------------------------------
Utilities                       6.2%
------------------------------------
Other                           5.8%
------------------------------------

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.1057 per share.

Nuveen California Select Quality Municipal Fund, Inc.
NVC

Performance
     OVERVIEW As of February 28, 2005

Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              65%
AA                                6%
A                                18%
BBB                               9%
NR                                2%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                           0.0805
Apr                           0.0805
May                           0.0805
Jun                           0.0805
Jul                           0.0805
Aug                           0.0805
Sep                           0.0805
Oct                           0.0805
Nov                           0.0805
Dec                           0.0805
Jan                           0.0805
Feb                           0.0805

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/1/04                        15.37
                              15.38
                              15.37
                              15.32
                              15.53
                              15.6
                              15.56
                              15.72
                              15.66
                              15.72
                              15.65
                              15.56
                              15.53
                              15.5
                              15.59
                              15.6
                              15.54
                              15.54
                              15.51
                              15.48
                              15.5
                              15.37
                              15.41
                              15.44
                              15.14
                              14.9
                              14.84
                              14.79
                              14.73
                              14.6
                              14.35
                              14.17
                              14.01
                              14.14
                              14.06
                              13.95
                              13.75
                              13.87
                              13.87
                              13.85
                              13.74
                              13.74
                              13.68
                              13.69
                              13.6
                              13.63
                              13.7
                              13.58
                              13.13
                              13.1
                              13.3
                              13.16
                              12.99
                              13.01
                              13.14
                              13.2
                              13.15
                              13.39
                              13.45
                              13.51
                              13.71
                              13.89
                              13.86
                              13.87
                              13.87
                              13.7
                              13.83
                              13.83
                              13.89
                              13.89
                              13.82
                              13.9
                              13.86
                              13.71
                              13.92
                              13.89
                              13.88
                              13.75
                              13.74
                              13.62
                              13.63
                              13.65
                              13.67
                              13.8
                              13.8
                              13.98
                              13.98
                              14.37
                              14.06
                              14.4
                              14.3
                              14.2
                              14.34
                              14.38
                              14.27
                              14.39
                              14.32
                              14.45
                              14.26
                              14.21
                              14.26
                              14.42
                              14.38
                              14.38
                              14.32
                              14.47
                              14.56
                              14.56
                              14.54
                              14.59
                              14.54
                              14.49
                              14.51
                              14.46
                              14.54
                              14.49
                              14.44
                              14.48
                              14.42
                              14.51
                              14.47
                              14.63
                              14.67
                              14.55
                              14.5
                              14.57
                              14.62
                              14.66
                              14.77
                              14.81
                              14.76
                              14.75
                              14.7
                              14.74
                              14.74
                              14.88
                              14.8
                              14.65
                              14.63
                              14.61
                              14.83
                              14.67
                              14.75
                              14.75
                              14.78
                              14.85
                              14.77
                              14.87
                              14.89
                              14.88
                              14.84
                              14.7
                              14.85
                              15.01
                              14.94
                              15.1
                              15.15
                              15.07
                              15.13
                              15.07
                              15.06
                              15.04
                              15.09
                              15.19
                              15.08
                              15.08
                              15.23
                              15.17
                              15.1
                              15.01
                              15.03
                              15.17
                              15.17
                              15.24
                              15.32
                              15.18
                              15.48
                              15.27
                              14.93
                              14.88
                              14.68
                              14.72
                              15.06
                              15.16
                              15.16
                              15.17
                              15.12
                              15.1
                              15.18
                              15.1
                              15.18
                              15.15
                              15.1
                              15.04
                              15.17
                              15.1
                              15.16
                              15.18
                              15.11
                              15.24
                              15.19
                              15.14
                              15.09
                              15.01
                              15
                              14.88
                              14.7
                              14.67
                              14.59
                              14.56
                              14.5
                              14.41
                              14.36
                              14.33
                              14.31
                              14.37
                              14.39
                              14.42
                              14.46
                              14.57
                              14.61
                              14.51
                              14.53
                              14.44
                              14.53
                              14.43
                              14.53
                              14.57
                              14.63
                              14.69
                              14.63
                              14.67
                              14.61
                              14.72
                              14.79
                              15.01
                              14.97
                              15.01
                              14.93
                              14.99
                              15.08
                              15.11
                              15.19
                              15.26
                              15.06
                              15.04
                              15
                              15.07
                              14.98
                              14.92
                              14.68
                              14.69
                              14.76
                              14.89
2/28/05                       15.01

FUND SNAPSHOT
------------------------------------
Share Price                   $15.01
------------------------------------
Common Share
Net Asset Value               $15.76
------------------------------------
Premium/(Discount) to NAV     -4.76%
------------------------------------
Market Yield                   6.44%
------------------------------------
Taxable-Equivalent Yield1      9.83%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $364,005
------------------------------------
Average Effective Maturity
on Securities (Years)          18.43
------------------------------------
Leverage-Adjusted Duration      7.71
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 5/22/91)
------------------------------------
         ON SHARE PRICE    ON NAV
------------------------------------
6-Month
(Cumulative)    5.49%         4.71%
------------------------------------
1-Year          5.25%         5.63%
------------------------------------
5-Year          8.14%         9.20%
------------------------------------
10-Year         7.47%         7.49%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         19.6%
------------------------------------
Tax Obligation/General         18.8%
------------------------------------
Utilities                      13.6%
------------------------------------
Transportation                 12.0%
------------------------------------
Water and Sewer                10.3%
------------------------------------
Healthcare                     10.3%
------------------------------------
U.S. Guaranteed                 6.2%
------------------------------------
Other                           9.2%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders capital gains and net ordinary income distributions in December 2004 of $0.1123 per share.

Nuveen California Quality Income Municipal Fund, Inc.
NUC

Performance
      OVERVIEW As of February 28, 2005


Pie Chart:
CREDIT QUALITY
(as a % of total investments)
AAA/U.S. Guaranteed              61%
AA                                9%
A                                18%
BBB                               9%
NR                                2%
BB or Lower                       1%

Bar Chart:
2004-2005 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
Mar                            0.083
Apr                            0.083
May                            0.083
Jun                            0.083
Jul                            0.083
Aug                            0.083
Sep                            0.083
Oct                            0.083
Nov                            0.083
Dec                            0.083
Jan                            0.083
Feb                            0.083

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
3/1/04                        15.74
                              15.79
                              15.79
                              15.85
                              15.88
                              15.95
                              16.01
                              16.04
                              16
                              15.97
                              15.95
                              15.92
                              15.95
                              16.03
                              15.99
                              16.03
                              15.95
                              15.84
                              15.82
                              15.72
                              15.7
                              15.68
                              15.64
                              15.68
                              15.46
                              15.24
                              14.97
                              15.01
                              15
                              14.86
                              14.6
                              14.4
                              14.44
                              14.53
                              14.61
                              14.4
                              14.15
                              14.29
                              14.21
                              14.15
                              14.3
                              14.19
                              14.01
                              14.14
                              14.09
                              14.05
                              14.1
                              14.1
                              13.9
                              13.64
                              13.75
                              13.55
                              13.39
                              13.49
                              13.55
                              13.51
                              13.53
                              13.66
                              13.59
                              13.73
                              13.88
                              14.2
                              14.2
                              14.24
                              14.24
                              14.32
                              14.4
                              14.4
                              14.44
                              14.32
                              14.29
                              14.37
                              14.18
                              14.15
                              14.39
                              14.28
                              14.3
                              14.19
                              14.1
                              14.06
                              13.95
                              14
                              14.09
                              14.14
                              14.15
                              14.26
                              14.51
                              14.76
                              14.75
                              14.77
                              14.56
                              14.51
                              14.59
                              14.43
                              14.56
                              14.54
                              14.62
                              14.56
                              14.48
                              14.48
                              14.42
                              14.41
                              14.45
                              14.4
                              14.39
                              14.4
                              14.5
                              14.5
                              14.58
                              14.65
                              14.7
                              14.7
                              14.82
                              14.84
                              14.86
                              14.9
                              14.74
                              14.71
                              14.72
                              14.97
                              15
                              15.15
                              15.17
                              14.92
                              14.89
                              14.95
                              14.93
                              15.01
                              14.96
                              15
                              15.07
                              15.1
                              15.06
                              15.09
                              15.05
                              15
                              15.05
                              15.01
                              14.97
                              14.95
                              15.04
                              14.98
                              15.09
                              15.09
                              15.11
                              15.1
                              15.15
                              15.18
                              15.1
                              15.12
                              15.02
                              15.09
                              15.05
                              15.11
                              15.11
                              15.2
                              15.26
                              15.37
                              15.47
                              15.37
                              15.18
                              15.34
                              15.38
                              15.27
                              15.26
                              15.21
                              15.32
                              15.23
                              15.28
                              15.26
                              15.3
                              15.28
                              15.28
                              15.3
                              15.37
                              15.46
                              15.59
                              15.23
                              15.02
                              15.08
                              15.05
                              15
                              14.98
                              15.04
                              15.05
                              15.12
                              15.3
                              15.26
                              15.21
                              15.45
                              15.38
                              15.5
                              15.4
                              15.22
                              15.21
                              15.02
                              15.11
                              15.06
                              15.05
                              15.15
                              15.03
                              15.04
                              14.89
                              14.79
                              14.86
                              14.85
                              14.8
                              14.78
                              14.79
                              14.82
                              14.77
                              14.76
                              14.64
                              14.61
                              14.69
                              14.71
                              14.76
                              14.76
                              14.79
                              14.89
                              15.05
                              15.1
                              15.2
                              15.11
                              15.01
                              15.04
                              15.18
                              15.19
                              15.3
                              15.41
                              15.35
                              15.255
                              15.31
                              15.31
                              15.36
                              15.53
                              15.47
                              15.49
                              15.46
                              15.5
                              15.54
                              15.62
                              15.78
                              15.71
                              15.49
                              15.49
                              15.46
                              15.47
                              15.395
                              15.35
                              15.2
                              15.3
                              15.36
                              15.49
2/28/05                       15.47

FUND SNAPSHOT
------------------------------------
Share Price                   $15.47
------------------------------------
Common Share
Net Asset Value               $15.76
------------------------------------
Premium/(Discount) to NAV     -1.84%
------------------------------------
Market Yield                   6.44%
------------------------------------
Taxable-Equivalent Yield1      9.83%
------------------------------------
Net Assets Applicable to
Common Shares ($000)        $346,742
------------------------------------
Average Effective Maturity
on Securities (Years)          18.46
------------------------------------
Leverage-Adjusted Duration      8.77
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 11/20/91)
------------------------------------
         ON SHARE PRICE      ON NAV
------------------------------------
6-Month
(Cumulative)    7.11%         5.55%
------------------------------------
1-Year          5.56%         5.99%
------------------------------------
5-Year          7.78%         8.60%
------------------------------------
10-Year         7.72%         7.49%
------------------------------------

SECTORS
(as a % of total investments)
------------------------------------
Tax Obligation/Limited         25.6%
------------------------------------
Tax Obligation/General         17.3%
------------------------------------
Education and Civic
  Organizations                10.7%
------------------------------------
Utilities                       9.7%
------------------------------------
U.S. Guaranteed                 9.5%
------------------------------------
Transportation                  8.5%
------------------------------------
Healthcare                      8.0%
------------------------------------
Other                          10.7%
------------------------------------


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a combined federal and state income tax rate of 34.5%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a capital gains distribution in December 2004 of $0.0793 per share.

Shareholder
      MEETING REPORT

The Shareholder Meeting was held in the Embassy Room of the Mandarin Oriental Hotel, 222 Sansome Street, San Francisco, California 94104-2792, on November 17, 2004.

                                                            NCA                   NCP                             NCO
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                                                        Common and                      Common and
                                                                     MuniPreferred    MuniPreferred  MuniPreferred    MuniPreferred
                                                                     shares voting    shares voting  shares voting    shares voting
                                                            Common        together         together       together         together
                                                            shares      as a class       as a class     as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                                                         --      11,460,106                --      7,330,756               --
   Withhold                                                    --          82,131                --         71,984               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       --      11,542,237                --      7,402,740               --
====================================================================================================================================
Lawrence H. Brown
   For                                                 22,826,133      11,459,264                --      7,330,756               --
   Withhold                                               193,760          82,973                --         71,984               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               23,019,893      11,542,237                --      7,402,740               --
====================================================================================================================================
Jack B. Evans
   For                                                         --      11,459,906                --      7,333,382               --
   Withhold                                                    --          82,331                --         69,358               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       --      11,542,237                --      7,402,740               --
====================================================================================================================================
William C. Hunter
   For                                                 22,834,866      11,459,906                --      7,333,382               --
   Withhold                                               185,027          82,331                --         69,358               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               23,019,893      11,542,237                --      7,402,740               --
====================================================================================================================================
William J. Schneider
   For                                                         --              --             3,872             --            2,455
   Withhold                                                    --              --                --             --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       --              --             3,872             --            2,455
====================================================================================================================================
Timothy R. Schwertfeger
   For                                                 22,824,155              --             3,872             --            2,455
   Withhold                                               195,738              --                --             --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                               23,019,893              --             3,872             --            2,455
====================================================================================================================================
Judith M. Stockdale
   For                                                         --      11,459,606                --      7,330,756               --
   Withhold                                                    --          82,631                --         71,984               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                                       --      11,542,237                --      7,402,740               --
====================================================================================================================================

                                                NQC                                NVC                             NUC
------------------------------------------------------------------------------------------------------------------------------------
APPROVAL OF THE BOARD MEMBERS
WAS REACHED AS FOLLOWS:
                                     Common and                         Common and                      Common and
                                  MuniPreferred      MuniPreferred   MuniPreferred    MuniPreferred  MuniPreferred    MuniPreferred
                                  shares voting      shares voting   shares voting    shares voting  shares voting    shares voting
                                       together           together        together         together       together         together
                                     as a class         as a class      as a class       as a class     as a class       as a class
====================================================================================================================================
Robert P. Bremner
   For                              12,295,242                  --     20,797,348                --     20,047,997               --
   Withhold                             64,994                  --        106,646                --        145,027               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            12,360,236                  --     20,903,994                --     20,193,024               --
====================================================================================================================================
Lawrence H. Brown
   For                              12,296,083                  --     20,796,998                --     20,047,459               --
   Withhold                             64,153                  --        106,996                --        145,565               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            12,360,236                  --     20,903,994                --     20,193,024               --
====================================================================================================================================
Jack B. Evans
   For                              12,293,672                  --     20,798,948                --     20,043,459               --
   Withhold                             66,564                  --        105,046                --        149,565               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            12,360,236                  --     20,903,994                --     20,193,024               --
====================================================================================================================================
William C. Hunter
   For                              12,294,888                  --     20,798,948                --     20,047,309               --
   Withhold                             65,348                  --        105,046                --        145,715               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            12,360,236                  --     20,903,994                --     20,193,024               --
====================================================================================================================================
William J. Schneider
   For                                      --               4,181             --             6,984             --            6,746
   Withhold                                 --                   2             --                23             --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --               4,183             --             7,007             --            6,746
====================================================================================================================================
Timothy R. Schwertfeger
   For                                      --               4,181             --             6,984             --            6,746
   Withhold                                 --                   2             --                23             --               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                                    --               4,183             --             7,007             --            6,746
====================================================================================================================================
Judith M. Stockdale
   For                              12,298,007                  --     20,796,148                --     20,049,087               --
   Withhold                             62,229                  --        107,846                --        143,937               --
------------------------------------------------------------------------------------------------------------------------------------
   Total                            12,360,236                  --     20,903,994                --     20,193,024               --
====================================================================================================================================

                        Nuveen California Municipal Value Fund, Inc. (NCA)
                        Portfolio of
                               INVESTMENTS February 28, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 1.9% (1.9% OF TOTAL INVESTMENTS)

$       2,400   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa3     $    2,315,688
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Funding Corporation, Series 2002B, 5.500%, 6/01/30

        2,500   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          2,549,900
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.250%, 6/01/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 0.6% (0.6% OF TOTAL INVESTMENTS)

        1,500   California Statewide Community Development Authority,                12/06 at 105.00         N/R          1,546,500
                 Certificates of Participation, San Diego Space and Science
                 Foundation, Series 1996, 7.500%, 12/01/26


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 10.6% (10.7% OF TOTAL INVESTMENTS)

          915   Arcadia, California, Hospital Revenue Bonds, Methodist                5/05 at 100.00        BBB+            916,912
                 Hospital of Southern California, Series 1992, 6.500%, 11/15/12

       12,000   California Health Facilities Financing Authority, Revenue Bonds,     12/09 at 101.00          A3         13,006,200
                 Cedars-Sinai Medical Center, Series 1999A, 6.125%, 12/01/30

          530   California Statewide Community Development Authority,                 7/15 at 100.00        BBB+            544,352
                 Revenue Bonds, Daughters of Charity Health System,
                 Series 2005A, 5.250%, 7/01/35 (WI, settling 3/18/05)

        4,000   California Statewide Community Development Authority,                   No Opt. Call         AAA          4,353,640
                 Revenue Refunding Bonds, Sherman Oaks Health System,
                 Series 1998A, 5.000%, 8/01/22 - AMBAC Insured

        5,000   Central California Joint Powers Health Finance Authority,             2/10 at 101.00        Baa2          5,206,900
                 Certificates of Participation, Community Hospitals of Central
                 California Obligated Group, Series 2000, 6.000%, 2/01/30

        1,440   Stockton, California, Health Facility Revenue Bonds,                 12/07 at 102.00        BBB+          1,526,501
                 Dameron Hospital Association, Series 1997A,
                 5.300%, 12/01/08

        1,730   West Contra Costa Healthcare District, California,                    7/14 at 100.00         AAA          1,900,370
                 Certificates of Participation, Series 2004,
                 5.375%, 7/01/21 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 4.5% (4.5% OF TOTAL INVESTMENTS)

        3,350   ABAG Finance Authority for Non-Profit Corporations,                     No Opt. Call        Baa2          3,620,781
                 California, Multifamily Housing Revenue Refunding Bonds,
                 United Dominion/2000 Post Apartments, Series 2000B,
                 6.400%, 8/15/30 (Alternative Minimum Tax) (Mandatory
                 put 8/15/08)

        2,590   California Statewide Community Development Authority,                 7/09 at 102.00         N/R          2,590,363
                 Multifamily Housing Revenue Bonds, Harbor City Lights,
                 Series 1999Y, 6.650%, 7/01/39 (Alternative Minimum Tax)

        5,000   California Statewide Community Development Authority,                   No Opt. Call        BBB+          5,294,350
                 Multifamily Housing Refunding Bonds, Archstone
                 Communities Trust, Archstone Pelican Point Apartments,
                 Series 1999H, 5.300%, 6/01/29 (Mandatory put 6/01/08)


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.2% (0.2% OF TOTAL INVESTMENTS)

           55   California Rural Home Mortgage Finance Authority,                       No Opt. Call         Aaa             55,875
                 GNMA Collateralized Single Family Mortgage Revenue
                 Bonds, Series 1993A-2, 7.950%, 12/01/24 (Alternative
                 Minimum Tax)

          460   California Rural Home Mortgage Finance Authority,                       No Opt. Call         AAA            463,855
                 Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Bonds, Series 1997D, 6.700%, 5/01/29
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 0.4% (0.4% OF TOTAL INVESTMENTS)

        1,000   California Municipal Finance Authority, Solid Waste                     No Opt. Call         BBB          1,008,930
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2004, 4.100%, 9/01/14 (Alternative Minimum Tax)
                 (Mandatory put 9/01/09)


                                       18

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 4.5% (4.5% OF TOTAL INVESTMENTS)

                ABAG Finance Authority for Non-Profit Corporations, California,
                Revenue Bonds, Elder Care Alliance of Union City, Series 2004:
$       1,850    5.400%, 8/15/24                                                      8/14 at 100.00           A     $    1,938,615
        2,130    5.600%, 8/15/34                                                      8/14 at 100.00           A          2,248,066

        2,720   ABAG Finance Authority for Non-Profit Corporations,                  10/07 at 102.00         BB+          2,723,427
                 California, Certificates of Participation, American Baptist
                 Homes of the West, Series 1997A, 5.750%, 10/01/17

        3,000   California Statewide Community Development Authority,                 4/09 at 101.00        BBB-          3,070,650
                 Certificates of Participation, Internext Group, Series 1999,
                 5.375%, 4/01/17

        1,500   Riverside County Public Financing Authority, California,              5/09 at 101.00        BBB-          1,575,600
                 Certificates of Participation, Air Force Village West,
                 Series 1999, 5.750%, 5/15/19


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 13.9% (14.0% OF TOTAL INVESTMENTS)

        7,500   California, Various Purpose General Obligation Bonds,                 3/10 at 101.00         AAA          8,313,825
                 Series 2000, 5.750%, 3/01/27 - MBIA Insured

                California, General Obligation Bonds, Series 2004:
          500    5.000%, 2/01/20                                                      2/14 at 100.00           A            529,690
        5,200    5.000%, 2/01/21                                                      2/14 at 100.00           A          5,485,012
        2,850    5.250%, 4/01/34                                                      4/14 at 100.00           A          3,021,684

        1,000   Fremont Unified School District, Alameda County,                      8/12 at 101.00         AAA          1,063,830
                 California, General Obligation Bonds, Series 2002A,
                 5.000%, 8/01/21 - FGIC Insured

        2,475   Long Beach Community College District, California, General            5/13 at 100.00         AAA          2,578,480
                 Obligation Bonds, Series 2003A, 5.000%, 5/01/28 -
                 MBIA Insured

        3,200   Los Angeles Unified School District, California, General              7/13 at 100.00         AAA          3,391,584
                 Obligation Bonds, Series 2003A, 5.000%, 7/01/22 -
                 FSA Insured

        1,845   Oakland Unified School District, Alameda County, California,          8/08 at 101.00         AAA          1,965,017
                 General Obligation Bonds, Series 2001, 5.125%, 8/01/21 -
                 FSA Insured

        2,000   Puerto Rico, General Obligation and Public Improvement                  No Opt. Call         AAA          2,350,220
                 Refunding Bonds, Series 2001A, 5.500%, 7/01/20 -
                 MBIA Insured

        1,500   San Ramon Valley Unified School District, Contra Costa                8/13 at 100.00         AAA          1,587,630
                 County, California, General Obligation Bonds, Series 2003,
                 5.000%, 8/01/23 - FSA Insured

        1,570   Southwestern Community College District, San Diego County,            8/15 at 102.00         AAA          1,689,242
                 California, General Obligation Bonds, Series 2005,
                 5.000%, 8/01/23 - MBIA Insured

        2,325   Temecula Valley Unified School District, Riverside County,            9/06 at 102.00         AAA          2,492,098
                 California, General Obligation Bonds, Series 1990F,
                 6.000%, 9/01/20 (Pre-refunded to 9/01/06) - FSA Insured

        1,460   West Contra Costa Unified School District, Contra Costa               8/11 at 101.00         AAA          1,562,361
                 County, California, General Obligation Bonds, Series 2003B,
                 5.000%, 8/01/20 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 37.1% (37.4% OF TOTAL INVESTMENTS)

                Bell Community Redevelopment Agency, California, Tax
                Allocation Bonds, Bell Project Area, Series 2003:
        3,000    5.500%, 10/01/23 - RAAI Insured                                     10/13 at 100.00          AA          3,236,070
        1,000    5.625%, 10/01/33 - RAAI Insured                                     10/13 at 100.00          AA          1,074,960

                Burbank Redevelopment Agency, California, Tax Allocation
                Bonds, Golden State Redevelopment Project, Series 2003:
        1,700    5.625%, 12/01/28 - FGIC Insured                                     12/13 at 100.00         AAA          1,889,703
        5,010    5.750%, 12/01/33 - FGIC Insured                                     12/13 at 100.00         AAA          5,637,102

        2,400   Calexico Community Redevelopment Agency, California,                  8/13 at 102.00         AAA          2,510,088
                 Tax Allocation Bonds, Merged Central Business and
                 Residential District Project, Series 2003C, 5.000%, 8/01/28 -
                 AMBAC Insured

                California, Economic Recovery Revenue Bonds, Series 2004A:
        3,400    5.000%, 7/01/15                                                      7/14 at 100.00         AA-          3,713,956
        2,000    5.000%, 7/01/16                                                      7/11 at 100.00         AA-          2,156,820

        9,000   California State Public Works Board, Lease Revenue Bonds,             1/06 at 100.00         AAA          9,181,800
                 Department of Corrections, State Substance Abuse Treatment
                 Facility and Corcoran II State Prison, Series 1996A,
                 5.250%, 1/01/21 - AMBAC Insured


                                       19


                        Nuveen California Municipal Value Fund, Inc. (NCA) (continued)
                          Portfolio of INVESTMENTS February 28, 2005
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       4,000   California State Public Works Board, Lease Revenue Bonds,            11/09 at 101.00         AAA     $    4,442,600
                 Department of Health Services, Series 1999A,
                 5.750%, 11/01/24 - MBIA Insured
        2,000   Capistrano Unified School District, Ladera, California,               9/09 at 102.00         N/R          2,063,960
                 Special Tax Bonds, Community Facilities District 98-2,
                 Series 1999, 5.750%, 9/01/29

        3,025   Chino Unified School District, California, Certificates of            9/05 at 102.00         AAA          3,137,560
                 Participation, Master Lease Program, Series 1995,
                 6.000%, 9/01/20 - FSA Insured

        2,800   Commerce Community Development Commission, California,                8/07 at 102.00         N/R          2,884,616
                 Subordinate Lien Tax Allocation Refunding Bonds,
                 Redevelopment Project 1, Series 1997B, 6.000%, 8/01/21

        2,000   Duarte Redevelopment Agency, California, Tax Allocation               9/07 at 102.00         N/R          2,139,920
                 Refunding Bonds, Amended Davis Addition Project Area,
                 Series 1997A, 6.700%, 9/01/14

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B:
        3,800    5.500%, 6/01/33                                                      6/13 at 100.00          A-          4,096,096
        3,000    5.625%, 6/01/38                                                      6/13 at 100.00          A-          3,259,530

        2,750   Los Angeles County Schools, California, Certificates of               9/13 at 100.00         AAA          2,857,140
                 Participation, Pooled Financing Program, Regionalized
                 Business Services Corporation, Series 2003A,
                 5.000%, 9/01/28 - FSA Insured

        3,665   Milpitas, California, Local Improvement District 20 Limited           3/05 at 103.00         N/R          3,805,406
                 Obligation Bonds, Series 1998A, 5.650%, 9/02/13

                Modesto Schools Infrastructure Financing Agency, Stanislaus
                County, California, Special Tax Revenue Bonds, Series 2004:
        1,045    5.250%, 9/01/22 - AMBAC Insured                                      9/14 at 100.00         AAA          1,139,269
        1,145    5.250%, 9/01/23 - AMBAC Insured                                      9/14 at 100.00         AAA          1,243,585
        1,255    5.250%, 9/01/24 - AMBAC Insured                                      9/14 at 100.00         AAA          1,358,952

          420   Oakland Redevelopment Agency, California, Subordinate                 3/13 at 100.00         AAA            466,297
                 Lien Tax Allocation Bonds, Central District Redevelopment
                 Project, Series 2003, 5.500%, 9/01/18 - FGIC Insured

        8,000   Palmdale Elementary School District, Los Angeles County,              8/09 at 101.00         AAA          8,874,960
                 California, Special Tax Bonds, Community Facilities
                 District 90-1, Series 1999, 5.800%, 8/01/29 - FSA Insured

        3,300   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00           A          3,513,642
                 Revenue Bonds, Series 2002D, 5.375%, 7/01/36

          480   Riverside County, California, Subordinate Lien Mobile Home            4/05 at 100.00         N/R            473,938
                 Park Revenue Bonds, Bravo Mobile Home Park Project,
                 Series 1999B, 6.500%, 3/20/29

        1,440   San Dimas Housing Authority, California, Mobile Home Park             7/08 at 102.00         N/R          1,459,094
                 Revenue Bonds, Charter Oak Mobile Home Estates
                 Acquisition Project, Series 1998A, 5.700%, 7/01/28

        3,130   San Francisco Redevelopment Agency, California, Lease                 7/11 at 102.00         AAA          3,379,617
                 Revenue Bonds, Moscone Convention Center, Series 2004,
                 5.250%, 7/01/23 - AMBAC Insured

          345   San Jose Redevelopment Agency, California, Tax Allocation             2/06 at 100.00         AAA            348,957
                 Bonds, Merged Area Redevelopment Project, Series 1993,
                 5.000%, 8/01/20 - MBIA Insured

        2,750   San Jose Financing Authority, California, Lease Revenue               9/11 at 100.00         AAA          2,917,530
                 Refunding Bonds, Convention Center Project, Series 2001F,
                 5.000%, 9/01/20 - MBIA Insured

        1,700   Shafter Joint Powers Financing Authority, California, Lease           1/07 at 101.00          A-          1,805,247
                 Revenue Bonds, Community Correctional Facility Acquisition
                 Project, Series 1997A, 5.950%, 1/01/11

        1,000   Simi Valley, California, Certificates of Participation,               9/14 at 100.00         AAA          1,052,960
                 Series 2004, 5.000%, 9/01/24 - AMBAC Insured

        3,845   Ventura County Superintendent of Schools, California,                12/11 at 100.00         AAA          3,974,961
                 Certificates Participation, Series 2003, 5.000%, 12/01/27 -
                 AMBAC Insured

        3,000   Virgin Islands Public Finance Authority, Gross Receipts Taxes        10/10 at 101.00         BBB          3,445,110
                 Loan Notes, Series 1999A, 6.500%, 10/01/24

        2,570   Vista Joint Powers Financing Authority, California, Special           9/05 at 102.00         N/R          2,625,718
                 Tax Lease Revenue Refunding Bonds, Community Facilities
                 District 90-2, Series 1997A, 5.875%, 9/01/20


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 4.3% (4.3% OF TOTAL INVESTMENTS)

        5,500   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          4,527,765
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/27


                                       20

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       1,250   Fresno, California, Airport Revenue Bonds, Series 2000A,              7/10 at 101.00         AAA     $    1,357,462
                 5.500%, 7/01/30 - FSA Insured

        5,000   San Francisco Airports Commission, California, Revenue                5/06 at 102.00         AAA          5,230,950
                 Bonds, San Francisco International Airport, Second Series
                 Issue 10A, 5.625%, 5/01/21 (Alternative Minimum Tax) -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 11.2% (11.2% OF TOTAL INVESTMENTS)

        3,115   California Educational Facilities Authority, Revenue Bonds,           6/10 at 101.00     Baa3***          3,680,061
                 Pooled College and University Projects, Series 2000C,
                 6.750%, 6/01/30

        2,065   Contra Costa County, California, GNMA Mortgage-Backed                   No Opt. Call         AAA          2,986,671
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax)

        2,500   Los Angeles Community Redevelopment Agency, California,               7/05 at 100.00      BBB***          2,541,600
                 Tax Allocation Refunding Bonds, Central Business District
                 Redevelopment Project, Series 1987G, 6.750%, 7/01/10

        4,601   Merced Irrigation District, California, Subordinated                  3/08 at 102.00         AAA          5,230,417
                 Revenue Certificates of Participation, Electric System
                 Project, Series 2000, 7.450%, 3/01/18 (Pre-refunded
                 to 3/01/08)

        8,565   Palmdale, California, GNMA Mortgage-Backed Securities                   No Opt. Call         AAA          5,069,709
                 Program Single Family Mortgage Revenue Bonds,
                 Series 1988A, 0.000%, 3/01/17

       20,415   San Bernardino County, California, GNMA Mortgage-Backed                 No Opt. Call         AAA          9,337,413
                 Securities Program Single Family Home Mortgage Revenue
                 Bonds, Series 1988A, 0.000%, 9/01/21 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 6.0% (6.0% OF TOTAL INVESTMENTS)

        4,500   California Department of Water Resources, Power Supply                5/12 at 101.00          A2          4,833,540
                 Revenue Bonds, Series 2002A, 5.125%, 5/01/18

        2,875   California Statewide Community Development Authority,                 6/05 at 102.00         N/R          2,925,226
                 Certificates of Participation Refunding, Rio Bravo Fresno
                 Project, Series 1999A, 6.300%, 12/01/18

          500   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA            532,405
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        3,300   Merced Irrigation District, California, Revenue Refunding             9/05 at 102.00        Baa3          3,396,723
                 Bonds, Electric System Project, Series 2001, 6.850%, 9/01/36

        3,470   Puerto Rico Industrial, Tourist, Educational, Medical and             6/10 at 101.00        Baa3          3,755,685
                 Environmental Control Facilities Financing Authority,
                 Co-Generation Facility Revenue Bonds, Series 2000A,
                 6.625%, 6/01/26 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 4.3% (4.3% OF TOTAL INVESTMENTS)

          500   Los Angeles County Sanitation Districts Financing Authority,         10/13 at 100.00         AAA            529,394
                 California, Senior Revenue Bonds, Capital Projects,
                 Series 2003A, 5.000%, 10/01/23 - FSA Insured

        5,000   Orange County Sanitation District, California, Certificates           8/13 at 100.00         AAA          5,338,050
                 of Participation, Series 2003, 5.250%, 2/01/27 -
                 FGIC Insured

        1,580   San Diego County Water Authority, California, Water                   5/12 at 101.00         AAA          1,648,272
                 Revenue Refunding Certificates of Participation,
                 Series 2002A, 5.000%, 5/01/26 - MBIA Insured

        3,500   Woodbridge Irrigation District, California, Certificates              7/13 at 100.00        BBB+          3,666,670
                 of Participation, Water Systems Project, Series 2003,
                 5.625%, 7/01/43
------------------------------------------------------------------------------------------------------------------------------------
$     257,306   Total Long-Term Investments (cost $237,024,564) - 99.5%                                                 257,243,325
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 0.5%                                                                      1,290,798
                --------------------------------------------------------------------------------------------------------------------
                Net Assets - 100%                                                                                    $  258,534,123
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                        Nuveen California Performance Plus Municipal Fund, Inc. (NCP)
                        Portfolio of
                           INVESTMENTS February 28, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.6% (3.1% OF TOTAL INVESTMENTS)

$       6,125   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa3     $    6,179,941
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Funding Corporation, Series 2002B, 5.125%, 6/01/20

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          3,143,490
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 6.9% (4.6% OF TOTAL INVESTMENTS)

        4,730   California Infrastructure Economic Development Bank,                 10/11 at 101.00          A-          5,075,668
                 Revenue Bonds, J. David Gladstone Institutes, Series 2001,
                 5.500%, 10/01/21

        4,730   California State University, Systemwide Revenue Bonds,               11/12 at 100.00         AAA          5,084,655
                 Series 2002A, 5.000%, 11/01/19 - AMBAC Insured

        1,500   California Statewide Community Development Authority,                 8/12 at 100.00           A          1,584,045
                 Student Housing Revenue Bonds, EAH - Irvine East Campus
                 Apartments, LLC Project, Series 2002A, 5.500%, 8/01/22 -
                 ACA Insured

        2,000   University of California, Revenue Bonds, Multi-Purpose                5/13 at 100.00         AAA          2,182,120
                 Projects, Series 2003A, 5.125%, 5/15/17 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 10.6% (7.0% OF TOTAL INVESTMENTS)

        3,000   California Health Facilities Financing Authority, Revenue            12/09 at 101.00          A3          3,251,550
                 Bonds, Cedars-Sinai Medical Center, Series 1999A,
                 6.125%, 12/01/30

        2,780   California Health Facilities Financing Authority, Insured Health      5/05 at 100.00           A          2,792,427
                 Facility Revenue Refunding Bonds, Valley Memorial Hospital,
                 Series 1993A, 6.000%, 5/01/17

        5,500   California Statewide Community Development Authority,                 7/07 at 102.00         AA-          5,727,370
                 Certificates of Participation Refunding, St. Joseph Health
                 System, Series 1997, 5.125%, 7/01/17

          630   California Statewide Community Development Authority,                 7/15 at 100.00        BBB+            647,060
                 Revenue Bonds, Daughters of Charity Health System,
                 Series 2005A, 5.250%, 7/01/35 (WI, settling 3/18/05)

        2,000   California Statewide Community Development Authority,                   No Opt. Call         AAA          2,176,820
                 Revenue Refunding Bonds, Sherman Oaks Health System,
                 Series 1998A, 5.000%, 8/01/22 - AMBAC Insured

                Central California Joint Powers Health Finance Authority,
                Certificates of Participation, Community Hospitals of Central
                California, Series 1993:
        2,275    5.250%, 2/01/13                                                      8/05 at 100.00        Baa2          2,276,638
        4,665    5.000%, 2/01/23                                                      8/05 at 100.00        Baa2          4,607,201


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 5.0% (3.3% OF TOTAL INVESTMENTS)

        3,750   California Statewide Community Development Authority,                 7/08 at 101.00         BBB          3,929,363
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 4.900%, 5/15/25
                 (Mandatory put 5/15/08)

        3,915   Los Angeles, California, GNMA Collateralized Multifamily              3/07 at 102.00         AAA          4,060,403
                 Housing Revenue Bonds, Ridgecroft Apartments,
                 Series 1997E, 6.250%, 9/20/39 (Alternative Minimum Tax)

        2,030   Los Angeles County Community Development Commission,                  5/05 at 100.00         Aaa          2,036,273
                 California, FHA-Insured Section 8 Assisted Mortgage
                 Revenue Refunding Bonds, Los Tomas Apartments,
                 Series 1993, 6.500%, 7/15/23


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 32.2% (21.3% OF TOTAL INVESTMENTS)

        6,435   California, General Obligation Veterans Welfare Bonds,               12/05 at 101.00           A          6,543,945
                 Series 2000BT, 5.375%, 12/01/16 (Alternative Minimum Tax)

                California, General Obligation Bonds, Series 2003:
        2,350    5.250%, 2/01/21                                                      8/13 at 100.00           A          2,538,376
        2,000    5.250%, 2/01/22 - CIFG Insured                                       8/13 at 100.00         AAA          2,163,140


                                       22

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

                California, General Obligation Bonds, Series 2004:
$         500    5.000%, 2/01/23                                                      2/14 at 100.00           A     $      523,245
        3,950    5.200%, 4/01/26                                                      4/14 at 100.00           A          4,195,769
        3,400    5.250%, 4/01/34                                                      4/14 at 100.00           A          3,604,816

        3,550   Centinela Valley Union High School District, Los Angeles                No Opt. Call         AAA          3,944,299
                 County, California, General Obligation Bonds, Series 2002A,
                 5.250%, 2/01/26 - MBIA Insured

        2,500   Hawthorne School District, Los Angeles County, California,           11/08 at 102.00         AAA          2,745,900
                 General Obligation Bonds, Series 1997A, 5.500%, 5/01/22 -
                 FGIC Insured

        1,530   Long Beach Community College District, California, General            5/13 at 100.00         AAA          1,646,984
                 Obligation Bonds, Series 2003A, 5.000%, 5/01/18 -
                 MBIA Insured

        1,000   Los Angeles Unified School District, California, General              7/14 at 100.00         AAA          1,073,630
                 Obligation Bonds, Series 2004A-2, 5.000%, 7/01/20 -
                 FGIC Insured

        8,000   Los Angeles Unified School District, California, General              7/10 at 100.00         AAA          8,599,520
                 Obligation Bonds, Series 2000D, 5.375%, 7/01/25 -
                 FGIC Insured

        4,765   North Orange County Community College District, California,             No Opt. Call         AAA          1,528,517
                 General Obligation Bonds, Series 2003B, 0.000%, 8/01/27 -
                 FGIC Insured

        2,575   Oxnard School District, Ventura County, California, General           2/22 at 103.00         AAA          2,998,201
                 Obligation Refunding Bonds, Series 2001A,
                 5.750%, 8/01/30 - MBIA Insured

        6,000   Puerto Rico, General Obligation and Public Improvement                  No Opt. Call         AAA          7,135,320
                 Bonds, Series 1993, 7.000%, 7/01/10 - MBIA Insured

                Riverside Community College District, California,
                General Obligation Bonds, Series 2004A:
        1,485    5.250%, 8/01/25 - MBIA Insured                                       8/14 at 100.00         AAA          1,608,285
        1,980    5.250%, 8/01/26 - MBIA Insured                                       8/14 at 100.00         AAA          2,142,776

        4,000   San Diego Unified School District, San Diego County,                  7/13 at 101.00         AAA          4,478,400
                 California, General Obligation Bonds, Series 2003E,
                 5.250%, 7/01/22 - FSA Insured

        3,000   San Jose-Evergreen Community College District,                        9/10 at 100.00         AAA          3,363,390
                 Santa Clara County, California, General Obligation Bonds,
                 Series 2000B, 5.600%, 9/01/24 - FGIC Insured

        2,200   Santa Maria Joint Union High School District, Santa Barbara             No Opt. Call         Aaa          2,598,838
                 and San Luis Obispo Counties, California, General Obligation
                 Bonds, Series 2003B, 5.625%, 8/01/24 - FSA Insured

        1,440   Southwestern Community College District, San Diego County,            8/15 at 102.00         AAA          1,544,299
                 California, General Obligation Bonds, Series 2005,
                 5.000%, 8/01/24 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 29.4% (19.5% OF TOTAL INVESTMENTS)

                California, Economic Recovery Revenue Bonds, Series 2004A:
        4,170    5.000%, 7/01/15                                                      7/14 at 100.00         AA-          4,555,058
        2,500    5.000%, 7/01/16                                                      7/11 at 100.00         AA-          2,696,025

        1,575   California State Public Works Board, Lease Revenue Bonds,            12/13 at 100.00          A-          1,742,486
                 Department of General Services, Series 2003D,
                 5.500%, 6/01/20

        3,010   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00          A-          3,352,598
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.500%, 6/01/19

        5,045   California State Public Works Board, Lease Revenue Bonds,             3/12 at 100.00         AAA          5,396,889
                 Department of Corrections, Series 2002A,
                 5.250%, 3/01/22 - AMBAC Insured

        2,500   Corona Public Financing Authority, California, Superior Lien          9/09 at 102.00         AAA          2,657,375
                 Revenue Bonds, Series 1999A, 5.000%, 9/01/20 -
                 FSA Insured

        3,750   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00          A-          4,042,200
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2003B, 5.500%, 6/01/33

        1,395   Moreno Valley Unified School District, Riverside County,              3/14 at 100.00         AAA          1,475,296
                 California, Certificates of Participation, Series 2005,
                 5.000%, 3/01/22 - FSA Insured

        2,000   Oakland Redevelopment Agency, California, Subordinate                 3/13 at 100.00         AAA          2,230,220
                 Lien Tax Allocation Bonds, Central District Redevelopment
                 Project, Series 2003, 5.500%, 9/01/15 - FGIC Insured

        8,800   Orange County, California, Recovery Certificates of                   7/06 at 102.00         AAA          9,344,720
                 Participation, Series 1996A, 6.000%, 7/01/26 - MBIA Insured


                                       23


                        Nuveen California Performance Plus Municipal Fund, Inc. (NCP) (continued)
                          Portfolio of INVESTMENTS February 28, 2005 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       1,000   Paramount Redevelopment Agency, California, Tax Allocation            8/13 at 100.00         AAA     $    1,050,810
                 Bonds, Redevelopment Project Area 1, Series 2003,
                 5.000%, 8/01/23 - MBIA Insured

        4,000   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00           A          4,258,960
                 Revenue Bonds, Series 2002D, 5.375%, 7/01/36

        1,000   Sacramento City Financing Authority, California, Lease                  No Opt. Call         AAA          1,137,710
                 Revenue Refunding Bonds, Series 1993A, 5.400%, 11/01/20 -
                 MBIA Insured

                Santa Clara Redevelopment Agency, California, Tax Allocation
                Bonds, Bayshore North Project, Series 2003:
        3,850    5.000%, 6/01/19 - MBIA Insured                                       6/13 at 100.00         AAA          4,097,363
        2,695    5.000%, 6/01/20 - MBIA Insured                                       6/13 at 100.00         AAA          2,862,333
        2,000    6/01/21 - MBIA Insured                                               6/13 at 100.00         AAA          2,114,120

                Sweetwater Union High School District, San Diego County,
                California, Certificates of Participation, Series 2002:
        2,000    5.000%, 9/01/23 - FSA Insured                                        9/12 at 102.00         AAA          2,105,920
        4,015    5.000%, 9/01/24 - FSA Insured                                        9/12 at 102.00         AAA          4,227,634


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 29.5% (19.5% OF TOTAL INVESTMENTS)

        5,360   California Infrastructure Economic Development Bank,                  7/13 at 100.00         AAA          5,672,006
                 First Lien Revenue Bonds, San Francisco Bay Area Toll
                 Bridge, Series 2003A, 5.000%, 7/01/23 - FSA Insured

        6,500   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          5,317,780
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/29

                Long Beach, California, Harbor Revenue Bonds, Series 2000A:
        2,740    5.750%, 5/15/14 (Alternative Minimum Tax)                            5/10 at 101.00         AA-          3,042,578
       11,885    5.750%, 5/15/15 (Alternative Minimum Tax)                            5/10 at 101.00         AA-         13,071,717

                Orange County, California, Airport Revenue Refunding Bonds,
                John Wayne Airport, Series 2003:
        1,835    4.500%, 7/01/14 - FSA Insured                                        7/13 at 100.00         AAA          1,938,788
        2,500    5.000%, 7/01/17 - FSA Insured                                        7/13 at 100.00         AAA          2,682,125

        8,550   Port of Oakland, California, Revenue Bonds, Series 2000K,             5/10 at 100.00         AAA          9,323,946
                 5.750%, 11/01/29 (Alternative Minimum Tax) - FGIC Insured

        1,400   Port of Oakland, California, Revenue Bonds, Series 2002M,            11/12 at 100.00         AAA          1,532,314
                 5.250%, 11/01/20 - FGIC Insured

       14,000   San Francisco Airports Commission, California, Revenue                5/10 at 101.00         AAA         14,860,020
                 Bonds, San Francisco International Airport, Second
                 Series 2000, Issue 25, 5.500%, 5/01/24 (Alternative
                 Minimum Tax) - FSA Insured

        2,000   San Francisco Airports Commission, California, Revenue                5/11 at 100.00         AAA          2,077,840
                 Refunding Bonds, San Francisco International Airport,
                 Second Series 2001, Issue 27B, 5.000%, 5/01/23 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 3.2% (2.0% OF TOTAL INVESTMENTS)

          590   California Statewide Community Development Authority,                   No Opt. Call      N/R***            609,871
                 Certificates of Participation, Insured Hospital Revenue
                 Refunding Bonds, Triad Healthcare, Series 1992,
                 6.250%, 8/01/06

        4,000   Contra Costa County, California, GNMA Mortgage-Backed                   No Opt. Call         AAA          5,785,320
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 14.3% (9.5% OF TOTAL INVESTMENTS)

          747   California Pollution Control Financing Authority, Solid Waste         7/07 at 102.00         N/R             97,154
                 Disposal Revenue Bonds, CanFibre of Riverside,
                 Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax) #

        5,250   California Department of Water Resources, Power Supply                5/12 at 101.00          A2          5,639,130
                 Revenue Bonds, Series 2002A, 5.125%, 5/01/18

        4,945   California Statewide Community Development Authority,                 6/05 at 102.00         N/R          5,031,389
                 Certificates of Participation Refunding, Rio Bravo Fresno
                 Project, Series 1999A, 6.300%, 12/01/18

          725   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA            771,987
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        4,100   Merced Irrigation District, California, Revenue Refunding             9/05 at 102.00        Baa3          4,218,244
                 Bonds, Electric System Project, Series 2001,
                 6.750%, 9/01/31

       10,450   Orange County Public Financing Authority, California, Waste             No Opt. Call         Aaa         11,521,752
                 Management System Revenue Refunding Bonds,
                 Series 1997, 5.250%, 12/01/13 (Alternative Minimum
                 Tax) - AMBAC Insured


                                       24

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$         500   Sacramento Municipal Utility District, California, Electric           8/12 at 100.00         AAA     $      544,420
                 Revenue Refunding Bonds, Series 2002Q,
                 5.250%, 8/15/22 - FSA Insured

        1,000   Sacramento Municipal Utility District, California, Electric             No Opt. Call         AAA          1,087,040
                 Revenue Bonds, Series 2004T, 5.250%, 5/15/23 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 15.3% (10.2% OF TOTAL INVESTMENTS)

        2,500   California Department of Water Resources, Water System                6/13 at 100.00         AAA          2,762,200
                 Revenue Bonds, Central Valley Project, Series 2003Y,
                 5.250%, 12/01/16 - FGIC Insured

        1,000   California Statewide Community Development Authority,                10/13 at 100.00         AAA          1,078,400
                 Water and Wastewater Revenue Bonds, Pooled Financing
                 Program, Series 2003A, 5.250%, 10/01/23 - FSA Insured

        4,770   Los Angeles Department of Water and Power, California,                7/14 at 100.00         AAA          5,248,288
                 Waterworks Revenue Bonds, Series 2004C, 5.250%, 7/01/20 -
                 MBIA Insured

        2,500   Pajaro Valley Water Management Agency, California,                    3/09 at 101.00         AAA          2,742,225
                 Revenue Certificates of Participation, Series 1999A,
                 5.750%, 3/01/29 - AMBAC Insured

        5,985   Sacramento County Sanitation District Financing Authority,           12/10 at 101.00          AA          6,654,422
                 California, Revenue Bonds, Series 2000A, 5.250%, 12/01/12

        4,000   Sacramento County Sanitation District Financing Authority,              No Opt. Call         AAA          4,652,680
                 California, Revenue Refunding Bonds, Series 2001,
                 5.500%, 12/01/20 - AMBAC Insured

        4,585   Santa Maria, California, Subordinate Water and Wastewater             8/12 at 101.00         AAA          5,026,765
                 Revenue Certificates of Participation,Series 1997A,
                 5.550%, 8/01/27 - AMBAC Insured

        1,700   South Gate Utility Authority, California, Subordinate Revenue        10/11 at 102.00         AAA          1,794,041
                 Bonds, Water and Sewer System Projects, Series 2001,
                 5.000%, 10/01/22 - FGIC Insured

          945   Woodbridge Irrigation District, California, Certificates of           7/13 at 100.00        BBB+            990,001
                 Participation, Water Systems Project, Series 2003,
                 5.625%, 7/01/43
------------------------------------------------------------------------------------------------------------------------------------
$     287,657   Total Long-Term Investments (cost $285,669,536) - 151.0%                                                304,854,834
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.5%                                                                      2,975,344
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.5)%                                                       (106,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  201,830,178
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    #    Non-income producing security. On January 1, 2002,
                         CFRHoldings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen
                         Funds. CFR Holdings, Inc. determined that a sale of the facility was in the best interest of shareholders and proceeded accordingly. Investment valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                                       25

                        Nuveen California Municipal Market Opportunity Fund, Inc. (NCO)
                        Portfolio of
                           INVESTMENTS February 28, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.9% (3.2% OF TOTAL INVESTMENTS)

$       4,305   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa3     $    4,343,616
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Funding Corporation, Series 2002B, 5.125%, 6/01/20

        2,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          2,039,920
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.250%, 6/01/33


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 7.5% (4.9% OF TOTAL INVESTMENTS)

        1,000   California Infrastructure Economic Development Bond Bank,             7/15 at 100.00         Aa3          1,052,700
                 Revenue Bonds, Scripps Research Institute, Series 2005A,
                 5.000%, 7/01/24

        1,530   University of California, Certificates of Participation,              1/10 at 101.00         Aa2          1,621,463
                 San Diego and Sacramento Campus Projects, Series 2002A,
                 5.250%, 1/01/20

        6,580   University of California, Revenue Bonds, Multiple Purpose             9/08 at 101.00          AA          7,079,422
                 Projects, Series 2000K, 5.000%, 9/01/13


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 12.3% (8.0% OF TOTAL INVESTMENTS)

        2,000   California Health Facilities Financing Authority, Revenue            12/09 at 101.00          A3          2,167,700
                 Bonds, Cedars-Sinai Medical Center, Series 1999A,
                 6.125%, 12/01/30

        3,200   California Infrastructure Economic Development Bank,                  8/11 at 102.00           A          3,387,776
                 Revenue Bonds, Kaiser Hospital Assistance LLC,
                 Series 2001A, 5.550%, 8/01/31

          400   California Statewide Community Development Authority,                 7/15 at 100.00        BBB+            410,832
                 Revenue Bonds, Daughters of Charity Health System,
                 Series 2005A, 5.250%, 7/01/35 (WI, settling 3/18/05)

        1,000   California Statewide Community Development Authority,                   No Opt. Call         AAA          1,088,410
                 Revenue Refunding Bonds, Sherman Oaks Health System,
                 Series 1998A, 5.000%, 8/01/22 - AMBAC Insured

        5,930   Central California Joint Powers Health Finance Authority,             8/05 at 100.00        Baa2          5,856,527
                 Certificates of Participation, Community Hospitals of
                 Central California, Series 1993, 5.000%, 2/01/23

        3,000   Loma Linda, California, Hospital Revenue Bonds, Loma Linda            6/05 at 101.00         BB+          3,028,680
                 University Medical Center, Series 1993A, 6.500%, 12/01/18


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 1.3% (0.9% OF TOTAL INVESTMENTS)

        1,550   San Bernardino County Housing Authority, California,                    No Opt. Call        BBB+          1,650,192
                 Multifamily Housing Revenue Refunding Bonds, Equity
                 Residential Properties/Redlands Lawn and Tennis Apartments,
                 Series 1999A, 5.200%, 6/15/29 (Mandatory put 6/15/09)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 34.5% (22.6% OF TOTAL INVESTMENTS)

        4,950   California, Various Purpose General Obligation Bonds,                 3/10 at 101.00         AAA          5,487,125
                 Series 2000, 5.750%, 3/01/27 - MBIA Insured

        5,000   California, General Obligation Veterans Welfare Bonds,               12/05 at 101.00           A          5,084,650
                 Series 2000BT, 5.375%, 12/01/16 (Alternative Minimum Tax)

                California, General Obligation Bonds, Series 2003:
        1,000    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00          AA          1,094,640
        1,400    5.250%, 2/01/20                                                      8/13 at 100.00           A          1,516,886
        1,000    5.250%, 2/01/22 - CIFG Insured                                       8/13 at 100.00         AAA          1,081,570

                California, General Obligation Bonds, Series 2004:
        3,000    5.000%, 2/01/23                                                      2/14 at 100.00           A          3,139,470
        2,500    5.125%, 4/01/23                                                      4/14 at 100.00           A          2,652,800
        2,100    5.250%, 4/01/34                                                      4/14 at 100.00           A          2,226,504

        2,670   Coast Community College District, Orange County, California,          8/13 at 100.00         AAA          2,843,577
                 General Obligation Refunding Bonds, Series 2003A,
                 5.000%, 8/01/21 - MBIA Insured

        5,000   Los Angeles Unified School District, California, General              7/10 at 100.00         AAA          5,374,700
                 Obligation Bonds, Series 2000D, 5.375%, 7/01/25 -
                 FGIC Insured


                                       26

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       2,500   Oakland Unified School District, Alameda County, California,          8/12 at 100.00         AAA     $    2,731,525
                 General Obligation Bonds, Series 2002, 5.250%, 8/01/21 -
                 FGIC Insured

        1,000   Pomona Unified School District, Los Angeles County,                   8/11 at 103.00         AAA          1,182,610
                 California, General Obligation Refunding Bonds,
                 Series 1997A, 6.150%, 8/01/15 - MBIA Insured

        2,620   Rancho Santiago Community College District, Orange                    9/15 at 100.00         AAA          2,747,751
                 County, California, General Obligation Bonds,
                 Series 2005B, 5.000%, 9/01/27 (WI, settling 3/10/05) -
                 FSA Insured

        2,000   Riverside Community College District, California, General             8/14 at 100.00         AAA          2,170,920
                 Obligation Bonds, Series 2004A, 5.250%, 8/01/24 -
                 MBIA Insured

        5,000   San Diego Unified School District, California, General                7/10 at 100.00         AAA          5,477,950
                 Obligation Bonds, Election of 1998, Series 2000B,
                 5.125%, 7/01/21 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 35.7% (23.3% OF TOTAL INVESTMENTS)

                California, Economic Recovery Revenue Bonds, Series 2004A:
        2,700    5.000%, 7/01/15                                                      7/14 at 100.00         AA-          2,949,318
        2,000    5.000%, 7/01/16                                                      7/11 at 100.00         AA-          2,156,820

        2,000   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00          A-          2,227,640
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.500%, 6/01/19

        3,000   Los Angeles County Public Works Financing Authority,                 10/07 at 101.00          AA          3,154,470
                 California, Revenue Bonds, Regional Park and Open Space
                 District, Series 1997A, 5.000%, 10/01/19

                Modesto Schools Infrastructure Financing Agency, Stanislaus
                County, California, Special Tax Revenue Bonds, Series 2004:
        1,375    5.250%, 9/01/25 - AMBAC Insured                                      9/14 at 100.00         AAA          1,485,536
        1,500    5.250%, 9/01/26 - AMBAC Insured                                      9/14 at 100.00         AAA          1,618,140

        2,000   Monterey County, California, Certificates of Participation,           8/11 at 100.00         Aaa          2,088,640
                 Master Plan Financing, Series 2001, 5.000%, 8/01/21 -
                 MBIA Insured

        1,000   Ontario, California, Special Tax Bonds, Community Facilities          9/06 at 102.00         N/R          1,042,680
                 District 5, Freeway Interchange Project, Series 1997,
                 6.375%, 9/01/17

       10,900   Ontario Redevelopment Financing Authority, San Bernardino               No Opt. Call         AAA         15,274,279
                 County, California, Revenue Refunding Bonds,
                 Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 -
                 MBIA Insured

        2,500   Sacramento City Financing Authority, California, Lease                  No Opt. Call         AAA          2,877,650
                 Revenue Refunding Bonds, Series 1993A,
                 5.400%, 11/01/20 - AMBAC Insured

        2,255   San Bernardino County, California, Certificates of Participation,     8/05 at 102.00         AAA          2,324,680
                 Medical Center Financing Project, Series 1995,
                 5.500%, 8/01/22 - MBIA Insured

        1,200   San Jose Financing Authority, California, Lease Revenue               9/11 at 100.00         AAA          1,273,104
                 Refunding Bonds, Convention Center Project, Series 2001F,
                 5.000%, 9/01/20 - MBIA Insured

        7,000   Union City Community Redevelopment Agency, California,               10/09 at 101.00         AAA          7,778,820
                 Tax Allocation Revenue Bonds, Redevelopment Project,
                 Series 1999, 5.750%, 10/01/32 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 26.0% (17.0% OF TOTAL INVESTMENTS)

        4,000   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          3,272,480
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/29

        8,500   Long Beach, California, Harbor Revenue Bonds, Series 2000A,           5/10 at 101.00         AA-          9,438,655
                 5.750%, 5/15/14 (Alternative Minimum Tax)

        5,250   Port of Oakland, California, Revenue Bonds, Series 2000K,             5/10 at 100.00         AAA          5,725,230
                 5.750%, 11/01/29 (Alternative Minimum Tax) - FGIC Insured

        5,000   Sacramento County, California, Airport System Revenue                 7/06 at 102.00         AAA          5,275,500
                 Bonds, Series 1996A, 5.900%, 7/01/24 (Alternative
                 Minimum Tax) - MBIA Insured

                San Francisco Airports Commission, California, Revenue Bonds,
                San Francisco International Airport, Second Series 2000, Issue 25:
        2,515    5.500%, 5/01/24 (Alternative Minimum Tax) - FSA Insured              5/10 at 101.00         AAA          2,669,496
        3,100    5.750%, 5/01/30 (Alternative Minimum Tax) - FSA Insured              5/10 at 101.00         AAA          3,355,068


                                       27


                        Nuveen California Municipal Market Opportunity Fund, Inc. (NCO) (continued)
                          Portfolio of INVESTMENTS February 28, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION (continued)

$       2,465   San Francisco Airports Commission, California, Special Facilities     1/08 at 102.00         AAA     $    2,689,093
                 Lease Revenue Bonds, San Francisco International Airport,
                 SFO Fuel Company LLC, Series 2000A, 6.125%, 1/01/27
                 (Alternative Minimum Tax) - FSA Insured

        1,250   San Francisco Airports Commission, California, Revenue Bonds,         5/10 at 101.00         AAA          1,322,413
                 San Francisco International Airport, Second Series 2000,
                 Issue 26B, 5.000%, 5/01/21 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 4.7% (3.2% OF TOTAL INVESTMENTS)

          670   California Department of Water Resources, Water System               12/11 at 100.00       AA***            760,423
                 Revenue Bonds, Central Valley Project, Series 2001W,
                 5.500%, 12/01/15 (Pre-refunded to 12/01/11)

        4,000   Pomona, California, GNMA/FHLMC Collateralized Single                    No Opt. Call         AAA          5,370,280
                 Family Mortgage Revenue Refunding Bonds, Series 1990B,
                 7.500%, 8/01/23


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 8.9% (5.8% OF TOTAL INVESTMENTS)

        1,500   California Pollution Control Financing Authority, Revenue             9/09 at 101.00         AAA          1,613,340
                 Refunding Bonds, Southern California Edison Company,
                 Series 1999A, 5.450%, 9/01/29 - MBIA Insured

          492   California Pollution Control Financing Authority, Solid Waste         7/07 at 102.00         N/R             63,979
                 Disposal Revenue Bonds, CanFibre of Riverside,
                 Series 1997A, 9.000%, 7/01/19 (Alternative Minimum Tax) #

        3,000   California Department of Water Resources, Power Supply                5/12 at 101.00          A2          3,222,360
                 Revenue Bonds, Series 2002A, 5.125%, 5/01/18

        3,310   California Statewide Community Development Authority,                 6/05 at 102.00         N/R          3,367,826
                 Certificates of Participation Refunding, Rio Bravo Fresno
                 Project, Series 1999A, 6.300%, 12/01/18

          500   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA            532,405
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

                Merced Irrigation District, California, Revenue Refunding
                Bonds, Electric System Project, Series 2001:
        1,650    6.750%, 9/01/31                                                      9/05 at 102.00        Baa3          1,697,586
        1,000    6.850%, 9/01/36                                                      9/05 at 102.00        Baa3          1,029,310


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 17.0% (11.1% OF TOTAL INVESTMENTS)

        3,330   California Department of Water Resources, Water System               12/11 at 100.00          AA          3,742,887
                 Revenue Bonds, Central Valley Project, Series 2001W,
                 5.500%, 12/01/15

        1,030   California Department of Water Resources, Water System                  No Opt. Call         AAA          1,197,158
                 Revenue Bonds, Central Valley Project, Series 2002X,
                 5.500%, 12/01/17 - FGIC Insured

        4,000   Los Angeles, California, Wastewater System Revenue                    5/05 at 101.00         AAA          4,015,640
                 Bonds, Series 1993D, 4.700%, 11/01/19 - FGIC Insured

        2,000   San Francisco City and County Public Utilities Commission,            4/13 at 100.00         AAA          2,188,360
                 California, Clean Water Revenue Refunding Bonds,
                 Series 2003A, 5.250%, 10/01/20 - MBIA Insured

       10,000   Santa Maria, California, Subordinate Water and Wastewater             8/12 at 101.00         AAA         10,963,500
                 Revenue Certificates of Participation, Series 1997A,
                 5.550%, 8/01/27 - AMBAC Insured
------------------------------------------------------------------------------------------------------------------------------------
$     182,227   Total Long-Term Investments (cost $181,064,226) - 152.8%                                                198,304,682
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.4)%                                                                     (495,335)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.4)%                                                        (68,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  129,809,347
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    #    Non-income producing security. On January 1, 2002,
                         CFRHoldings, Inc. (an entity formed by Nuveen for the benefit of the Nuveen Funds owning various interests in CanFibre of Riverside) took possession of the CanFibre of Riverside assets on behalf of the various Nuveen
                         Funds. CFR Holdings, Inc. determined that a sale of the facility was in the best interest of shareholders and proceeded accordingly. Investment valued at fair value using methods determined in good faith by or at the direction of the Board of Directors.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                                       28


                        Nuveen California Investment Quality Municipal Fund, Inc. (NQC)
                        Portfolio of
                           INVESTMENTS February 28, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 0.4% (0.3% OF TOTAL INVESTMENTS)

$       1,000   Southern California Tobacco Securitization Authority, Tobacco         6/12 at 100.00         BBB     $      931,690
                 Settlement Asset-Backed Bonds, Senior Series 2001A,
                 5.500%, 6/01/36


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 16.3% (10.8% OF TOTAL INVESTMENTS)

        5,000   California Educational Facilities Authority, Revenue Bonds,          10/06 at 102.00         AAA          5,256,750
                 Chapman University, Series 1996, 5.125%, 10/01/26 -
                 CONNIE LEE/AMBAC Insured

        3,000   California Educational Facilities Authority, Revenue Bonds,          11/10 at 100.00         Aaa          3,342,900
                 University of the Pacific, Series 2000, 5.750%, 11/01/30 -
                 MBIA Insured

        6,000   California State Public Works Board, Lease Revenue Bonds,            10/07 at 102.00          A-          6,340,860
                 California State University Projects, Series 1997C,
                 5.400%, 10/01/22

        2,500   Long Beach Bond Financing Authority, California, Lease               11/11 at 101.00         AAA          2,646,175
                 Revenue Refunding Bonds, Long Beach Aquarium of the
                 South Pacific, Series 2001, 5.250%, 11/01/30 - AMBAC Insured

        2,540   University of California, Revenue Bonds, Research Facilities,         9/09 at 101.00         AAA          2,665,705
                 Series 2001E, 5.000%, 9/01/25 - AMBAC Insured

                University of California, Revenue Bonds, Multi-Purpose
                Projects, Series 2003A:
        9,270    5.125%, 5/15/16 - AMBAC Insured                                      5/13 at 100.00         AAA         10,149,723
        3,000    5.125%, 5/15/17 - AMBAC Insured                                      5/13 at 100.00         AAA          3,273,180
        1,060    5.000%, 5/15/24 - AMBAC Insured                                      5/13 at 100.00         AAA          1,116,519


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 11.2% (7.4% OF TOTAL INVESTMENTS)

        3,000   California Health Facilities Financing Authority, Revenue            12/09 at 101.00          A3          3,251,550
                 Bonds, Cedars-Sinai Medical Center, Series 1999A,
                 6.125%, 12/01/30

        3,000   California Health Facilities Financing Authority, Revenue             7/14 at 100.00        BBB+          3,098,190
                 Bonds, Catholic Healthcare West, Series 2004G,
                 5.250%, 7/01/23

          660   California Statewide Community Development Authority,                 7/15 at 100.00        BBB+            677,873
                 Revenue Bonds, Daughters of Charity Health System,
                 Series 2005A, 5.250%, 7/01/35 (WI, settling 3/18/05)

        2,145   California Statewide Community Development Authority,                   No Opt. Call           A          2,255,382
                 Revenue Bonds, Kaiser Permanente System, Series 2002E,
                 4.700%, 11/01/36 (Mandatory put 5/31/09)

                Central California Joint Powers Health Finance Authority,
                Certificates of Participation, Community Hospitals of Central
                California, Series 1993:
        1,595    5.250%, 2/01/13                                                      8/05 at 100.00        Baa2          1,596,148
        6,820    5.500%, 2/01/15                                                      8/05 at 100.00        Baa2          6,825,251

        5,000   Loma Linda, California, Hospital Revenue Bonds, Loma Linda            6/05 at 101.00         BB+          5,047,800
                 University Medical Center, Series 1993A, 6.500%, 12/01/18

        1,000   Stockton, California, Health Facility Revenue Bonds,                 12/07 at 102.00        BBB+          1,048,630
                 Dameron Hospital Association, Series 1997A,
                 5.700%, 12/01/14


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 3.2% (2.1% OF TOTAL INVESTMENTS)

        6,500   California Statewide Community Development Authority,                 7/08 at 101.00         BBB          6,810,895
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 4.900%, 5/15/25 (Mandatory
                 put 5/15/08)


------------------------------------------------------------------------------------------------------------------------------------
                LONG-TERM CARE - 1.4% (1.0% OF TOTAL INVESTMENTS)

        2,945   California Statewide Community Development Authority,                 4/09 at 101.00        BBB-          3,014,355
                 Certificates of Participation, Internext Group, Series 1999,
                 5.375%, 4/01/17


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 24.6% (16.3% OF TOTAL INVESTMENTS)

                California, Various Purpose General Obligation Bonds,
                Series 2000:
        4,075    5.250%, 9/01/20                                                      9/10 at 100.00           A          4,395,580
       14,000    5.750%, 3/01/27 - MBIA Insured                                       3/10 at 101.00         AAA         15,519,140


                                       29

                        Nuveen California Investment Quality Municipal Fund, Inc. (NQC) (continued)
                           Portfolio of INVESTMENTS February 28, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       2,400   California, General Obligation Bonds, Series 2003,                    8/13 at 100.00           A     $    2,600,376
                 5.250%, 2/01/20

                California, General Obligation Bonds, Series 2004:
        1,000    5.000%, 2/01/21                                                      2/14 at 100.00           A          1,054,810
        3,150    5.250%, 4/01/34                                                      4/14 at 100.00           A          3,339,756

        2,395   Fontana Unified School District, San Bernardino County,               5/09 at 102.00         AAA          2,690,232
                 California, General Obligation Refunding Bonds,
                 Series 1997D, 5.800%, 5/01/17 - FGIC Insured

       10,060   Los Angeles, California, General Obligation Bonds,                    9/11 at 100.00          AA         10,696,597
                 Series 2001A, 5.000%, 9/01/21

        2,285   Moreno Valley Unified School District, Riverside County,              8/14 at 100.00         AAA          2,480,276
                 California, General Obligation Bonds, Series 2004A,
                 5.250%, 8/01/24 - FSA Insured

        3,250   Puerto Rico, General Obligation and Public Improvement                  No Opt. Call         AAA          3,819,108
                 Refunding Bonds, Series 2001A, 5.500%, 7/01/20 -
                 MBIA Insured

        1,835   Riverside Community College District, California, General             8/14 at 100.00         AAA          2,011,307
                 Obligation Bonds, Series 2004A, 5.250%, 8/01/21 -
                 MBIA Insured

        3,500   San Diego Unified School District, San Diego County,                  7/13 at 101.00         AAA          3,918,600
                 California, General Obligation Bonds, Series 2003E,
                 5.250%, 7/01/24 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 41.5% (27.5% OF TOTAL INVESTMENTS)

        4,460   California, Economic Recovery Revenue Bonds,                          7/14 at 100.00         AA-          4,871,836
                 Series 2004A, 5.000%, 7/01/15

        3,135   California State Public Works Board, Lease Revenue Bonds,            12/12 at 100.00         AAA          3,432,700
                 Department of General Services, Capital East End Project,
                 Series 2002A, 5.250%, 12/01/15 - AMBAC Insured

        3,000   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00          A-          3,334,080
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.500%, 6/01/20

        3,000   California State Public Works Board, Lease Revenue Bonds,            12/11 at 102.00         AAA          3,184,320
                 Department of Mental Health, Hospital Addition,
                 Series 2001A, 5.000%, 12/01/21 - AMBAC Insured

        2,000   Daly City Housing Development Finance Agency, California,            12/13 at 102.00          A-          2,080,360
                 Mobile Home Park Revenue Bonds, Franciscan Mobile Home
                 Park Project, Series 2002A, 5.850%, 12/15/32

        1,595   Fontana Public Financing Authority, California, Tax Allocation        9/11 at 101.00         AAA          1,739,842
                 Revenue Bonds, North Fontana Redevelopment Project,
                 Series 2003A, 5.375%, 9/01/25 - AMBAC Insured

        2,250   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00          A-          2,444,648
                 Enhanced Tobacco Settlement Asset-Backed Bonds,
                 Series 2003B, 5.625%, 6/01/33

                Los Angeles County Metropolitan Transportation Authority,
                California, Proposition C Second Senior Lien Sales Tax Revenue
                Bonds, Series 2000A:
        8,005    5.250%, 7/01/25 - FGIC Insured                                       7/10 at 101.00         AAA          8,605,135
        6,500    5.250%, 7/01/30 - FGIC Insured                                       7/10 at 101.00         AAA          6,912,425

        4,130   Manteca Unified School District, San Joaquin County,                  9/11 at 101.00         AAA          4,355,581
                 California, Special Tax Bonds, Community Facilities
                 District 89-2, Series 2001C, 5.000%, 9/01/23 -
                 MBIA Insured

        1,685   Ontario, California, Special Tax Bonds, Community Facilities          9/06 at 102.00         N/R          1,756,916
                 District 5, Freeway Interchange Project, Series 1997,
                 6.375%, 9/01/17

        3,890   Ontario Redevelopment Financing Authority, California,                8/11 at 101.00         AAA          4,137,171
                 Lease Revenue Bonds, Capital Projects, Series 2001,
                 5.000%, 8/01/21 - AMBAC Insured

        3,600   Ontario Redevelopment Financing Authority, San Bernardino               No Opt. Call         AAA          5,044,716
                 County, California, Revenue Refunding Bonds,
                 Redevelopment Project 1, Series 1995, 7.400%, 8/01/25 -
                 MBIA Insured

        1,500   Orange County, California, Special Tax Bonds, Community               8/12 at 101.00         N/R          1,538,520
                 Facilities District 03-1 of Ladera Ranch, Series 2004A,
                 5.625%, 8/15/34

        9,825   Orange County, California, Recovery Certificates of                   7/06 at 102.00         AAA         10,433,168
                 Participation, Series 1996A, 6.000%, 7/01/26 - MBIA Insured

        1,000   Paramount Redevelopment Agency, California, Tax Allocation            8/13 at 100.00         AAA          1,050,810
                 Bonds, Redevelopment Project Area 1, Series 2003,
                 5.000%, 8/01/23 - MBIA Insured

        4,000   Puerto Rico Highway and Transportation Authority, Highway             7/12 at 100.00           A          4,258,960
                 Revenue Bonds, Series 2002D, 5.375%, 7/01/36

        4,000   Sacramento City Financing Authority, California, Lease                  No Opt. Call         AAA          4,604,240
                 Revenue Refunding Bonds, Series 1993A,
                 5.400%, 11/01/20 - AMBAC Insured


                                       30

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       3,535   San Jose Financing Authority, California, Lease Revenue               9/11 at 100.00         AAA     $    3,750,352
                 Refunding Bonds, Convention Center Project, Series 2001F,
                 5.000%, 9/01/20 - MBIA Insured

        2,000   San Jose Financing Authority, California, Lease Revenue               6/12 at 100.00         AAA          2,190,700
                 Refunding Bonds, Civic Center Project, Series 2002B,
                 5.250%, 6/01/19 - AMBAC Insured

        2,840   Santa Clara Redevelopment Agency, California, Tax Allocation          6/13 at 100.00         AAA          2,981,830
                 Bonds, Bayshore North Project, Series 2003,
                 5.000%, 6/01/23 - MBIA Insured

        5,250   Santa Cruz County Redevelopment Agency, California,                   9/10 at 102.00         AAA          5,640,023
                 Subordinate Lien Tax Allocation Bonds, Live Oak and Soquel
                 Community Improvement Projects, Series 2000,
                 5.250%, 9/01/25 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 29.2% (19.4% OF TOTAL INVESTMENTS)

       13,000   Alameda Corridor Transportation Authority, California,               10/09 at 101.00         AAA         13,385,320
                 Senior Lien Revenue Bonds, Series 1999A,
                 5.000%, 10/01/29 - MBIA Insured

                Bay Area Toll Authority, California, Revenue Bonds, San
                Francisco Bay Area Toll Bridge, Series 2001D:
        3,875    5.000%, 4/01/12                                                      4/11 at 100.00          AA          4,211,195
        2,605    5.000%, 4/01/16                                                      4/11 at 100.00          AA          2,807,982

        6,500   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          5,317,780
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/29

        9,980   Long Beach, California, Harbor Revenue Bonds, Series 2000A,           5/10 at 101.00         AA-         10,577,303
                 5.500%, 5/15/25 (Alternative Minimum Tax)

        9,000   Port of Oakland, California, Revenue Bonds, Series 2000K,             5/10 at 100.00         AAA          9,814,680
                 5.750%, 11/01/29 (Alternative Minimum Tax) - FGIC Insured

       15,000   San Francisco Airports Commission, California, Revenue Bonds,         5/10 at 101.00         AAA         16,234,200
                 San Francisco International Airport, Second Series 2000,
                 Issue 24A, 5.750%, 5/01/30 (Alternative Minimum Tax) -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 3.6% (2.4% OF TOTAL INVESTMENTS)

        2,110   California Health Facilities Financing Authority, Revenue Bonds,     10/08 at 101.00         AAA          2,291,291
                 Kaiser Permanente System, Series 1998B, 5.250%, 10/01/12

          670   California Department of Water Resources, Water System               12/11 at 100.00       AA***            760,423
                 Revenue Bonds, Central Valley Project, Series 2001W,
                 5.500%, 12/01/16 (Pre-refunded to 12/01/11)

          795   California Statewide Community Development Authority,                   No Opt. Call      N/R***            821,776
                 Certificates of Participation, Insured Hospital Revenue
                 Refunding Bonds, Triad Healthcare, Series 1992,
                 6.250%, 8/01/06

        2,500   Los Angeles Community Redevelopment Agency, California,               7/05 at 100.00      BBB***          2,541,600
                 Tax Allocation Refunding Bonds, Central Business District
                 Redevelopment Project, Series 1987G, 6.750%, 7/01/10

        1,100   Newhall School District, Los Angeles County, California,              8/12 at 101.00         AAA          1,252,988
                 General Obligation Bonds, Series 2002B, 5.375%, 8/01/22
                 (Pre-refunded to 8/01/12) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 9.4% (6.2% OF TOTAL INVESTMENTS)

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        3,600    5.375%, 5/01/17 - XLCA Insured                                       5/12 at 101.00         AAA          3,998,412
        6,000    5.125%, 5/01/18                                                      5/12 at 101.00          A2          6,444,720

        5,000   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          5,431,300
                 Power System Revenue Bonds, Series 2001A-1,
                 5.250%, 7/01/20 - FSA Insured

          700   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA            745,367
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        3,210   Turlock Irrigation District, California, Electric Revenue Bonds,      1/13 at 100.00         AAA          3,470,973
                 Series 2003A, 5.000%, 1/01/16 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 9.5% (6.3% OF TOTAL INVESTMENTS)

        3,330   California Department of Water Resources, Water System               12/11 at 100.00          AA          3,749,946
                 Revenue Bonds, Central Valley Project, Series 2001W,
                 5.500%, 12/01/16

        1,500   Los Angeles Department of Water and Power, California,                7/14 at 100.00         AAA          1,654,095
                 Waterworks Revenue Bonds, Series 2004C,
                 5.250%, 7/01/19 - MBIA Insured


                                       31


                        Nuveen California Investment Quality Municipal Fund, Inc. (NQC) (continued)
                           Portfolio of INVESTMENTS February 28, 2005 (Unaudited)

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

$       2,745   Northridge Water District, California, Revenue Certificates           2/11 at 101.00         AAA     $    2,973,686
                 of Participation, Series 2001, 5.250%, 2/01/21 -
                 AMBAC Insured

        3,015   Oxnard Financing Authority, California, Wastewater Revenue            6/13 at 100.00         AAA          3,251,466
                 Bonds, Series 2003, 5.000%, 6/01/17 - FGIC Insured

                San Elijo Joint Powers Authority, San Diego County, California,
                Revenue Refunding Bonds, San Elijo Wastewater Facilities, Series
                2003:
        1,245    5.000%, 3/01/16 - FSA Insured                                        3/12 at 101.00         AAA          1,350,041
        1,310    5.000%, 3/01/17 - FSA Insured                                        3/12 at 101.00         AAA          1,416,564

        3,430   Westlands Water District, California, Revenue Certificates            9/12 at 101.00         AAA          3,709,374
                 of Participation, Series 2002, 5.250%, 9/01/22 -
                 MBIA Insured

        2,155   Westlands Water District, California, Revenue Certificates            3/15 at 100.00         AAA          2,266,780
                 of Participation, Series 2005A, 5.000%, 9/01/25 -
                 MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     299,560   Total Long-Term Investments (cost $298,833,705) - 150.3%                                                320,702,953
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.5% (0.3% OF TOTAL INVESTMENTS)

        1,000   Pittsburg Redevelopment Agency, California, Tax Allocation                                  A-1+          1,000,000
                 Bonds, Los Medanos Community Development Project,
                 Variable Rate Demand Obligations, Series 2004A, 1.760%, 9/01/35
                 - AMBAC Insured +
------------------------------------------------------------------------------------------------------------------------------------
$       1,000   Total Short-Term Investments (cost $1,000,000)                                                            1,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $299,833,705) - 150.8%                                                          321,702,953
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.7%                                                                      3,646,837
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.5)%                                                       (112,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  213,349,790
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Nuveen California Select Quality Municipal Fund, Inc. (NVC)
                        Portfolio of
                           INVESTMENTS February 28, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 4.7% (3.1% OF TOTAL INVESTMENTS)

$       4,625   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa3      $   4,423,581
                 Settlement Asset-Backed Bonds, Stanislaus County Tobacco
                 Funding Corporation, Series 2002A, 5.500%, 6/01/33

        9,150   California Pollution Control Financing Authority, Sewerage           12/06 at 101.00          A+          9,582,886
                 and Solid Waste Disposal Facilities Revenue Bonds,
                 Anheuser-Busch Companies Inc., Series 1996,
                 5.750%, 12/01/30 (Alternative Minimum Tax)

        3,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB          3,143,490
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 2.5% (1.5% OF TOTAL INVESTMENTS)

        1,595   California Infrastructure Economic Development Bank,                 10/12 at 100.00         Aa3          1,676,760
                 Revenue Bonds, Claremont University Consortium,
                 Series 2003, 5.125%, 10/01/24

        1,740   California Infrastructure Economic Development Bond Bank,             7/15 at 100.00         Aa3          1,831,698
                 Revenue Bonds, Scripps Research Institute, Series 2005A,
                 5.000%, 7/01/24

        5,125   University of California, Revenue Bonds, Research Facilities,         9/09 at 101.00         AAA          5,424,761
                 Series 2001E, 5.000%, 9/01/22 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ENERGY - 2.8% (1.8% OF TOTAL INVESTMENTS)

        9,500   California Pollution Control Financing Authority, Exempt             12/06 at 102.00         AAA         10,027,155
                 Facilities Revenue Bonds, Mobil Oil Corporation, Series 1996,
                 5.500%, 12/01/29 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 15.8% (10.3% OF TOTAL INVESTMENTS)

        1,750   ABAG Finance Authority for Non-Profit Corporations,                   4/12 at 100.00           A          1,883,210
                 California, Insured Revenue Bonds, Sansum-Santa Barbara
                 Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21

       13,500   California Health Facilities Financing Authority, Revenue            12/09 at 101.00          A3         14,631,975
                 Bonds, Cedars-Sinai Medical Center, Series 1999A,
                 6.125%, 12/01/30

          545   California Health Facilities Financing Authority, Insured             7/05 at 101.00         AAA            548,946
                 Health Facility Revenue Refunding Bonds, Catholic
                 Healthcare West, Series 1994A, 4.750%, 7/01/19 -
                 MBIA Insured

        5,000   California Statewide Community Development Authority,                 7/07 at 102.00         AA-          5,206,700
                 Certificates of Participation Refunding, St. Joseph Health
                 System, Series 1997, 5.125%, 7/01/17

       14,000   California Statewide Community Development Authority,                 7/10 at 101.00        BBB+         15,602,020
                 Certificates of Participation, Catholic Healthcare West,
                 Series 1999, 6.500%, 7/01/20

          690   California Statewide Community Development Authority,                 7/15 at 100.00        BBB+            708,685
                 Revenue Bonds, Daughters of Charity Health System,
                 Series 2005A, 5.250%, 7/01/35 (WI, settling 3/18/05)

        2,000   California Statewide Community Development Authority,                   No Opt. Call         AAA          2,176,820
                 Revenue Refunding Bonds, Sherman Oaks Health System,
                 Series 1998A, 5.000%, 8/01/22 - AMBAC Insured

        9,350   Loma Linda, California, Hospital Revenue Refunding Bonds,             6/05 at 101.00         AAA          9,502,499
                 Loma Linda University Medical Center, Series 1993C,
                 5.375%, 12/01/22 - MBIA Insured

        6,000   Madera County, California, Certificates of Participation,             3/05 at 102.00         AAA          6,210,840
                 Valley Children's Hospital Project, Series 1995,
                 5.750%, 3/15/28 - MBIA Insured

        1,050   Stockton, California, Health Facility Revenue Bonds,                 12/07 at 102.00        BBB+          1,109,903
                 Dameron Hospital Association, Series 1997A,
                 5.450%, 12/01/10


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 1.5% (1.0% OF TOTAL INVESTMENTS)

          395   California Housing Finance Agency, Single Family Mortgage             5/05 at 102.00         AAA            399,795
                 Bonds, Senior Series 1995A-2, 6.350%, 8/01/15
                 (Alternative Minimum Tax)

          195   California Housing Finance Agency, Single Family Mortgage            10/05 at 102.00         AAA            196,016
                 Bonds, Mezzanine Series 1995B-2, 6.250%, 8/01/14
                 (Alternative Minimum Tax) - AMBAC Insured


                                       33


                        Nuveen California Select Quality Municipal Fund, Inc. (NVC) (continued)
                           Portfolio of INVESTMENTS February 28, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY (continued)

$       1,155   California Housing Finance Agency, Single Family Mortgage            10/05 at 102.00         AAA      $   1,162,715
                 Bonds, Senior Series 1995B-2, 6.250%, 2/01/18
                 (Alternative Minimum Tax)

        3,560   Puerto Rico Housing Bank and Finance Agency, Affordable               4/05 at 102.00         AAA          3,636,789
                 Housing Mortgage Subsidy Program Single Family Mortgage
                 Revenue Bonds, Series 1995I, 6.250%, 4/01/29 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                INDUSTRIALS - 2.7% (1.8% OF TOTAL INVESTMENTS)

        4,720   California Pollution Control Financing Authority, Solid Waste           No Opt. Call         BBB          4,740,485
                 Disposal Revenue Bonds, Waste Management Inc.,
                 Series 2002B, 4.450%, 7/01/27 (Alternative Minimum Tax)
                 (Mandatory put 7/01/05)

        5,000   California Pollution Control Financing Authority, Solid Waste           No Opt. Call        BBB+          5,258,800
                 Disposal Revenue Bonds, Republic Services Inc.,
                 Series 2002C, 5.250%, 6/01/23 (Alternative Minimum Tax)
                 (Mandatory put 12/01/17)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 28.8% (18.8% OF TOTAL INVESTMENTS)

                California, Various Purpose General Obligation Bonds,
                Series 2000:
        4,700    5.625%, 5/01/22 - FGIC Insured                                       5/10 at 101.00         AAA          5,208,023
       10,000    5.750%, 3/01/27 - MBIA Insured                                       3/10 at 101.00         AAA         11,085,100

                California, General Obligation Bonds, Series 2003:
        3,750    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00          AA          4,104,900
        3,700    5.250%, 2/01/21                                                      8/13 at 100.00           A          3,996,592
        1,000    5.250%, 2/01/22 - CIFG Insured                                       8/13 at 100.00         AAA          1,081,570
        5,000    5.250%, 2/01/22                                                      8/13 at 100.00           A          5,386,400

                California, General Obligation Bonds, Series 2004:
        3,800    5.000%, 2/01/21                                                      2/14 at 100.00           A          4,008,278
        3,700    5.125%, 4/01/25                                                      4/14 at 100.00           A          3,903,315
        1,850    5.200%, 4/01/26                                                      4/14 at 100.00           A          1,965,107

        1,880   Compton Community College District, Los Angeles County,               7/14 at 100.00         AAA          2,068,508
                 California, General Obligation Bonds, Series 2004A,
                 5.250%, 7/01/20 - MBIA Insured

                Fontana Unified School District, San Bernardino County,
                California, General Obligation Bonds, Series 2004:
        1,470    5.250%, 5/01/19 - MBIA Insured                                       5/14 at 100.00         AAA          1,618,779
        1,040    5.250%, 5/01/20 - MBIA Insured                                       5/14 at 100.00         AAA          1,142,731

        1,520   Jurupa Unified School District, Riverside County, California,         8/13 at 100.00         AAA          1,608,798
                 General Obligation Bonds, Series 2004, 5.000%, 8/01/23 -
                 FGIC Insured

       10,060   Los Angeles, California, General Obligation Bonds,                    9/11 at 100.00          AA         10,696,597
                 Series 2001A, 5.000%, 9/01/20

       13,020   Los Angeles Unified School District, California, General              7/08 at 101.00         AAA         13,718,002
                 Obligation Bonds, Series 1998B, 5.000%, 7/01/23 -
                 FGIC Insured

        6,030   Los Angeles Unified School District, California, General              7/10 at 100.00         AAA          6,481,888
                 Obligation Bonds, Series 2000D, 5.375%, 7/01/25 -
                 FGIC Insured

        2,200   Oakland Unified School District, Alameda County, California,          8/08 at 101.00         AAA          2,343,110
                 General Obligation Bonds, Series 2001, 5.125%, 8/01/21 -
                 FSA Insured

        2,270   Pajaro Valley Unified School District, Santa Cruz County,             8/13 at 100.00         AAA          2,427,243
                 California, General Obligation Bonds, Series 2003,
                 5.000%, 8/01/20 - FSA Insured

        5,000   Puerto Rico, General Obligation and Public Improvement                  No Opt. Call         AAA          5,875,550
                 Refunding Bonds, Series 2001A, 5.500%, 7/01/20 -
                 MBIA Insured

        7,375   Rancho Santiago Community College District, Orange                    9/15 at 100.00         AAA          7,734,605
                 County, California, General Obligation Bonds, Series 2005B,
                 5.000%, 9/01/27 (WI, settling 3/10/05) - FSA Insured

        1,500   Southwestern Community College District, San Diego                    8/15 at 102.00         AAA          1,603,395
                 County, California, General Obligation Bonds, Series 2005,
                 5.000%, 8/01/25 - MBIA Insured

        1,000   Vista Unified School District, San Diego County, California,          8/12 at 100.00         AAA          1,054,460
                 General Obligation Bonds, Series 2002A, 5.000%, 8/01/23 -
                 FSA Insured

        2,000   West Contra Costa Unified School District, Contra Costa               8/11 at 101.00         AAA          2,117,440
                 County, California, General Obligation Bonds, Series 2003C,
                 5.000%, 8/01/22 - FGIC Insured

        3,760   West Contra Costa Unified School District, Contra Costa               8/11 at 101.00         AAA          3,980,787
                 County, California, General Obligation Bonds, Series 2003B,
                 5.000%, 8/01/22 - FSA Insured


                                       34

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 30.0% (19.6% OF TOTAL INVESTMENTS)

$       2,870   Bell Community Redevelopment Agency, California, Tax                 10/13 at 100.00          AA      $   3,095,840
                 Allocation Bonds, Bell Project Area, Series 2003,
                 5.500%, 10/01/23 - RAAI Insured

        7,390   California, Economic Recovery Revenue Bonds,                          7/14 at 100.00         AA-          8,072,393
                 Series 2004A, 5.000%, 7/01/15

        3,765   California State Public Works Board, Lease Revenue Bonds,            12/12 at 100.00         AAA          4,106,184
                 Department of General Services, Capital East End Project,
                 Series 2002A, 5.250%, 12/01/16 - AMBAC Insured

                California State Public Works Board, Lease Revenue Bonds,
                Department of Mental Health, Coalinga State Hospital, Series 2004A:
        4,000    5.500%, 6/01/21                                                      6/14 at 100.00          A-          4,429,160
        2,000    5.500%, 6/01/23                                                      6/14 at 100.00          A-          2,198,400

        1,030   Folsom Cordova Unified School District, Sacramento County,           10/14 at 100.00         AAA          1,086,557
                 California, General Obligation Bonds, School Facilities
                 Improvement District 2, Series 2004B, 5.000%, 10/01/25 -
                 FSA Insured

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B:
        2,000    5.625%, 6/01/33                                                      6/13 at 100.00          A-          2,173,020
        2,500    5.625%, 6/01/38                                                      6/13 at 100.00          A-          2,716,275

        1,000   Independent Cities Lease Finance Authority, California, Revenue      11/14 at 100.00         N/R          1,015,740
                 Bonds, Morgan Hill, Hacienda Valley Mobile Home Park,
                 Series 2004A, 5.950%, 11/15/39

        1,405   Indian Wells Redevelopment Agency, California, Tax Allocation         9/13 at 100.00         AAA          1,494,527
                 Bonds, Consolidated Whitewater Project Area, Series 2003A,
                 5.000%, 9/01/20 - AMBAC Insured

        3,000   La Quinta Redevelopment Agency, California, Tax Allocation            9/11 at 102.00         AAA          3,175,710
                 Bonds, Redevelopment Project Area 1, Series 2001,
                 5.000%, 9/01/21 - AMBAC Insured

        3,510   Long Beach Bond Financing Authority, California, Lease Revenue       10/07 at 102.00         AAA          3,643,556
                 and Refunding Bonds, Civic Center Project, Series 1997A,
                 5.000%, 10/01/27 - MBIA Insured

       16,500   Los Angeles County Metropolitan Transportation Authority,             7/08 at 101.00         AAA         17,258,505
                 California, Proposition C Second Senior Lien Sales Tax
                 Revenue Refunding Bonds, Series 1998A, 5.000%, 7/01/23 -
                 AMBAC Insured

        3,000   Los Angeles County Metropolitan Transportation Authority,             7/10 at 101.00         AAA          3,224,910
                 California, Proposition C Second Senior Lien Sales Tax
                 Revenue Bonds, Series 2000A, 5.250%, 7/01/25 -
                 FGIC Insured

        4,750   Montclair Redevelopment Agency, California, Revenue Bonds,           12/10 at 102.00         N/R          4,970,163
                 Monterey Manor Mobile Home Estates Project, Series 2000,
                 6.400%, 12/15/30

                Monterey County, California, Certificates of Participation,
                Master Plan Financing, Series 2001:
        2,075    5.000%, 8/01/19 - MBIA Insured                                       8/11 at 100.00         Aaa          2,182,485
        3,000    5.000%, 8/01/26 - MBIA Insured                                       8/11 at 100.00         Aaa          3,105,630

        2,580   Oakland Redevelopment Agency, California, Subordinate                 3/13 at 100.00         AAA          2,864,393
                 Lien Tax Allocation Bonds, Central District Redevelopment
                 Project, Series 2003, 5.500%, 9/01/18 - FGIC Insured

        3,605   Oakland State Building Authority, California, Lease Revenue           4/08 at 101.00         AAA          3,769,244
                 Bonds, Elihu M. Harris State Office Building, Series 1998A,
                 5.000%, 4/01/23 - AMBAC Insured

        2,280   Ontario Redevelopment Financing Authority, California, Lease          8/11 at 101.00         AAA          2,509,938
                 Revenue Bonds, Capital Projects, Series 2001,
                 5.250%, 8/01/18 - AMBAC Insured

        1,000   Orange County, California, Special Tax Bonds, Community               8/12 at 101.00         N/R          1,022,710
                 Facilities District 03-1 of Ladera Ranch, Series 2004A,
                 5.500%, 8/15/24

          125   Riverside Public Financing Authority, California, Revenue             8/05 at 100.00         N/R            126,813
                 Bonds, Multiple Project Loans, Series 1991A,
                 8.000%, 2/01/18

        1,680   Riverside Redevelopment Agency, California, Tax Allocation            8/13 at 100.00         AAA          1,808,352
                 Refunding Bonds, Merged Project Areas, Series 2003,
                 5.250%, 8/01/23 - MBIA Insured

        2,000   San Francisco State Building Authority, California, Lease            12/06 at 102.00         AAA          2,122,760
                 Revenue Bonds, San Francisco Civic Center Complex,
                 Series 1996A, 5.250%, 12/01/16 - AMBAC Insured

       10,000   San Jose Redevelopment Agency, California, Tax Allocation             8/08 at 102.00           A         10,337,700
                 Bonds, Merged Area Redevelopment Project, Series 1998,
                 5.250%, 8/01/29

        2,200   San Jose Financing Authority, California, Lease Revenue               9/11 at 100.00         AAA          2,334,024
                 Refunding Bonds, Convention Center Project, Series 2001F,
                 5.000%, 9/01/20 - MBIA Insured


                                       35


                        Nuveen California Select Quality Municipal Fund, Inc. (NVC) (continued)
                           Portfolio of INVESTMENTS February 28, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       4,625   Santa Clara Redevelopment Agency, California, Tax                       No Opt. Call         AAA     $    4,959,064
                 Allocation Bonds, Bayshore North Project, Series 2003,
                 5.000%, 6/01/17 - MBIA Insured

                Solano County, California, Certificates of Participation,
                Series 2002:
        2,415    5.250%, 11/01/22 - MBIA Insured                                     11/12 at 100.00         AAA          2,612,668
        1,625    5.250%, 11/01/23 - MBIA Insured                                     11/12 at 100.00         AAA          1,752,108

        5,000   West Hollywood, California, Refunding Certificates of                 2/08 at 102.00         AAA          5,203,650
                 Participation, Series 1998, 5.000%, 2/01/25 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 18.4% (12.0% OF TOTAL INVESTMENTS)

       10,500   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          8,590,260
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/29

        8,300   Foothill/Eastern Transportation Corridor Agency, California,          1/10 at 100.00         AAA          8,528,416
                 Toll Road Revenue Bonds, Series 1995A, 5.000%, 1/01/35 -
                 MBIA Insured

        7,500   Los Angeles Harbors Department, California, Revenue                   8/06 at 101.00         AAA          7,912,800
                 Bonds, Series 1996, 6.200%, 8/01/25 (Alternative
                 Minimum Tax) - MBIA Insured

        2,000   Orange County Transportation Authority, California, Toll Road         8/13 at 100.00         AAA          2,138,820
                 Revenue Bonds, 91 Express Lanes Project, Series 2003A,
                 5.000%, 8/15/20 - AMBAC Insured

        8,000   Port of Oakland, California, Revenue Bonds, Series 2000K,             5/10 at 100.00         AAA          8,724,160
                 5.750%, 11/01/29 (Alternative Minimum Tax) - FGIC Insured

       20,000   San Francisco Airports Commission, California, Revenue                5/10 at 101.00         AAA         21,645,600
                 Bonds, San Francisco International Airport, Second
                 Series 2000, Issue 25, 5.750%, 5/01/30 (Alternative
                 Minimum Tax) - FSA Insured

        5,000   San Francisco Airports Commission, California, Revenue                5/11 at 100.00         AAA          5,451,450
                 Refunding Bonds, San Francisco International Airport,
                 Second Series 2001, Issue 27B, 5.250%, 5/01/18 -
                 FGIC Insured

        3,665   San Francisco Airports Commission, California, Revenue                5/12 at 100.00         AAA          3,899,890
                 Refunding Bonds, San Francisco International Airport,
                 Second Series 2002, Issue 28A, 5.250%, 5/01/18
                 (Alternative Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 9.5% (6.2% OF TOTAL INVESTMENTS)

        3,000   California Pollution Control Financing Authority, Solid Waste         7/05 at 100.00         Aaa          3,488,580
                 Disposal Revenue Bonds, North County Recycling Center,
                 Series 1991A, 6.750%, 7/01/17

        2,110   Contra Costa County, California, GNMA Mortgage-Backed                 5/05 at 100.00         AAA          2,360,035
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 1989, 7.700%, 11/01/09 (Alternative Minimum Tax)

        5,515   Fresno Unified School District, Fresno County, California,            8/09 at 102.00         AAA          5,882,630
                 General Obligation Bonds, Series 2001E,
                 5.000%, 8/01/25 - FGIC Insured

                Metropolitan Water District of Southern California, Water
                Revenue Bonds, Series 1997A:
        2,105    5.000%, 7/01/26 (Pre-refunded to 1/01/08)                            1/08 at 101.00         AAA          2,261,717
        1,075    5.000%, 7/01/26 (Pre-refunded to 1/01/08)                            1/08 at 101.00      AA+***          1,155,034
        1,120    5.000%, 7/01/26 (Pre-refunded to 1/01/08)                            1/08 at 101.00         AAA          1,203,384

       10,000   Puerto Rico Highway and Transportation Authority, Highway             7/10 at 101.00        A***         11,456,700
                 Revenue Bonds, Series 2000B, 6.000%, 7/01/31
                 (Pre-refunded to 7/01/10)

        4,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          4,409,120
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/32

        2,000   Vista, California, Mobile Home Park Revenue Bonds, Vista              3/24 at 100.00      N/R***          2,229,740
                 Manor Mobile Home Park Project, Series 1999A,
                 5.750%, 3/15/29 (Pre-refunded to 3/15/24)


------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 20.8% (13.6% OF TOTAL INVESTMENTS)

        2,000   Anaheim Public Finance Authority, California, Revenue                10/12 at 100.00         AAA          2,208,220
                 Refunding Bonds, Electric Generating System, Series 2002B,
                 5.250%, 10/01/18 - FSA Insured

        1,810   Anaheim Public Finance Authority, California, Second Lien            10/14 at 100.00         AAA          1,977,389
                 Electric Distribution Revenue Bonds, Series 2004,
                 5.250%, 10/01/21 - MBIA Insured


                                       36

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES (continued)

$      10,350   California Pollution Control Financing Authority, Revenue               No Opt. Call          A+     $   12,252,330
                 Bonds, San Diego Gas and Electric Company, Series 1991A,
                 6.800%, 6/01/15 (Alternative Minimum Tax)

        9,550   California Pollution Control Financing Authority, Revenue             6/05 at 100.00          A3          9,675,105
                 Bonds, Southern California Edison Company, Series 1991,
                 6.900%, 12/01/17 (Alternative Minimum Tax)

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        2,500    5.375%, 5/01/17 - XLCA Insured                                       5/12 at 101.00         AAA          2,776,675
        9,750    5.125%, 5/01/18                                                      5/12 at 101.00          A2         10,472,670

        4,000   Imperial Irrigation District, California, Certificates of            11/13 at 100.00         AAA          4,313,040
                 Participation, Electric System Revenue Bonds, Series 2003,
                 5.250%, 11/01/23 - FSA Insured

        5,000   Los Angeles Department of Water and Power, California,                7/11 at 100.00         AAA          5,481,150
                 Power System Revenue Refunding Bonds, Series 2001A-2,
                 5.375%, 7/01/20 - MBIA Insured

        1,200   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA          1,277,772
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        5,225   Los Angeles, California, Sanitation Equipment Charge Revenue          2/11 at 100.00         AAA          5,708,835
                 Bonds, Series 2001A, 5.250%, 2/01/18 - FSA Insured

        1,025   Los Angeles, California, Sanitation Equipment Charge                  2/14 at 100.00         AAA          1,088,222
                 Revenue Bonds, Series 2004A, 5.000%, 2/01/22 -
                 AMBAC Insured

        7,000   Merced Irrigation District, California, Revenue Refunding             9/05 at 102.00        Baa3          7,205,170
                 Bonds, Electric System Project, Series 2001, 6.850%, 9/01/36

        2,630   Pasadena, California, Electric Works Revenue Bonds,                   6/12 at 100.00         AAA          2,871,697
                 Series 2002, 5.250%, 6/01/21 - MBIA Insured

        4,360   Sacramento Municipal Utility District, California, Electric           8/12 at 100.00         AAA          4,790,332
                 Revenue Refunding Bonds, Series 2002Q, 5.250%, 8/15/19 -
                 FSA Insured

        3,460   Southern California Public Power Authority, Revenue Bonds,            7/13 at 100.00         AAA          3,676,700
                 Magnolia Power Project, Series 2003-1A, 5.000%, 7/01/20 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 15.9% (10.3% OF TOTAL INVESTMENTS)

        1,185   Burbank, California, Wastewater System Revenue Bonds,                 6/14 at 100.00         AAA          1,247,260
                 Series 2004A, 5.000%, 6/01/24 - AMBAC Insured

        5,000   Los Angeles Department of Water and Power, California,                7/14 at 100.00         AAA          5,501,350
                 Waterworks Revenue Bonds, Series 2004C, 5.250%, 7/01/20 -
                 MBIA Insured

        5,000   Los Angeles, California, Wastewater System Revenue Bonds,             6/08 at 101.00         AAA          5,156,100
                 Series 1998A, 5.000%, 6/01/28 - FGIC Insured

        3,750   Metropolitan Water District of Southern California, Water            10/14 at 100.00         AAA          3,919,875
                 Revenue Bonds, Series 2004B-3, 5.000%, 10/01/29 -
                 MBIA Insured

        2,000   Pico Rivera Water Authority, California, Revenue Bonds,              12/11 at 102.00         N/R          2,145,320
                 Series 2001A, 6.250%, 12/01/32

        2,525   Sacramento County Sanitation District Financing Authority,              No Opt. Call         AAA          2,937,004
                 California, Revenue Refunding Bonds, Series 2001,
                 5.500%, 12/01/20 - AMBAC Insured

       17,670   San Francisco City and County Public Utilities Commission,           11/11 at 100.00         AAA         18,574,704
                 California, Water Revenue Bonds, Series 2001A,
                 5.000%, 11/01/24 - FSA Insured


                                       37


                        Nuveen California Select Quality Municipal Fund, Inc. (NVC) (continued)
                           Portfolio of INVESTMENTS February 28, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER (continued)

                San Francisco City and County Public Utilities Commission,
                California, Clean Water Revenue Refunding Bonds, Series 2003A:
$       2,120    5.250%, 10/01/19 - MBIA Insured                                      4/13 at 100.00         AAA     $    2,327,524
        2,960    5.250%, 10/01/20 - MBIA Insured                                      4/13 at 100.00         AAA          3,238,773

                Sweetwater Authority, California, Water Revenue Bonds, Series 2002:
        2,800    5.500%, 4/01/19 - FSA Insured                                        4/10 at 101.00         AAA          3,108,056
        9,055    5.000%, 4/01/22 - FSA Insured                                        4/10 at 101.00         AAA          9,576,840
------------------------------------------------------------------------------------------------------------------------------------
$     524,015   Total Long-Term Investments (cost $520,403,656) - 153.4%                                                558,516,635
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - (0.7)%                                                                   (2,511,220)
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (52.7)%                                                       (192,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  364,005,415
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                                 See accompanying notes to financial statements.

                        Nuveen California Quality Income Municipal Fund, Inc. (NUC)
                        Portfolio of
                           INVESTMENTS February 28, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CONSUMER STAPLES - 7.4% (4.8% OF TOTAL INVESTMENTS)

$       4,620   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa3     $    4,418,799
                 Settlement Asset-Backed Bonds, Stanislaus County Tobacco
                 Funding Corporation, Series 2002A, 5.500%, 6/01/33

        7,325   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa3          7,067,673
                 Settlement Asset-Backed Bonds, Sonoma County Tobacco
                 Funding Corporation, Series 2002B, 5.500%, 6/01/30

        5,000   California County Tobacco Securitization Agency, Tobacco              6/12 at 100.00        Baa3          4,947,900
                 Settlement Asset-Backed Bonds, Alameda County Tobacco
                 Asset Securitization Corporation, Series 2002,
                 5.750%, 6/01/29

        9,205   California Statewide Financing Authority, Tobacco Settlement          5/12 at 100.00        Baa3          9,090,398
                 Asset-Backed Bonds, Pooled Tobacco Securitization Program,
                 Series 2002A, 5.625%, 5/01/29


------------------------------------------------------------------------------------------------------------------------------------
                EDUCATION AND CIVIC ORGANIZATIONS - 16.2% (10.7% OF TOTAL INVESTMENTS)

        8,975   California Educational Facilities Authority, Revenue Bonds,          11/10 at 100.00         Aaa         10,000,843
                 University of the Pacific, Series 2000, 5.750%, 11/01/30 -
                 MBIA Insured

        4,000   California State Public Works Board, Lease Revenue Refunding          3/06 at 102.00         AAA          4,194,480
                 Bonds, Community Colleges Projects, Series 1996B,
                 5.625%, 3/01/19 - AMBAC Insured

        6,400   California State University, Systemwide Revenue Bonds,               11/12 at 100.00         AAA          6,854,848
                 Series 2002A, 5.000%, 11/01/20 - AMBAC Insured

        1,000   California Statewide Community Development Authority,                 4/06 at 101.00         AAA          1,044,500
                 Auxiliary Organization Revenue Certificates of Participation,
                 University Corporation - California State University -
                 Northridge, Series 1996, 6.000%, 4/01/26 - AMBAC Insured

        1,615   University of California, Certificates of Participation,              1/10 at 101.00         Aa2          1,707,168
                 San Diego and Sacramento Campus Projects, Series 2002A,
                 5.250%, 1/01/21

        7,500   University of California, Revenue Bonds, Multiple Purpose             9/08 at 101.00          AA          7,772,925
                 Projects, Series 2000K, 5.300%, 9/01/30

                University of California, Revenue Bonds, Research Facilities,
                Series 2001E:
        2,305    5.000%, 9/01/23 - AMBAC Insured                                      9/09 at 101.00         AAA          2,429,816
        5,150    5.000%, 9/01/24 - AMBAC Insured                                      9/09 at 101.00         AAA          5,411,002

                University of California, Revenue Bonds, Multi-Purpose Projects,
                Series 2002O:
        5,265    5.000%, 9/01/18 - FGIC Insured                                       9/10 at 101.00         AAA          5,685,621
       10,255    5.000%, 9/01/19 - FGIC Insured                                       9/10 at 101.00         AAA         11,014,075


------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE - 12.2% (8.0% OF TOTAL INVESTMENTS)

        1,750   ABAG Finance Authority for Non-Profit Corporations,                   4/12 at 100.00           A          1,883,210
                 California, Insured Revenue Bonds, Sansum-Santa Barbara
                 Medical Foundation Clinic, Series 2002A, 5.500%, 4/01/21

                California Health Facilities Financing Authority, Revenue Bonds,
                Cedars-Sinai Medical Center, Series 1999A:
       10,400    6.125%, 12/01/30                                                    12/09 at 101.00          A3         11,272,040
        7,700    6.250%, 12/01/34                                                    12/09 at 101.00          A3          8,403,934

        4,000   California Health Facilities Financing Authority, Insured             5/05 at 100.00           A          4,017,880
                 Health Facility Revenue Refunding Bonds, Valley Memorial
                 Hospital, Series 1993A, 6.000%, 5/01/17

        1,225   California State Public Works Board, Revenue Bonds,                  11/14 at 100.00         AAA          1,288,749
                 University of California - Davis Medical Center,
                 Series 2004II-A, 5.000%, 11/01/23 - MBIA Insured

                California Statewide Community Development Authority,
                Certificates of Participation, Cedars-Sinai Medical Center,
                Series 1992:
        1,160    6.500%, 8/01/12                                                        No Opt. Call          A3          1,285,257
        4,140    6.500%, 8/01/15                                                      8/05 at 100.00          A3          4,151,758


                                       39


                        Nuveen California Quality Income Municipal Fund, Inc. (NUC) (continued)
                           Portfolio of INVESTMENTS February 28, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                HEALTHCARE (continued)

$       1,090   California Statewide Community Development Authority,                 7/15 at 100.00        BBB+     $    1,119,517
                 Revenue Bonds, Daughters of Charity Health System,
                 Series 2005A, 5.250%, 7/01/35 (WI, settling 3/18/05)

        5,355   California Statewide Community Development Authority,                   No Opt. Call           A          5,630,568
                 Revenue Bonds, Kaiser Permanente System, Series 2002E,
                 4.700%, 11/01/36 (Mandatory put 5/31/09)

        3,110   Loma Linda, California, Hospital Revenue Bonds,                       6/05 at 101.00         BB+          3,139,732
                 Loma Linda University Medical Center, Series 1993A,
                 6.500%, 12/01/18


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/MULTIFAMILY - 2.7% (1.8% OF TOTAL INVESTMENTS)

        4,541   California Housing Finance Agency, Multi-Unit Rental                  8/05 at 100.00         Aa3          4,631,638
                 Housing Revenue Bonds, Series 1992B-II, 6.700%, 8/01/15

        1,000   California Statewide Community Development Authority,                 7/08 at 101.00         BBB          1,052,360
                 Revenue Refunding Bonds, Irvine Apartment Communities
                 Development, Series 1998A, 5.100%, 5/15/25
                 (Mandatory put 5/17/10)

        1,755   Stanton, California, Multifamily Housing Revenue Bonds,               8/07 at 102.00         AAA          1,852,947
                 Continental Gardens Apartments, Series 1997,
                 5.625%, 8/01/29 (Alternative Minimum Tax) (Mandatory
                 put 8/01/09)

                Yolo County Housing Authority, California, Revenue Refunding
                Bonds, Russell Park Apartments, Series 1992A:
          720    6.900%, 11/01/08                                                     5/05 at 100.00         Aa2            723,643
        1,030    7.000%, 11/01/14                                                     5/05 at 100.00         Aa2          1,033,904


------------------------------------------------------------------------------------------------------------------------------------
                HOUSING/SINGLE FAMILY - 0.1% (0.0% OF TOTAL INVESTMENTS)

          180   Riverside County, California, GNMA Mortgage-Backed                      No Opt. Call         AAA            181,622
                 Securities Program Single Family Mortgage Revenue Bonds,
                 Series 1989B, 7.600%, 11/01/19 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL - 26.2% (17.3% OF TOTAL INVESTMENTS)

        1,900   Azusa Unified School District, Los Angeles County, California,        7/12 at 100.00         AAA          2,097,733
                 General Obligation Bonds, Series 2002, 5.375%, 7/01/20 -
                 FSA Insured

       13,665   California, General Obligation Veterans Welfare Bonds,                6/05 at 101.00         AA-         13,746,717
                 Series 1997BH, 5.600%, 12/01/32 (Alternative Minimum Tax)

        1,500   California, Various Purpose General Obligation Bonds,                 6/10 at 100.00           A          1,642,635
                 Series 2000, 5.500%, 6/01/25

        6,085   California, General Obligation Veterans Welfare Bonds,               12/06 at 102.00         AA-          6,279,903
                 Series 1997BJ, 5.700%, 12/01/32 (Alternative Minimum Tax)

        2,000   California, General Obligation Refunding Bonds, Series 2002,          4/12 at 100.00           A          2,099,040
                 5.250%, 4/01/32

        7,500   California, Various Purpose General Obligation Bonds,                 6/11 at 100.00           A          7,858,950
                 Series 2001, 5.125%, 6/01/22

                California, General Obligation Bonds, Series 2003:
        3,750    5.250%, 11/01/19 - RAAI Insured                                     11/13 at 100.00          AA          4,104,900
          500    5.250%, 2/01/33                                                      2/13 at 100.00           A            526,960

        6,300   California, General Obligation Bonds, Series 2004,                    4/14 at 100.00           A          6,691,986
                 5.200%, 4/01/26

        5,440   Coast Community College District, Orange County, California,          8/13 at 100.00         AAA          5,766,944
                 General Obligation Refunding Bonds, Series 2003A,
                 5.000%, 8/01/22 - MBIA Insured

        1,615   Compton Unified School District, Los Angeles County,                  9/13 at 100.00         AAA          1,794,217
                 California, General Obligation Bonds, Series 2003A,
                 5.375%, 9/01/19 - MBIA Insured

        1,370   Fremont-Newark Community College District, Alameda                    8/11 at 101.00         AAA          1,513,754
                 County, California, General Obligation Bonds, Series 2002A,
                 5.375%, 8/01/20 - MBIA Insured

        5,255   Livermore Valley Joint Unified School District, Alameda               8/11 at 100.00         AAA          5,497,466
                 County, California, General Obligation Bonds, Election of
                 1999, Series 2001, 5.125%, 8/01/26 - FSA Insured

        2,000   Los Angeles Unified School District, California, General              7/10 at 100.00         AAA          2,149,880
                 Obligation Bonds, Series 2000D, 5.375%, 7/01/25 -
                 FGIC Insured

        1,170   Los Angeles Unified School District, California, General              7/13 at 100.00         AAA          1,262,301
                 Obligation Bonds, Series 2003F, 5.000%, 7/01/17 -
                 FSA Insured

        2,375   Moreno Valley Unified School District, Riverside County,              8/14 at 100.00         AAA          2,577,968
                 California, General Obligation Bonds, Series 2004A,
                 5.250%, 8/01/24 - FSA Insured


                                       40

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/GENERAL (continued)

$       6,760   San Diego Unified School District, San Diego County,                  7/13 at 101.00         AAA     $    7,568,496
                 California, General Obligation Bonds, Series 2003E,
                 5.250%, 7/01/21 - FSA Insured

        5,055   San Joaquin Delta Community College District, California,             8/15 at 100.00         AAA          5,299,763
                 General Obligation Bonds, Series 2005A, 5.000%, 8/01/29 -
                 FSA Insured

        6,865   San Ramon Valley Unified School District, Contra Costa                8/13 at 100.00         AAA          7,266,053
                 County, California, General Obligation Bonds, Series 2003,
                 5.000%, 8/01/23 - FSA Insured

        1,390   South Pasadena Unified School District, Los Angeles County,           8/13 at 100.00         AAA          1,473,539
                 California, General Obligation Bonds, Series 2003A,
                 5.000%, 8/01/22 - FGIC Insured

        3,925   West Contra Costa Unified School District, Contra Costa               8/11 at 101.00         AAA          4,138,756
                 County, California, General Obligation Bonds, Series 2003B,
                 5.000%, 8/01/23 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED - 38.1% (25.1% OF TOTAL INVESTMENTS)

        1,200   Burbank Public Financing Authority, California, Revenue              12/12 at 100.00         AAA          1,273,176
                 Bonds, West Olive Redevelopment Project, Series 2002,
                 5.125%, 12/01/22 - AMBAC Insured

        7,160   California, Economic Recovery Revenue Bonds,                          7/14 at 100.00         AA-          7,821,154
                 Series 2004A, 5.000%, 7/01/15

        3,070   California State Public Works Board, Lease Revenue Bonds,            12/12 at 100.00         AAA          3,348,203
                 Department of General Services, Capital East End Project,
                 Series 2002A, 5.250%, 12/01/16 - AMBAC Insured

        5,115   California State Public Works Board, Lease Revenue Bonds,             6/14 at 100.00          A-          5,684,606
                 Department of Mental Health, Coalinga State Hospital,
                 Series 2004A, 5.500%, 6/01/20

        2,000   California State Public Works Board, Lease Revenue Bonds,               No Opt. Call         AAA          2,237,300
                 Department of Corrections, Susanville State Prison,
                 Series 1993D, 5.250%, 6/01/15 - FSA Insured

        2,030   California State Public Works Board, Lease Revenue Bonds,             3/12 at 100.00         AAA          2,176,708
                 Department of General Services, Series 2002C,
                 5.250%, 3/01/21 - AMBAC Insured

        1,750   California State Public Works Board, Lease Revenue Bonds,               No Opt. Call         AAA          1,956,483
                 Department of Corrections, Series 1993E, 5.500%, 6/01/15 -
                 MBIA Insured

                Commerce Community Development Commission, California, Tax
                Allocation Refunding Bonds, Merged Area Development Projects 2
                and 3, Series 1998A:
        1,000    5.650%, 8/01/18                                                      8/08 at 102.00         N/R          1,034,970
        2,765    5.700%, 8/01/28                                                      8/08 at 102.00         N/R          2,804,069

        3,065   Corona-Norco Unified School District, Riverside County,               9/13 at 100.00         AAA          3,330,460
                 California, Special Tax Bonds, Community Facilities
                 District 98-1, Series 2003, 5.500%, 9/01/33 - MBIA Insured

        3,000   Daly City Housing Development Finance Agency, California,            12/13 at 102.00          A-          3,120,540
                 Mobile Home Park Revenue Bonds, Franciscan Mobile
                 Home Park Project, Series 2002A, 5.850%, 12/15/32

        2,725   Fresno, California, Certificates of Participation, Street             6/05 at 100.00          A+          2,752,114
                 Improvement Project, Series 1991, 6.625%, 12/01/11

                Golden State Tobacco Securitization Corporation, California,
                Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2003B:
        5,000    5.625%, 6/01/33                                                      6/13 at 100.00          A-          5,432,550
        2,500    5.625%, 6/01/38                                                      6/13 at 100.00          A-          2,716,275

        1,000   Independent Cities Lease Finance Authority, California,              11/14 at 100.00         N/R          1,015,740
                 Revenue Bonds, Morgan Hill, Hacienda Valley Mobile
                 Home Park, Series 2004A, 5.950%, 11/15/39

        1,910   Industry Urban Development Agency, California, Tax                    5/07 at 101.50         AAA          2,039,307
                 Allocation Refunding Bonds, Civic, Recreational and
                 Industrial Redevelopment Project 1, Series 2002,
                 5.500%, 5/01/19 - MBIA Insured

        2,285   Irvine, California, Mobile Home Park Revenue Bonds,                   3/08 at 102.00         N/R          2,385,380
                 Meadows Mobile Home Park, Series 1998A, 5.700%, 3/01/18

        1,350   Los Angeles Community Redevelopment Agency, California,               3/13 at 100.00        BBB-          1,371,006
                 Subordinate Lien Tax Allocation Bonds, Bunker Hill
                 Redevelopment Project, Series 2004L, 5.100%, 3/01/19

        8,000   Los Angeles County Metropolitan Transportation Authority,             7/10 at 101.00         AAA          8,599,760
                 California, Proposition C Second Senior Lien Sales Tax
                 Revenue Bonds, Series 2000A, 5.250%, 7/01/25 -
                 FGIC Insured

        4,850   Los Angeles County Metropolitan Transportation Authority,             7/13 at 100.00         AAA          5,258,904
                 California, Proposition A First Tier Senior Sales Tax Revenue
                 Bonds, Series 2003A, 5.000%, 7/01/16 - FSA Insured


                                       41


                        Nuveen California Quality Income Municipal Fund, Inc. (NUC) (continued)
                           Portfolio of INVESTMENTS February 28, 2005 (Unaudited)
   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TAX OBLIGATION/LIMITED (continued)

$       3,005   Monterey County, California, Certificates of Participation,           8/11 at 100.00         Aaa     $    3,155,460
                 Master Plan Financing, Series 2001, 5.000%, 8/01/20 -
                 MBIA Insured

       14,160   Oakland State Building Authority, California, Lease Revenue           4/08 at 101.00         AAA         14,805,130
                 Bonds, Elihu M. Harris State Office Building, Series 1998A,
                 5.000%, 4/01/23 - AMBAC Insured

        2,470   Oceanside, California, Mobile Home Park Revenue Bonds,                3/08 at 102.00         N/R          2,485,413
                 Laguna Vista Mobile Estates Acquisition Project,
                 Series 1998, 5.800%, 3/01/28

       15,300   Ontario Redevelopment Financing Authority, San Bernardino               No Opt. Call         AAA         21,440,043
                 County, California, Revenue Refunding Bonds,
                 Redevelopment Project 1, Series 1995,
                 7.400%, 8/01/25 - MBIA Insured

        5,200   Orange County, California, Recovery Certificates of                   7/06 at 102.00         AAA          5,521,880
                 Participation, Series 1996A, 6.000%, 7/01/26 - MBIA Insured

                Redding Redevelopment Agency, California, Tax Allocation
                Bonds, Canby-Hilltop-Cypress Area Project, Series 2003A:
        1,500    5.000%, 9/01/17 - MBIA Insured                                       9/13 at 100.00         AAA          1,619,625
        1,500    5.000%, 9/01/20 - MBIA Insured                                       9/13 at 100.00         AAA          1,604,370

        4,320   Richmond Joint Powers Financing Authority, California,                9/13 at 100.00         AAA          4,649,702
                 Tax Allocation Bonds, Series 2003A, 5.250%, 9/01/22 -
                 MBIA Insured

        3,040   Riverside County, California, Mobile Home Park Revenue                3/09 at 102.00         N/R          2,961,781
                 Bonds, Bravo Mobile Home Park Project, Series 1999A,
                 5.900%, 3/20/29

        2,500   San Jose Financing Authority, California, Lease Revenue               9/11 at 100.00         AAA          2,652,300
                 Refunding Bonds, Convention Center Project,
                 Series 2001F, 5.000%, 9/01/20 - MBIA Insured

        2,000   San Jose Unified School District, Santa Clara County,                 6/07 at 101.00         AAA          2,142,180
                 California, Certificates of Participation, Series 1999,
                 5.750%, 6/01/24 - MBIA Insured

        2,770   Santa Ana Community Redevelopment Agency, Orange                      9/13 at 100.00         AAA          2,952,654
                 County, California, Tax Allocation Refunding Bonds, South
                 Main Street Redevelopment, Series 2003B,
                 5.000%, 9/01/19 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TRANSPORTATION - 12.9% (8.5% OF TOTAL INVESTMENTS)

       11,000   Foothill/Eastern Transportation Corridor Agency, California,          1/14 at 101.00        BBB-          8,999,320
                 Toll Road Revenue Refunding Bonds, Series 1999,
                 0.000%, 1/15/29

        2,000   Orange County Transportation Authority, California,                   8/13 at 100.00         AAA          2,138,820
                 Toll Road Revenue Bonds, 91 Express Lanes Project,
                 Series 2003A, 5.000%, 8/15/20 - AMBAC Insured

        2,685   Sacramento County, California, Airport System Revenue                 7/12 at 100.00         AAA          2,919,696
                 Bonds, Series 2002A, 5.250%, 7/01/21 - FSA Insured

       20,000   San Francisco Airports Commission, California, Revenue                5/10 at 101.00         AAA        21,645,600
                 Bonds, San Francisco International Airport, Second
                 Series 2000, Issue 25, 5.750%, 5/01/30 (Alternative
                 Minimum Tax) - FSA Insured

                San Francisco Airports Commission, California, Revenue Refunding
                Bonds, San Francisco International Airport, Second Series 2002,
                Issue 28A:
        1,480    5.250%, 5/01/17 (Alternative Minimum Tax) - MBIA Insured             5/12 at 100.00         AAA          1,577,680
        3,865    5.250%, 5/01/19 (Alternative Minimum Tax) - MBIA Insured             5/12 at 100.00         AAA          4,102,852

        3,000   San Francisco Airports Commission, California, Revenue                5/12 at 100.00         AAA          3,248,460
                 Refunding Bonds, San Francisco International Airport,
                 Second Series 2002, Issue 28B, 5.250%, 5/01/22 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                U.S. GUARANTEED *** - 14.5% (9.5% OF TOTAL INVESTMENTS)

        8,000   California Pollution Control Financing Authority, Solid Waste         7/05 at 100.00         Aaa          9,302,880
                 Disposal Revenue Bonds, North County Recycling Center,
                 Series 1991A, 6.750%, 7/01/17

       12,805   Contra Costa County, California, GNMA Mortgage-Backed                   No Opt. Call         AAA         18,520,256
                 Securities Program Home Mortgage Revenue Bonds,
                 Series 1988, 8.250%, 6/01/21 (Alternative Minimum Tax)

        5,000   Puerto Rico Infrastructure Financing Authority, Special              10/10 at 101.00         AAA          5,511,400
                 Obligation Bonds, Series 2000A, 5.500%, 10/01/32

       13,525   San Bernardino County, California, GNMA Mortgage-Backed                 No Opt. Call         AAA         16,822,936
                 Securities Program Single Family Home Mortgage
                 Revenue Bonds, Series 1989A, 7.750%, 11/01/14
                 (Alternative Minimum Tax)


                                       42

   PRINCIPAL                                                                           OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                UTILITIES - 14.7% (9.7% OF TOTAL INVESTMENTS)

$      10,000   California Pollution Control Financing Authority, Revenue             6/05 at 100.00          A3     $   10,131,000
                 Bonds, Southern California Edison Company, Series 1991,
                 6.900%, 12/01/17 (Alternative Minimum Tax)

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        2,500    5.375%, 5/01/17 - XLCA Insured                                       5/12 at 101.00         AAA          2,776,675
        9,000    5.125%, 5/01/18                                                      5/12 at 101.00          A2          9,667,080

        1,200   Los Angeles Department of Water and Power, California,                7/13 at 100.00         AAA          1,277,772
                 Power System Revenue Bonds, Series 2003A-2,
                 5.000%, 7/01/21 - MBIA Insured

        1,500   Merced Irrigation District, California, Revenue Refunding             9/05 at 102.00        Baa3          1,542,360
                 Bonds, Electric System Project, Series 2001, 6.500%, 9/01/22

        5,000   Merced Irrigation District, California, Revenue Certificates          9/13 at 102.00        Baa3          5,215,650
                 of Participation, Electric System Project, Series 2003,
                 5.700%, 9/01/36

        1,705   Redlands, California, Certificates of Participation Refunding,        3/05 at 100.00         AAA          1,711,956
                 Capital Improvement Projects, Series 1992,
                 6.800%, 3/01/07 - AMBAC Insured

        2,410   Sacramento Municipal Utility District, California, Electric           8/12 at 100.00         AAA          2,633,576
                 Revenue Refunding Bonds, Series 2002Q, 5.250%, 8/15/21 -
                 FSA Insured

                Sacramento Municipal Utility District, California, Electric
                Revenue Bonds, Series 2004T:
        2,500    5.250%, 5/15/22 - FGIC Insured                                       5/14 at 100.00         AAA          2,727,625
        2,500    5.250%, 5/15/23 - FGIC Insured                                         No Opt. Call         AAA          2,717,600

        5,500   Southern California Public Power Authority, Revenue Bonds,              No Opt. Call           A          6,465,635
                 Multiple Projects, Series 1989, 6.750%, 7/01/11

        4,000   Southern California Public Power Authority, Revenue Bonds,            7/13 at 100.00         AAA          4,250,520
                 Magnolia Power Project, Series 2003-1A, 5.000%, 7/01/20 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WATER AND SEWER - 6.2% (4.1% OF TOTAL INVESTMENTS)

        7,040   California Statewide Community Development Authority,                10/13 at 101.00         AAA          7,620,166
                 Water and Wastewater Revenue Bonds, Pooled Financing
                 Program, Series 2004A, 5.250%, 10/01/24 - FSA Insured

                Goleta Water District, California, Certificates of Participation
                Revenue Bonds, Series 2003:
        1,000    5.250%, 12/01/20 - MBIA Insured                                     12/13 at 100.00         AAA          1,094,940
        1,440    5.250%, 12/01/21 - MBIA Insured                                     12/13 at 100.00         AAA          1,571,803
        1,205    5.250%, 12/01/22 - MBIA Insured                                     12/13 at 100.00         AAA          1,311,859

          500   Norco, California, Certificates of Participation Refunding,          10/08 at 102.00         AAA            520,390
                 Water and Sewerage System Improvement Project,
                 Series 1998, 5.125%, 10/01/28 - AMBAC Insured

        5,375   San Francisco City and County Public Utilities Commission,           11/12 at 100.00         AAA          5,778,015
                 California, Water Revenue Bonds, Series 2002A,
                 5.000%, 11/01/19 - MBIA Insured

                Turlock Public Finance Authority, California, Sewerage
                Revenue Bonds, Series 2003A:
        1,565    5.000%, 9/15/19 - FGIC Insured                                       9/13 at 100.00         AAA          1,681,420
        1,650    5.000%, 9/15/20 - FGIC Insured                                       9/13 at 100.00         AAA          1,764,972
------------------------------------------------------------------------------------------------------------------------------------
$     484,681   Total Long-Term Investments (cost $487,170,324) - 151.2%                                                524,266,925
=============-----------------------------------------------------------------------------------------------------------------------


                                       43

                        Nuveen California Quality Income Municipal Fund, Inc. (NUC) (continued)
                          Portfolio of INVESTMENTS February 28, 2005 (Unaudited)
PRINCIPAL                                                                                                                    MARKET
AMOUNT (000)    DESCRIPTION(1)                                                                         RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 0.7% (0.5% OF TOTAL INVESTMENTS)

$       2,500   Pittsburg Redevelopment Agency, California, Tax Allocation Bonds,                           A-1+       $  2,500,000
                 Los Medanos Community Development Project, Variable Rate Demand
                 Obligations, Series 2004A, 1.760%, 9/01/35 - AMBAC Insured +
------------------------------------------------------------------------------------------------------------------------------------
$       2,500   Total Short-Term Investments (cost $2,500,000)                                                            2,500,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $489,670,324) - 151.9%                                                          526,766,925
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.5%                                                                      4,974,915
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (53.4)%                                                       (185,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  346,741,840
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.

                    ** Ratings: Using the higher of Standard & Poor's or Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest.

                    N/R  Investment is not rated.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                        Statement of
                            ASSETS AND LIABILITIES February 28, 2005 (Unaudited)
                                                   CALIFORNIA                         CALIFORNIA        CALIFORNIA       CALIFORNIA
                                 CALIFORNIA       PERFORMANCE         CALIFORNIA      INVESTMENT            SELECT          QUALITY
                                      VALUE              PLUS        OPPORTUNITY         QUALITY           QUALITY           INCOME
                                      (NCA)             (NCP)              (NCO)           (NQC)             (NVC)             (NUC)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value
   (cost $237,024,564, $285,669,536,
   $181,064,226, $299,833,705,
   $520,403,656 and $489,670,324,
   respectively)               $257,243,325      $304,854,834       $198,304,682    $321,702,953      $558,516,635     $526,766,925
Cash                                     --                --          1,485,125              --         1,132,664               --
Receivables:
   Interest                       3,396,525         3,940,604          2,379,060       4,785,943         7,115,444        7,595,853
   Investments sold                 232,600                --                 --       3,030,000                --          790,000
Other assets                         14,730            31,482             11,293          26,891            48,669           37,796
------------------------------------------------------------------------------------------------------------------------------------
      Total assets              260,887,180       308,826,920        202,180,160      329,545,787       566,813,412      535,190,574
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                    1,626,434           134,039                 --       3,263,010                --        1,950,207
Payable for investments purchased   544,803           647,596          4,240,863         678,434        10,356,388        1,120,444
Accrued expenses:
   Management fees                  113,875           150,373             97,383         158,857           268,378          256,925
   Other                             67,945            53,059             24,434          60,933           143,005           86,207
Preferred share dividends payable       N/A            11,675              8,133          34,763            40,226           34,951
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities           2,353,057           996,742          4,370,813       4,195,997        10,807,997        3,448,734
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at
   liquidation value                    N/A       106,000,000         68,000,000     112,000,000       192,000,000      185,000,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to
   Common shares               $258,534,123      $201,830,178       $129,809,347    $213,349,790      $364,005,415     $346,741,840
====================================================================================================================================
Common shares outstanding        25,241,808        12,965,742          8,154,681      13,580,232        23,096,654       21,999,728
====================================================================================================================================
Net asset value per Common share
   outstanding (net assets
   applicable to Common
   shares, divided by
   Common shares outstanding) $       10.24      $      15.57       $      15.92    $      15.71      $      15.76     $      15.76
====================================================================================================================================

NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value
   per share                   $    252,418      $    129,657       $     81,547    $    135,802      $    230,967     $    219,997
Paid-in surplus                 237,577,056       181,322,481        113,657,753     189,659,206       322,047,028      306,481,101
Undistributed net
    investment income                25,071         1,107,933          1,334,435       1,466,493         3,454,392        2,536,861
Accumulated net realized
    gain (loss)
   from investments                 460,817            84,809         (2,504,844)        219,041           160,049          407,280
Net unrealized appreciation of
   investments                   20,218,761        19,185,298         17,240,456      21,869,248        38,112,979       37,096,601
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable
   to Common shares            $258,534,123      $201,830,178       $129,809,347    $213,349,790      $364,005,415     $346,741,840
====================================================================================================================================
Authorized shares:
   Common                       250,000,000       200,000,000        200,000,000     200,000,000       200,000,000      200,000,000
   Preferred                            N/A         1,000,000          1,000,000       1,000,000         1,000,000        1,000,000
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                        Statement of
                           OPERATIONS Six Months Ended February 28, 2005 (Unaudited)
                                                   CALIFORNIA                         CALIFORNIA        CALIFORNIA       CALIFORNIA
                                 CALIFORNIA       PERFORMANCE         CALIFORNIA      INVESTMENT            SELECT          QUALITY
                                      VALUE              PLUS        OPPORTUNITY         QUALITY           QUALITY           INCOME
                                      (NCA)             (NCP)              (NCO)           (NQC)             (NVC)             (NUC)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                $6,711,410        $7,555,636        $4,968,120       $7,973,720       $13,919,439      $13,595,614
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                     716,456           968,311            623,939       1,022,033         1,723,875        1,645,822
Preferred shares - auction fees         N/A           131,411             84,301         138,849           238,028          229,349
Preferred shares - dividend
   disbursing agent fees                N/A            14,876              9,917           9,917            14,876           14,876
Shareholders' servicing agent fees
   and expenses                      22,556            13,765              8,097          12,236            17,234           15,293
Custodian's fees and expenses        32,800            29,540             16,287          31,301            59,683           52,989
Directors' fees and expenses          2,506             3,268              2,335           2,815             4,370            4,667
Professional fees                     8,439            22,820             16,089          10,749            11,075           14,882
Shareholders' reports - printing
   and mailing expenses              12,463            12,387              8,270          11,967            20,709           18,902
Stock exchange listing fees           5,904             5,409              5,409           5,409             5,409            5,427
Investor relations expense           19,538            20,963             11,566          22,104            34,704           35,140
Other expenses                        5,917            14,936             12,846          16,432            20,166           20,348
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian
   fee credit                       826,579         1,237,686            799,056       1,283,812         2,150,129        2,057,695
   Custodian fee credit              (6,902)           (5,611)            (5,272)         (8,640)          (15,886)          (5,398)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                        819,677         1,232,075            793,784       1,275,172         2,134,243        2,052,297
------------------------------------------------------------------------------------------------------------------------------------
Net investment income             5,891,733         6,323,561          4,174,336       6,698,548        11,785,196       11,543,317
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
Net realized gain from investments  463,107           363,714             24,367         219,737           580,939          457,572
Change in net unrealized
   appreciation (depreciation)
   of investments                 2,623,022         2,808,062          2,111,094       2,566,522         5,730,928        7,768,113
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain  3,086,129         3,171,776          2,135,461       2,786,259         6,311,867        8,225,685
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED
SHAREHOLDERS
From net investment income              N/A          (591,351)          (378,451)       (644,262)       (1,149,233)      (1,083,632)
From accumulated net realized
   gains from investments               N/A          (129,312)                --         (86,722)         (130,670)        (116,424)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to Preferred
   shareholders                         N/A          (720,663)          (378,451)       (730,984)       (1,279,903)      (1,200,056)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations               $8,977,862        $8,774,674         $5,931,346      $8,753,823       $16,817,160      $18,568,946
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited)
                                    CALIFORNIA VALUE (NCA)       CALIFORNIA PERFORMANCE PLUS (NCP)    CALIFORNIA OPPORTUNITY (NCO)
                              ---------------------------------  ---------------------------------  --------------------------------
                              SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED     YEAR ENDED
                                       2/28/05          8/31/04           2/28/05          8/31/04           2/28/05        8/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 5,891,733     $ 12,008,252       $ 6,323,561     $ 12,851,702       $ 4,174,336    $ 8,410,461
Net realized gain from investments     463,107        2,319,697           363,714        2,167,610            24,367        742,324
Change in net unrealized
   appreciation (depreciation)
   of investments                    2,623,022        6,308,476         2,808,062        8,089,622         2,111,094      6,419,737
Distributions to Preferred
   Shareholders:
   From net investment income              N/A              N/A          (591,351)        (780,694)         (378,451)      (503,354)
   From accumulated net realized
     gains from investments                N/A              N/A          (129,312)             (71)               --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations                   8,977,862       20,636,425         8,774,674       22,328,169         5,931,346     15,069,168
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (5,974,141)     (12,049,077)       (6,029,073)     (12,427,198)       (3,865,320)    (7,763,200)
From accumulated net
   realized gains
   from investments                 (2,019,942)      (1,785,958)       (2,222,318)          (2,579)               --             --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to Common
   shareholders                     (7,994,083)     (13,835,035)       (8,251,391)     (12,429,777)       (3,865,320)    (7,763,200)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions            --               --                --               --                --             --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net
   assets applicable
   to Common shares                    983,779        6,801,390           523,283        9,898,392         2,066,026      7,305,968
Net assets applicable to Common
   shares at the beginning
   of period                       257,550,344     250,748,954        201,306,895      191,408,503       127,743,321    120,437,353
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $258,534,123     $257,550,344      $201,830,178     $201,306,895      $129,809,347   $127,743,321
====================================================================================================================================
Undistributed net
   investment income
   at the end of period           $     25,071     $    107,479      $  1,107,933     $  1,404,796      $  1,334,435   $  1,403,870
====================================================================================================================================

N/A - Fund is not authorized to issue Preferred shares.

                                 See accompanying notes to financial statements.

                        Statement of
                            CHANGES IN NET ASSETS (Unaudited) (continued)
                                    CALIFORNIA INVESTMENT
                                        QUALITY (NQC)             CALIFORNIA SELECT QUALITY (NVC)    CALIFORNIA QUALITY INCOME (NUC)
                              ---------------------------------  --------------------------------   --------------------------------
                              SIX MONTHS ENDED       YEAR ENDED  SIX MONTHS ENDED      YEAR ENDED   SIX MONTHS ENDED     YEAR ENDED
                                       2/28/05          8/31/04           2/28/05         8/31/04            2/28/05        8/31/04
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income              $ 6,698,548     $ 13,589,096      $ 11,785,196    $ 24,132,385       $ 11,543,317   $ 23,205,072
Net realized gain from investments     219,737        2,364,123           580,939       3,395,405            457,572      2,114,115
Change in net unrealized
   appreciation (depreciation)
   of investments                    2,566,522        7,064,201         5,730,928      14,117,283          7,768,113     13,820,855
Distributions to Preferred
   Shareholders:
   From net investment income         (644,262)        (844,306)       (1,149,233)     (1,397,366)        (1,083,632)    (1,484,370)
   From accumulated net realized
     gains from investments            (86,722)        (108,863)         (130,670)       (138,177)          (116,424)       (66,203)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations                   8,753,823       22,064,251        16,817,160      40,109,530         18,568,946     37,589,469
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income          (6,477,771)     (13,143,809)      (11,432,662)    (22,364,963)       (10,955,864)   (22,324,260)
From accumulated net
   realized gains
   from investments                 (1,435,415)      (1,385,531)       (2,316,774)     (1,699,283)        (1,744,585)    (1,020,300)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets applicable
   to Common shares from
   distributions to Common
   shareholders                     (7,913,186)     (14,529,340)      (13,749,436)    (24,064,246)       (12,700,449)   (23,344,560)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from Common shares
   issued to shareholders due to
   reinvestment of distributions            --               --                --              --                 --        348,755
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable
   to Common shares                    840,637        7,534,911         3,067,724      16,045,284          5,868,497     14,593,664
Net assets applicable to
   Common shares at the
   beginning of period             212,509,153      204,974,242       360,937,691     344,892,407        340,873,343    326,279,679
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period    $213,349,790     $212,509,153      $364,005,415    $360,937,691       $346,741,840   $340,873,343
====================================================================================================================================
Undistributed net
   investment income
   at the end of period           $  1,466,493     $  1,889,978      $  3,454,392    $  4,251,091       $  2,536,861   $  3,033,040
====================================================================================================================================

                                 See accompanying notes to financial statements.

Notes to
   FINANCIAL STATEMENTS(Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The California funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen California Municipal Value Fund, Inc. (NCA), Nuveen California Performance Plus Municipal Fund, Inc. (NCP), Nuveen California Municipal Market Opportunity Fund, Inc.
(NCO), Nuveen California Investment Quality Municipal Fund, Inc. (NQC), Nuveen California Select Quality Municipal Fund, Inc. (NVC) and Nuveen California Quality Income Municipal Fund, Inc. (NUC). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from both regular federal and California state income taxes by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities within the state of California.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service or, in the absence of a pricing service for a particular security, the Board of Directors of the Funds, or its designee, may establish fair market value using a wide variety of market data including yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from securities dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant by the pricing service of the Board of Directors' designee. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method. Securities purchased on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At February 28, 2005, California Value (NCA), California Performance Plus (NCP), California Opportunity (NCO), California Investment Quality (NQC), California Select Quality (NVC), and California Quality Income (NUC), had outstanding when-issued purchase commitments of $544,803, $647,596, $3,186,774, $678,434, $8,522,273,
and $1,120,444, respectively.

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Professional Fees

Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of the Fund's shareholders.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal and California state income taxes, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gains and ordinary income distributions paid by the Funds are subject to federal taxation.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

Preferred Shares

California Value (NCA) is not authorized to issue Preferred shares. The Funds below have issued and outstanding Preferred shares, $25,000 stated value per share, as a means of effecting financial leverage. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series is determined every seven days, pursuant to a dutch auction process overseen by the auction agent, and is payable weekly at the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                       CALIFORNIA                 CALIFORNIA   CALIFORNIA   CALIFORNIA
                      PERFORMANCE    CALIFORNIA   INVESTMENT       SELECT      QUALITY
                             PLUS   OPPORTUNITY      QUALITY      QUALITY       INCOME
                            (NCP)         (NCO)        (NQC)        (NVC)        (NUC)
--------------------------------------------------------------------------------------
Number of shares:
   Series M                    --            --        3,600           --        1,400
   Series T                 1,800            --           --        2,400           --
   Series W                   640         2,200          880        1,680        3,000
   Series TH                   --            --           --        3,600           --
   Series F                 1,800           520           --           --        3,000
--------------------------------------------------------------------------------------
Total                       4,240         2,720        4,480        7,680        7,400
======================================================================================

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended February 28, 2005.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, their Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

Transactions in Common shares were as follows:

                                                  CALIFORNIA                 CALIFORNIA               CALIFORNIA
                                                  VALUE (NCA)          PERFORMANCE PLUS (NCP)      OPPORTUNITY (NCO)
                                          ------------------------   -------------------------   -----------------------
                                          SIX MONTHS                 SIX MONTHS                  SIX MONTHS
                                               ENDED    YEAR ENDED        ENDED     YEAR ENDED        ENDED   YEAR ENDED
                                             2/28/05       8/31/04      2/28/05        8/31/04      2/28/05      8/31/04
------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders due to
   reinvestment of distributions                  --            --           --             --           --           --
========================================================================================================================

                                                 CALIFORNIA                 CALIFORNIA                 CALIFORNIA
                                          INVESTMENT QUALITY (NQC)     SELECT QUALITY (NVC)       QUALITY INCOME (NUC)
                                          ------------------------   -------------------------   -----------------------
                                          SIX MONTHS                 SIX MONTHS                  SIX MONTHS
                                               ENDED    YEAR ENDED        ENDED     YEAR ENDED        ENDED   YEAR ENDED
                                             2/28/05       8/31/04      2/28/05        8/31/04      2/28/05      8/31/04
------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders due to
   reinvestment of distributions                  --            --           --             --           --       22,300
========================================================================================================================

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities during the six months ended February 28, 2005, were as follows:

                                          CALIFORNIA                 CALIFORNIA   CALIFORNIA   CALIFORNIA
                             CALIFORNIA  PERFORMANCE    CALIFORNIA   INVESTMENT       SELECT      QUALITY
                                  VALUE         PLUS   OPPORTUNITY      QUALITY      QUALITY       INCOME
                                  (NCA)        (NCP)         (NCO)        (NQC)        (NVC)        (NUC)
---------------------------------------------------------------------------------------------------------
Purchases                    $4,821,902   $6,879,891    $4,239,474   $4,088,391  $38,332,905  $14,180,409
Sales and maturities          5,750,463    8,605,693     1,245,000    5,973,375   17,073,272   16,646,385
=========================================================================================================

4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At February 28, 2005, the cost of investments was as follows:

                                            CALIFORNIA                    CALIFORNIA     CALIFORNIA     CALIFORNIA
                             CALIFORNIA    PERFORMANCE     CALIFORNIA     INVESTMENT         SELECT        QUALITY
                                  VALUE           PLUS    OPPORTUNITY        QUALITY        QUALITY         INCOME
                                  (NCA)          (NCP)          (NCO)          (NQC)          (NVC)          (NUC)
------------------------------------------------------------------------------------------------------------------
Cost of investments        $236,960,217   $285,576,103   $180,781,009   $299,420,448   $520,392,983   $489,452,031
==================================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2005, were as follows:

                                            CALIFORNIA                    CALIFORNIA     CALIFORNIA     CALIFORNIA
                             CALIFORNIA    PERFORMANCE     CALIFORNIA     INVESTMENT         SELECT        QUALITY
                                  VALUE           PLUS    OPPORTUNITY        QUALITY        QUALITY         INCOME
                                  (NCA)          (NCP)          (NCO)          (NQC)          (NVC)          (NUC)
------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation             $20,421,367    $19,933,041    $17,977,710    $22,329,120    $38,597,975    $37,803,792
   Depreciation                (138,259)      (654,310)      (454,037)       (46,615)      (474,323)      (488,898)
==================================================================================================================
Net unrealized appreciation
   of investments           $20,283,108    $19,278,731    $17,523,673    $22,282,505    $38,123,652    $37,314,894
------------------------------------------------------------------------------------------------------------------

The tax components of undistributed net investment income and net realized gains at August 31, 2004, the Funds' last fiscal year end, were as follows:

                                            CALIFORNIA                    CALIFORNIA     CALIFORNIA     CALIFORNIA
                             CALIFORNIA    PERFORMANCE     CALIFORNIA     INVESTMENT         SELECT        QUALITY
                                  VALUE           PLUS    OPPORTUNITY        QUALITY        QUALITY         INCOME
                                  (NCA)          (NCP)          (NCO)          (NQC)          (NVC)          (NUC)
------------------------------------------------------------------------------------------------------------------
Undistributed net
   tax-exempt income *        $ 878,849     $2,180,066     $1,664,601     $2,591,098     $5,665,359     $4,680,149
Undistributed net
   ordinary income **           143,281             --         26,601             --        292,603             --
Undistributed net
   long-term capital gains    2,017,652      2,239,279             --      1,521,440      2,255,657      1,810,718
==================================================================================================================

* Undistributed net tax exempt income (on a tax basis) has not been reduced for the dividend declared on August 2, 2004, paid on September 1, 2004.

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



The tax character of distributions paid during the fiscal year ended August 31, 2004, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                            CALIFORNIA                    CALIFORNIA     CALIFORNIA     CALIFORNIA
                             CALIFORNIA    PERFORMANCE     CALIFORNIA     INVESTMENT         SELECT        QUALITY
                                  VALUE           PLUS    OPPORTUNITY        QUALITY        QUALITY         INCOME
2004                              (NCA)          (NCP)          (NCO)          (NQC)          (NVC)          (NUC)
------------------------------------------------------------------------------------------------------------------
Distributions from net
   tax-exempt income        $12,078,206    $12,806,121     $8,178,868    $13,787,139    $23,664,226    $23,353,732
Distributions from
   net ordinary income **        46,597        398,934         61,570        232,284         57,960        538,127
Distributions from
   net long-term
   capital gains              1,785,958          2,650             --      1,465,179      1,837,461        999,516
==================================================================================================================

** Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

At August 31, 2004, the Funds' last fiscal year end, California Opportunity
(NCO) had unused capital loss carryforwards of $2,423,519 available for federal income tax purposes to be applied against future capital gains, if any. If not applied, $908,397 of the carryforwards will expire in the year 2011 and $1,515,122 will expire in 2012.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Effective January 1, 2005, Nuveen Advisory Corp. ("NAC"), the Funds' previous Adviser, and its affiliate, Nuveen Institutional Advisory Corp. ("NIAC"), were merged into Nuveen Asset Management ("NAM"), each wholly owned subsidiaries of Nuveen Investments, Inc. ("Nuveen"). As a result of the merger, NAM is now the Adviser to all funds previously advised by either NAC or NIAC.

As approved by the Board of Directors, effective August 1, 2004, a complex-wide management fee structure was adopted for all funds sponsored by the Adviser, or its predecessor and its affiliates. This fee structure separates each fund's management fee into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser. Under no circumstances will this pricing structure result in a fund paying management fees at a rate higher than would otherwise have been applicable had the complex-wide management fee structure not been implemented. As of March 31, 2005, the complex level fee rate was .1920%; that is, the funds' effective management fees were reduced by approximately .008%.

Effective August 1, 2004, California Value (NCA) pays an annual fund-level fee, payable monthly, of .15% of the average daily net assets of the Fund, as well as 4.125% of the gross interest income of the Fund.

Effective August 1, 2004, the annual fund-level fee, payable monthly, for each of the Funds (excluding California Value (NCA)) is based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING
NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)                 FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .4500%
For the next $125 million                                                 .4375
For the next $250 million                                                 .4250
For the next $500 million                                                 .4125
For the next $1 billion                                                   .4000
For the next $3 billion                                                   .3875
For net assets over $5 billion                                            .3750
================================================================================

Effective August 1, 2004, the annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as follows:

COMPLEX-LEVEL ASSETS (1)                                  COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen-sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

California Value (NCA) paid through July 31, 2004, an annual management fee, payable monthly, of .35% of the average daily net assets of the Fund, as well as 4.125% of the gross interest income of the Fund.

Each Fund (excluding California Value (NCA)) paid through July 31, 2004, an annual management fee, payable monthly, at the rates set forth below, which were based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING
NET ASSETS ATTRIBUTABLE TO PREFERRED SHARES)                 MANAGEMENT FEE RATE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser. The Board of Directors has adopted a deferred compensation plan for independent Directors that enables Directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

6. ANNOUNCEMENT REGARDING PARENT COMPANY OF ADVISER

In early April, 2005, The St. Paul Travelers Companies, Inc. ("St. Paul Travelers"), which owned 79% of Nuveen, (A) completed a public offering of a substantial portion of its equity stake in Nuveen, (B) sold Nuveen $200 million of its Nuveen shares, (C) entered into an agreement with Nuveen to sell an additional $400 million of its Nuveen shares on a "forward" basis with payment for and settlement of these shares delayed for several months, and (D) entered into agreements with two unaffiliated investment banking firms to sell an amount equal to most or all of its remaining Nuveen shares for current payment but for future settlement. The settlement of transactions (C) and (D) above would likely be deemed to be an "assignment" (as defined in the 1940 Act) of the investment management agreements between the Funds and NAM, which would result in the automatic termination of each agreement under the 1940 Act. The Board of Directors will consider approval of new ongoing investment management agreements for each Fund and the submission of those agreements for approval by each respective Fund's shareholders. Those agreements, if approved by a Fund's shareholders, would take effect upon such approval. There can be no assurance that these approvals will be obtained.

7. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on April 1, 2005, to shareholders of record on March 15, 2005, as follows:

                                          CALIFORNIA                 CALIFORNIA   CALIFORNIA   CALIFORNIA
                             CALIFORNIA  PERFORMANCE    CALIFORNIA   INVESTMENT       SELECT      QUALITY
                                  VALUE         PLUS   OPPORTUNITY      QUALITY      QUALITY       INCOME
                                  (NCA)        (NCP)         (NCO)        (NQC)        (NVC)        (NUC)
---------------------------------------------------------------------------------------------------------
Dividend per share               $.0385       $.0745        $.0760       $.0765       $.0775       $.0800
=========================================================================================================

      <
                        Financial
                            HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

                                                       Investment Operations                                Less Distributions
                                 ------------------------------------------------------------------  -------------------------------
                                                            Distributions   Distributions
                                                                 from Net            from                   Net
                     Beginning                                 Investment         Capital            Investment    Capital
                        Common                        Net       Income to        Gains to             Income to   Gains to
                         Share          Net     Realized/       Preferred       Preferred                Common     Common
                     Net Asset   Investment    Unrealized          Share-          Share-                Share-     Share-
                         Value       Income    Gain (Loss)        holders+        holders+    Total     holders    holders    Total
====================================================================================================================================
CALIFORNIA VALUE (NCA)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                 $10.20        $ .23         $ .13           $ N/A           $ N/A     $ .36       $(.24)     $(.08)  $ (.32)
2004                      9.93          .48           .34             N/A             N/A       .82        (.48)      (.07)    (.55)
2003                     10.27          .50          (.32)            N/A             N/A       .18        (.51)      (.01)    (.52)
2002                     10.31          .51          (.03)            N/A             N/A       .48        (.52)        --     (.52)
2001                      9.85          .51           .47             N/A             N/A       .98        (.52)        --     (.52)
2000                      9.73          .51           .12             N/A             N/A       .63        (.51)        --     (.51)

CALIFORNIA PERFORMANCE
PLUS (NCP)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                  15.53          .49           .25            (.05)           (.01)      .68        (.47)      (.17)    (.64)
2004                     14.76          .99           .80            (.06)             --      1.73        (.96)        --     (.96)
2003                     15.32         1.02          (.58)           (.08)             --       .36        (.92)        --     (.92)
2002                     15.32         1.05           .07            (.10)           (.03)      .99        (.89)      (.10)    (.99)
2001                     14.96         1.12           .44            (.25)           (.01)     1.30        (.90)      (.04)    (.94)
2000                     14.85         1.22           .11            (.26)             --      1.07        (.96)        --     (.96)

CALIFORNIA
OPPORTUNITY (NCO)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                  15.67          .51           .26            (.05)             --       .72        (.47)        --     (.47)
2004                     14.77         1.03           .88            (.06)             --      1.85        (.95)        --     (.95)
2003                     15.26         1.04          (.55)           (.07)             --       .42        (.91)        --     (.91)
2002                     15.32         1.06            --            (.10)           (.02)      .94        (.91)      (.09)   (1.00)
2001                     14.97         1.14           .48            (.23)           (.03)     1.36        (.92)      (.09)   (1.01)
2000                     15.06         1.25          (.07)           (.29)             --       .89        (.98)        --     (.98)
====================================================================================================================================
                                                              Total Returns
                                                           -------------------
                                                                       Based
                                                                          on
                               Ending                                 Common
                               Common                       Based      Share
                                Share       Ending             on        Net
                            Net Asset       Market         Market      Asset
                                Value        Value          Value**    Value**
==============================================================================
CALIFORNIA VALUE (NCA)
------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                        $10.24     $ 9.6200           7.31%      3.54%
2004                            10.20       9.2700           8.02       8.40
2003                             9.93       9.1000          (3.55)      1.73
2002                            10.27       9.9500           6.61       4.80
2001                            10.31       9.8300          11.41      10.20
2000                             9.85       9.3125           6.80       6.80

CALIFORNIA PERFORMANCE
PLUS (NCP)
------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                         15.57      14.8500           8.83       4.43
2004                            15.53      14.2600           9.65      12.00
2003                            14.76      13.9000          (1.30)      2.30
2002                            15.32      15.0000           1.11       6.84
2001                            15.32      15.8500           7.88       9.13
2000                            14.96      15.6250          (1.56)      7.68

CALIFORNIA
OPPORTUNITY (NCO)
------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                         15.92      14.9000           6.47       4.68
2004                            15.67      14.4500          10.63      12.86
2003                            14.77      13.9500          (2.45)      2.73
2002                            15.26      15.2200           (.26)      6.51
2001                            15.32      16.3000           8.65       9.51
2000                            14.97      16.0000           1.14       6.33
==============================================================================
                                                                  Ratios/Supplemental Data
                           ----------------------------------------------------------------------------------------------------
                                                    Before Credit                         After Credit***
                                            ------------------------------      ---------------------------------
                                                            Ratio of Net                           Ratio of Net
                                              Ratio of        Investment          Ratio of           Investment
                                Ending        Expenses         Income to          Expenses            Income to
                                   Net      to Average           Average        to Average              Average
                                Assets      Net Assets        Net Assets        Net Assets           Net Assets
                            Applicable      Applicable        Applicable        Applicable           Applicable      Portfolio
                             to Common       to Common         to Common         to Common            to Common       Turnover
                           Shares (000)         Shares++          Shares++          Shares++             Shares++         Rate
===============================================================================================================================
CALIFORNIA VALUE (NCA)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                       $258,534             .64%*            4.59%*             .64%*               4.59%*            2%
2004                           257,550             .65              4.70               .65                 4.70             28
2003                           250,749             .66              4.84               .66                 4.85             24
2002                           259,346             .68              5.06               .68                 5.07              4
2001                           260,145             .70              5.14               .69                 5.15              7
2000                           248,375             .70              5.42               .69                 5.43             36

CALIFORNIA PERFORMANCE
PLUS (NCP)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                        201,830            1.23*             6.29*             1.23*                6.30*             2
2004                           201,307            1.26              6.48              1.25                 6.49             16
2003                           191,409            1.26              6.65              1.25                 6.66             30
2002                           198,594            1.28              7.04              1.27                 7.05             11
2001                           197,642            1.26              7.57              1.25                 7.59             27
2000                           191,957            1.30              8.48              1.28                 8.49             38

CALIFORNIA
OPPORTUNITY (NCO)
-------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                        129,809            1.25*             6.51*             1.24*                6.52*             1
2004                           127,743            1.28              6.72              1.28                 6.73             13
2003                           120,437            1.27              6.74              1.26                 6.75             16
2002                           124,425            1.30              7.13              1.29                 7.14             11
2001                           124,296            1.30              7.68              1.28                 7.69             31
2000                           120,794            1.29              8.62              1.28                 8.64             24
===============================================================================================================================
                                 Preferred Shares at End of Period
                           -------------------------------------------
                             Aggregate     Liquidation
                                Amount      and Market           Asset
                           Outstanding           Value        Coverage
                                  (000)      Per Share       Per Share
=======================================================================
CALIFORNIA VALUE (NCA)
-----------------------------------------------------------------------
Year Ended 8/31:
2005(a)                       $    N/A         $   N/A         $   N/A
2004                               N/A             N/A             N/A
2003                               N/A             N/A             N/A
2002                               N/A             N/A             N/A
2001                               N/A             N/A             N/A
2000                               N/A             N/A             N/A

CALIFORNIA PERFORMANCE
PLUS (NCP)
-----------------------------------------------------------------------
Year Ended 8/31:
2005(a)                        106,000          25,000          72,601
2004                           106,000          25,000          72,478
2003                           106,000          25,000          70,144
2002                           106,000          25,000          71,838
2001                           106,000          25,000          71,614
2000                           106,000          25,000          70,273

CALIFORNIA
OPPORTUNITY (NCO)
-----------------------------------------------------------------------
Year Ended 8/31:
2005(a)                         68,000          25,000          72,724
2004                            68,000          25,000          71,964
2003                            68,000          25,000          69,278
2002                            68,000          25,000          70,745
2001                            68,000          25,000          70,697
2000                            68,000          25,000          69,410
=======================================================================

N/A  Fund is not authorized to issue Preferred shares.
*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.
(a)  For the six months ended February 28, 2005.

                                  54-55 SPREAD

                                 See accompanying notes to financial statements.

                        Financial HIGHLIGHTS (Unaudited) (continued)
Selected data for a Common share outstanding throughout each period:

                                                       Investment Operations                                Less Distributions
                                 ------------------------------------------------------------------  -------------------------------
                                                            Distributions   Distributions
                                                                 from Net            from                   Net
                     Beginning                                 Investment         Capital            Investment    Capital
                        Common                        Net       Income to        Gains to             Income to   Gains to
                         Share          Net     Realized/       Preferred       Preferred                Common     Common
                     Net Asset   Investment    Unrealized          Share-          Share-                Share-     Share-
                         Value       Income    Gain (Loss)        holders+        holders+    Total     holders    holders    Total
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INVESTMENT
QUALITY (NQC)
Year Ended 8/31:
2005(a)                 $15.65        $ .49         $ .22           $(.05)          $(.01)    $ .65      $ (.48)     $(.11)  $ (.59)
2004                     15.09         1.00           .70            (.06)           (.01)     1.63        (.97)      (.10)   (1.07)
2003                     15.78         1.06          (.71)           (.08)             --       .27        (.94)      (.02)    (.96)
2002                     15.78         1.08          (.02)           (.11)           (.01)      .94        (.92)      (.02)    (.94)
2001                     14.83         1.15           .97            (.25)             --      1.87        (.92)        --     (.92)
2000                     14.83         1.24          (.04)           (.27)             --       .93        (.93)        --     (.93)

CALIFORNIA SELECT
QUALITY (NVC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                  15.63          .51           .28            (.05)           (.01)      .73        (.50)      (.10)    (.60)
2004                     14.93         1.04           .77            (.06)           (.01)     1.74        (.97)      (.07)   (1.04)
2003                     15.53         1.05          (.63)           (.07)             --       .35        (.94)      (.01)    (.95)
2002                     15.63         1.08           .01            (.08)           (.04)      .97        (.91)      (.16)   (1.07)
2001                     14.90         1.18           .72            (.26)             --      1.64        (.91)        --     (.91)
2000                     14.80         1.21           .11            (.28)             --      1.04        (.94)        --     (.94)

CALIFORNIA QUALITY
INCOME (NUC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                  15.49          .52           .39            (.05)           (.01)      .85        (.50)      (.08)    (.58)
2004                     14.85         1.05           .73            (.07)             --      1.71       (1.02)      (.05)   (1.07)
2003                     15.84         1.08          (.87)           (.07)           (.01)      .13       (1.00)      (.12)   (1.12)
2002                     16.16         1.19          (.35)           (.10)           (.02)      .72        (.96)      (.08)   (1.04)
2001                     15.41         1.21           .75            (.26)             --      1.70        (.94)      (.01)    (.95)
2000                     15.28         1.23           .16            (.29)             --      1.10        (.97)        --     (.97)
====================================================================================================================================
                                                              Total Returns
                                                           -------------------
                                                                       Based
                                                                          on
                               Ending                                 Common
                               Common                       Based      Share
                                Share       Ending             on        Net
                            Net Asset       Market         Market      Asset
                                Value        Value          Value**    Value**
==============================================================================
------------------------------------------------------------------------------
CALIFORNIA INVESTMENT
QUALITY (NQC)
Year Ended 8/31:
2005(a)                        $15.71     $15.3000           7.52%      4.16%
2004                            15.65      14.8000           8.94      11.11
2003                            15.09      14.6100            .29       1.60
2002                            15.78      15.5200           (.55)      6.28
2001                            15.78      16.5800          12.54      13.09
2000                            14.83      15.6250           2.91       6.69

CALIFORNIA SELECT
QUALITY (NVC)
------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                         15.76      15.0100           5.49       4.71
2004                            15.63      14.8100          12.38      11.97
2003                            14.93      14.1400          (2.78)      2.24
2002                            15.53      15.5100           2.79       6.61
2001                            15.63      16.1800          10.70      11.43
2000                            14.90      15.5000           2.96       7.47

CALIFORNIA QUALITY
INCOME (NUC)
------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                         15.76      15.4700           7.11       5.55
2004                            15.49      15.0000           9.67      11.76
2003                            14.85      14.6700          (2.38)       .71
2002                            15.84      16.1400           4.15       4.79
2001                            16.16      16.5500           8.51      11.44
2000                            15.41      16.1875           3.83       7.64
==============================================================================
                                                                       Ratios/Supplemental Data
                                ----------------------------------------------------------------------------------------------------
                                                         Before Credit                         After Credit***
                                                 ------------------------------      ---------------------------------
                                                                 Ratio of Net                            Ratio of Net
                                                   Ratio of        Investment          Ratio of           Investment
                                     Ending        Expenses         Income to          Expenses            Income to
                                        Net      to Average           Average        to Average              Average
                                     Assets      Net Assets        Net Assets        Net Assets           Net Assets
                                 Applicable      Applicable        Applicable        Applicable           Applicable      Portfolio
                                  to Common       to Common         to Common         to Common            to Common       Turnover
                                Shares (000)         Shares++          Shares++          Shares++             Shares++         Rate
====================================================================================================================================
------------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA INVESTMENT
QUALITY (NQC)
Year Ended 8/31:
2005(a)                            $213,350            1.21%*            6.31%*            1.20%*               6.31%*            1%
2004                                212,509            1.22              6.48              1.22                 6.49             20
2003                                204,974            1.21              6.73              1.21                 6.73             26
2002                                214,261            1.25              7.03              1.23                 7.04             11
2001                                213,221            1.25              7.64              1.23                 7.65             34
2000                                199,258            1.25              8.65              1.24                 8.66             18

CALIFORNIA SELECT
QUALITY (NVC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                             364,005            1.19*             6.52*             1.18*                6.53*             3
2004                                360,938            1.21              6.78              1.20                 6.78             14
2003                                344,892            1.20              6.78              1.20                 6.78             20
2002                                358,632            1.23              7.14              1.22                 7.15             19
2001                                359,318            1.24              7.81              1.22                 7.83             29
2000                                340,791            1.27              8.39              1.25                 8.40             20

CALIFORNIA QUALITY
INCOME (NUC)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                             346,742            1.20*             6.74*             1.20*                6.74*             3
2004                                340,873            1.22              6.89              1.21                 6.89             16
2003                                326,280            1.22              6.90              1.21                 6.91             46
2002                                347,561            1.23              7.58              1.22                 7.59             22
2001                                352,693            1.23              7.77              1.21                 7.78             18
2000                                335,148            1.22              8.28              1.21                 8.29             21
====================================================================================================================================
                                           Preferred Shares at End of Period
                                     --------------------------------------------
                                       Aggregate     Liquidation
                                          Amount      and Market           Asset
                                     Outstanding           Value        Coverage
                                            (000)      Per Share       Per Share
=================================================================================
---------------------------------------------------------------------------------
CALIFORNIA INVESTMENT
QUALITY (NQC)
Year Ended 8/31:
2005(a)                                 $112,000         $25,000         $72,623
2004                                     112,000          25,000          72,435
2003                                     112,000          25,000          70,753
2002                                     112,000          25,000          72,826
2001                                     112,000          25,000          72,594
2000                                     112,000          25,000          69,477

CALIFORNIA SELECT
QUALITY (NVC)
---------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                                  192,000          25,000          72,397
2004                                     192,000          25,000          71,997
2003                                     192,000          25,000          69,908
2002                                     192,000          25,000          71,697
2001                                     192,000          25,000          71,786
2000                                     192,000          25,000          69,374

CALIFORNIA QUALITY
INCOME (NUC)
---------------------------------------------------------------------------------
Year Ended 8/31:
2005(a)                                  185,000          25,000          71,857
2004                                     185,000          25,000          71,064
2003                                     185,000          25,000          69,092
2002                                     185,000          25,000          71,968
2001                                     185,000          25,000          72,661
2000                                     185,000          25,000          70,290
=================================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Common Share Net Asset Value is the combination of changes in Common Share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
***  After custodian fee credit, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares, where applicable.
(a)  For the six months ended February 28, 2005.

                                 See accompanying notes to financial statements.

                                  56-57 SPREAD

Reinvest Automatically
      EASILY AND CONVENIENTLY

Sidebar text: NUVEEN MAKES REINVESTING EASY. A PHONE CALL IS ALL IT TAKES TO SET UP YOUR REINVESTMENT ACCOUNT.


NUVEEN CLOSED-END EXCHANGE-TRADED FUNDS
DIVIDEND REINVESTMENT PLAN

Your Nuveen Closed-End Exchange-Traded Fund allows you to conveniently reinvest dividends and/or capital gains distributions in additional fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of tax-free compounding. Just like dividends or distributions in cash, there may be times when income or capital gains taxes may be payable on dividends or distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBLE

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

CALL TODAY TO START REINVESTING DIVIDENDS AND/OR DISTRIBUTIONS

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Other Useful
      INFORMATION

Effective Jan. 1, 2005, the asset management services and operations of Nuveen Advisory Corp. (NAC) and Nuveen Institutional Advisory Corp (NIAC) became part of Nuveen Asset Management (NAM). This internal consolidation is intended to simplify the delivery of services to the investment management clients of Nuveen Investments. It does not affect the investment objectives or portfolio management of any Fund.

QUARTERLY PORTFOLIO OF INVESTMENTS AND PROXY VOTING INFORMATION

Each Fund's (i) quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the 12-month period ended June 30, 2004, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities are available without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission ("SEC"). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public References Section at 450 Fifth Street NW, Washington, D.C. 20549.

GLOSSARY OF TERMS USED IN THIS REPORT

AVERAGE ANNUAL TOTAL RETURN: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

AVERAGE EFFECTIVE MATURITY: The average of all the maturities of the bonds in a Fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

LEVERAGE-ADJUSTED DURATION: Duration is a measure of the sensitivity of a bond or bond Fund's value to changes when interest rates change. Generally, the longer a bond or Fund's duration, the more the price of the bond or Fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is longer than the duration of the Fund's portfolio of bonds.

MARKET YIELD (ALSO KNOWN AS DIVIDEND YIELD OR CURRENT YIELD): An investment's current annualized dividend divided by its current market price.

NET ASSET VALUE (NAV): A Fund's common share NAV per share is calculated by subtracting the liabilities of the Fund (including any MuniPreferred shares issued in order to leverage the Fund) from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

TAXABLE-EQUIVALENT YIELD: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.



BOARD OF DIRECTORS
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Eugene S. Sunshine

FUND MANAGER
Nuveen Asset Management
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Ernst & Young LLP
Chicago, IL


Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as is deemed advisable. No shares were repurchased during the period covered by this report. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

Nuveen Investments:
SERVING Investors
         For GENERATIONS


Photo of: 2 women looking at a photo album.

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

WE OFFER MANY DIFFERENT INVESTING SOLUTIONS FOR OUR CLIENTS' DIFFERENT NEEDS.

Managing more than $115 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in fixed-income investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

FIND OUT HOW WE CAN HELP YOU REACH YOUR FINANCIAL GOALS.

To learn more about the products and services Nuveen Investments offers, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest.

Be sure to obtain a prospectus, where applicable. Investors should consider the investment objective and policies, risk considerations, charges and expenses of the Fund carefully before investing. The prospectus contains this and other information relevant to an investment in the Fund. For a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

                                                o Share prices
           Learn more                           o Fund details
about Nuveen Funds at                           o Daily financial news
   WWW.NUVEEN.COM/ETF                           o Investor education
                                                o Interactive planning tools




Logo: NUVEEN Investments

                                                                     ESA-A-0205D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Schedule I in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's Board implemented after the registrant last provided disclosure in response to this Item.

ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen California Municipal Value Fund, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: May 6, 2005
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (principal executive officer)

Date: May 6, 2005
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (principal financial officer)

Date: May 6, 2005
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.